UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-23346

Name of Fund: BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable

            Series Funds II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Shares	Value
Common Stocks — 2.0%

Banks — 0.1%
Bank of America Corp.		8,172	$240,747
JPMorgan Chase & Co.		2,204	248,699

			489,446
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The)		1,047	234,779
Morgan Stanley		4,686	218,227

			453,006
Chemicals — 0.3%
Advanced Emissions Solutions, Inc.		1,644	19,662
Platform Specialty Products Corp.(a)		126,518	1,577,680

			1,597,342
Construction & Engineering — 0.5%
Star Group, Inc. (The)(a)		103,714	2,575,887

Containers & Packaging — 0.2%
Crown Holdings, Inc.(a)		18,979	910,992

Diversified Telecommunication Services — 0.1%
CenturyLink, Inc.		27,959	592,731

Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc.		12,660	446,265

Health Care Providers & Services — 0.1%
Elanco Animal Health, Inc.(a)		1,259	43,927
Tenet Healthcare Corp.(a)		1,801	51,256
Universal Health Services, Inc., Class B		2,970	379,685

			474,868
IT Services — 0.1%
First Data Corp., Class A(a)		26,389	645,739

Machinery — 0.0%
Gates Industrial Corp. plc(a)		3,921	76,459

Media — 0.1%
Altice USA, Inc., Class A		20,929	379,652

Metals & Mining — 0.2%
Constellium NV, Class A(a)		80,736	997,090

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.(a)		7,581	532,035

Total Common Stocks — 2.0% (Cost: $9,440,485)			10,171,512

	Par (000)
Corporate Bonds — 82.1%

Aerospace & Defense — 2.9%
Arconic, Inc.:
6.15%, 08/15/20	USD	595	$617,312
5.13%, 10/01/24		1,522	1,531,513
5.90%, 02/01/27		257	261,526
BBA US Holdings, Inc., 5.38%, 05/01/26(b)		401	401,501
Bombardier, Inc.(b):
7.75%, 03/15/20		128	133,840
8.75%, 12/01/21		1,557	1,717,527
5.75%, 03/15/22		289	290,626
6.00%, 10/15/22		24	24,061
6.13%, 01/15/23		1,878	1,886,216
7.50%, 12/01/24		984	1,038,120
7.50%, 03/15/25		1,886	1,944,937
7.45%, 05/01/34		210	213,150
BWX Technologies, Inc., 5.38%, 07/15/26(b)		244	244,915
KLX, Inc., 5.88%, 12/01/22(b)		1,870	1,931,710

Security	Par (000)		Value
Aerospace & Defense (continued)
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)	USD	271	$279,211
Pioneer Holdings LLC, 9.00%, 11/01/22(b)		219	226,118
TransDigm UK Holdings plc, 6.88%, 05/15/26(b)		848	870,260
TransDigm, Inc.:
6.00%, 07/15/22		233	236,786
6.50%, 07/15/24		978	1,001,961

			14,851,290
Air Freight & Logistics — 0.1%
XPO Logistics, Inc., 6.13%, 09/01/23(b)		400	414,500

Airlines — 0.0%(b)
American Airlines Group, Inc., 5.50%, 10/01/19		30	30,412
Virgin Australia Pass-Through Trust, Series 2013-1C, 7.13%, 10/23/18		40	40,249

			70,661
Auto Components — 0.7%
Allison Transmission, Inc., 5.00%, 10/01/24(b)		16	15,920
Icahn Enterprises LP:
6.25%, 02/01/22		1,147	1,175,675
6.75%, 02/01/24		875	895,781
6.38%, 12/15/25		198	198,743
IHO Verwaltungs GmbH(b)(c):
4.12% ( 4.12% Cash or 4.88% PIK), 09/15/21		201	198,990
4.50% ( 4.50% Cash or 5.25% PIK), 09/15/23		515	498,319
4.75% ( 4.75% Cash or 5.50% PIK), 09/15/26		505	475,963
JB Poindexter & Co., Inc., 7.13%, 04/15/26(b)		139	144,212

			3,603,603
Automobiles — 0.2%(b)
Jaguar Land Rover Automotive plc, 5.63%, 02/01/23		150	147,375
Tesla, Inc., 5.30%, 08/15/25		882	743,085

			890,460
Banks — 0.6%
Banco Espirito Santo SA(a)(d):
2.63%, 05/08/17	EUR	100	34,832
4.75%, 01/15/18		100	33,380
4.00%, 01/21/19		100	34,251
Barclays plc:
4.38%, 09/11/24	USD	850	819,622
5.20%, 05/12/26		200	196,512
CIT Group, Inc.:
5.00%, 08/15/22		30	30,600
5.00%, 08/01/23		634	646,743
5.25%, 03/07/25		171	174,420
6.13%, 03/09/28		138	144,210
HSBC Holdings plc(e)(f):
(USD Swap Rate 5 Year + 3.45%), 6.25%		358	356,658
(USD Swap Rate 5 Year + 3.75%), 6.00%		465	446,051

			2,917,279
Building Products — 0.4%(b)
CPG Merger Sub LLC, 8.00%, 10/01/21		396	400,455
Jeld-Wen, Inc.:
4.63%, 12/15/25		209	192,802
4.88%, 12/15/27		4	3,645
Masonite International Corp., 5.75%, 09/15/26		251	251,627
PGT Escrow Issuer, Inc., 6.75%, 08/01/26		173	179,488
Standard Industries, Inc.:
5.50%, 02/15/23		5	5,056
6.00%, 10/15/25		552	564,420

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Building Products (continued)
USG Corp.:
5.50%, 03/01/25	USD	37	$37,694
4.88%, 06/01/27		176	177,938

			1,813,125
Capital Markets — 0.2%(b)
Credit Suisse Group AG, (USD Swap Semi 5 Year + 4.60%), 7.50%(e)(f)		200	205,750
Eagle Holding Co. II LLC, 7.63% ( 7.63% Cash or 8.38% PIK), 05/15/22(c)		324	328,050
FS Energy & Power Fund, 7.50%, 08/15/23		412	420,240
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24		92	94,300
MSCI, Inc., 5.25%, 11/15/24		167	171,008

			1,219,348
Chemicals — 3.6%
Alpha 2 BV, 8.75% ( 8.75% Cash or 9.50% PIK), 06/01/23(b)(c)		410	416,150
Alpha 3 BV, 6.25%, 02/01/25(b)		1,500	1,492,950
Axalta Coating Systems LLC, 4.88%, 08/15/24(b)		703	688,940
Blue Cube Spinco LLC:
9.75%, 10/15/23		377	426,481
10.00%, 10/15/25		867	997,050
CF Industries, Inc.:
5.15%, 03/15/34		105	99,750
4.95%, 06/01/43		310	274,350
Chemours Co. (The):
6.63%, 05/15/23		215	224,587
7.00%, 05/15/25		108	114,533
4.00%, 05/15/26	EUR	290	337,091
5.38%, 05/15/27	USD	340	327,862
Gates Global LLC, 6.00%, 07/15/22(b)		892	897,575
GCB MPM Escrow LLC, 8.88%, 10/15/20(a)(d)(g)		334	—
Hexion, Inc (b):
6.63%, 04/15/20		332	312,080
10.38%, 02/01/22		222	215,895
Huntsman International LLC, 5.13%, 11/15/22		870	896,100
Koppers, Inc., 6.00%, 02/15/25(b)		278	277,305
Momentive Performance Materials, Inc., 3.88%, 10/24/21		1,312	1,415,320
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		338	325,410
Olin Corp., 5.00%, 02/01/30		172	160,390
Platform Specialty Products Corp.(b):
6.50%, 02/01/22		3,755	3,820,712
5.88%, 12/01/25		1,635	1,613,369
PQ Corp.(b):
6.75%, 11/15/22		685	712,695
5.75%, 12/15/25		974	966,695
Starfruit Finco BV, 8.00%, 10/01/26(b)		321	325,815
W.R. Grace & Co.- Conn., 5.13%, 10/01/21(b)		949	972,725

			18,311,830
Commercial Services & Supplies — 2.5%
ACCO Brands Corp., 5.25%, 12/15/24(b)		108	107,190
ADT Corp. (The):
3.50%, 07/15/22		74	70,022
4.13%, 06/15/23		1,794	1,715,477
4.88%, 07/15/32(b)		652	523,230
Advanced Disposal Services, Inc., 5.63%, 11/15/24(b)		219	220,642
Algeco Global Finance plc(b):
6.50%, 02/15/23	EUR	200	244,870
8.00%, 02/15/23	USD	1,266	1,297,650

Security	Par (000)		Value
Commercial Services & Supplies (continued)
APX Group, Inc.:
8.75%, 12/01/20	USD	357	$357,000
7.88%, 12/01/22		191	194,820
Aramark Services, Inc.:
5.13%, 01/15/24		1,170	1,183,162
4.75%, 06/01/26		500	490,000
5.00%, 02/01/28(b)		43	42,194
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)		182	174,492
Hulk Finance Corp., 7.00%, 06/01/26(b)		415	400,994
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		481	466,570
Matthews International Corp., 5.25%, 12/01/25(b)		90	87,075
Mobile Mini, Inc., 5.88%, 07/01/24		1,275	1,294,125
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(b)		139	136,220
Nielsen Finance LLC, 5.00%, 04/15/22(b)		541	527,475
Prime Security Services Borrower LLC, 9.25%, 05/15/23(b)		1,397	1,494,092
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		567	567,000
Tervita Escrow Corp., 7.63%, 12/01/21(b)		460	474,375
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		283	276,633
Wrangler Buyer Corp., 6.00%, 10/01/25(b)		392	376,320

			12,721,628
Communications Equipment — 0.4%
CommScope Technologies LLC(b):
6.00%, 06/15/25		2	2,060
5.00%, 03/15/27		804	773,850
CommScope, Inc., 5.00%, 06/15/21(b)		165	165,206
Nokia OYJ:
3.38%, 06/12/22		133	130,473
4.38%, 06/12/27		187	179,988
6.63%, 05/15/39		788	849,070

			2,100,647
Construction & Engineering — 0.4%
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)		567	582,808
Engility Corp., 8.88%, 09/01/24		287	312,112
frontdoor, Inc., 6.75%, 08/15/26(b)		233	239,990
New Enterprise Stone & Lime Co., Inc (b):
10.13%, 04/01/22		200	214,125
6.25%, 03/15/26		103	103,773
Pisces Midco, Inc., 8.00%, 04/15/26(b)		290	292,175
Tutor Perini Corp., 6.88%, 05/01/25(b)		298	306,195
Weekley Homes LLC, 6.63%, 08/15/25		82	78,105

			2,129,283
Consumer Finance — 1.7%
Ally Financial, Inc.:
5.13%, 09/30/24		1,032	1,062,960
8.00%, 11/01/31		2,690	3,258,262
Navient Corp.:
6.63%, 07/26/21		515	536,887
6.50%, 06/15/22		288	299,298
5.50%, 01/25/23		1,165	1,162,088
7.25%, 09/25/23		154	163,240
5.88%, 10/25/24		63	61,740
6.75%, 06/25/25		120	120,450
6.75%, 06/15/26		335	330,813
5.63%, 08/01/33		100	83,750
Springleaf Finance Corp.:
6.13%, 05/15/22		90	92,812
5.63%, 03/15/23		14	13,948
6.88%, 03/15/25		548	546,630
7.13%, 03/15/26		920	915,400

			8,648,278

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Containers & Packaging — 1.9%
Ardagh Packaging Finance plc(b):
4.63%, 05/15/23	USD	1,892	$1,873,080
7.25%, 05/15/24		1,277	1,336,061
4.75%, 07/15/27	GBP	100	127,274
Ball Corp., 4.00%, 11/15/23	USD	182	177,677
BWAY Holding Co., 5.50%, 04/15/24(b)		2,087	2,053,086
Crown Americas LLC(b):
4.75%, 02/01/26		642	613,110
4.25%, 09/30/26		1,031	943,365
OI European Group BV, 4.00%, 03/15/23(b)		274	260,300
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		82	82,580
5.13%, 07/15/23(b)		156	155,220
7.00%, 07/15/24(b)		1,527	1,553,723
Sealed Air Corp.(b):
4.88%, 12/01/22		536	541,360
6.88%, 07/15/33		31	33,325

			9,750,161
Distributors — 0.4%(b)
American Builders & Contractors Supply Co., Inc.:
5.75%, 12/15/23		993	1,014,101
5.88%, 05/15/26		311	311,778
Core & Main LP, 6.13%, 08/15/25(b)		825	787,875

			2,113,754
Diversified Consumer Services — 0.3%
Carriage Services, Inc., 6.63%, 06/01/26(b)		242	247,445
Graham Holdings Co., 5.75%, 06/01/26(b)		150	153,562
Laureate Education, Inc., 8.25%, 05/01/25(b)		319	341,595
Service Corp. International:
4.50%, 11/15/20		240	240,300
5.38%, 01/15/22		166	168,075
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		549	540,765

			1,691,742
Diversified Financial Services — 1.1%(b)
Financial & Risk US Holdings, Inc.:
4.50%, 05/15/26	EUR	650	750,909
6.25%, 05/15/26	USD	506	507,867
8.25%, 11/15/26		979	973,067
Jefferies Finance LLC:
7.38%, 04/01/20		200	203,250
6.88%, 04/15/22		741	744,705
Tempo Acquisition LLC, 6.75%, 06/01/25		755	734,238
Travelport Corporate Finance plc, 6.00%, 03/15/26		240	243,761
Vantiv LLC, 4.38%, 11/15/25		263	249,850
Verscend Escrow Corp., 9.75%, 08/15/26		936	966,420

			5,374,067
Diversified Telecommunication Services — 5.7%
Altice France SA(b):
7.38%, 05/01/26		1,948	1,948,000
8.13%, 02/01/27		1,340	1,380,200
CCO Holdings LLC(b):
4.00%, 03/01/23		469	448,974
5.13%, 05/01/23		218	218,338
5.13%, 05/01/27		3,024	2,865,240
5.00%, 02/01/28		609	572,399
CenturyLink, Inc.:
Series S, 6.45%, 06/15/21		981	1,017,787
Series W, 6.75%, 12/01/23		380	394,725
Series Y, 7.50%, 04/01/24		454	484,645
Series P, 7.60%, 09/15/39		21	18,742
Series U, 7.65%, 03/15/42		475	423,938

Security	Par (000)		Value
Diversified Telecommunication Services (continued)
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)	USD	833	$764,277
Embarq Corp., 8.00%, 06/01/36		690	690,000
Frontier Communications Corp.:
7.13%, 03/15/19		349	351,199
10.50%, 09/15/22		224	199,360
11.00%, 09/15/25		1,444	1,125,901
8.50%, 04/01/26(b)		674	636,930
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		1,149	1,058,517
8.50%, 10/15/24(b)		1,267	1,280,937
9.75%, 07/15/25(b)		1,575	1,667,531
Intelsat SA, 4.50%, 06/15/25(b)(h)		79	146,387
Level 3 Financing, Inc.:
5.38%, 08/15/22		395	399,138
5.13%, 05/01/23		516	518,580
5.38%, 01/15/24		227	226,827
5.38%, 05/01/25		363	362,089
5.25%, 03/15/26		2,132	2,097,462
Level 3 Parent LLC, 5.75%, 12/01/22		205	207,347
Qualitytech LP, 4.75%, 11/15/25(b)		204	195,369
Qwest Corp., 6.75%, 12/01/21		160	170,759
Sprint Capital Corp.:
6.90%, 05/01/19		375	381,094
6.88%, 11/15/28		1,132	1,137,660
8.75%, 03/15/32		982	1,104,750
Telecom Italia Capital SA:
6.38%, 11/15/33		230	225,400
6.00%, 09/30/34		1,873	1,784,033
Telesat Canada, 8.88%, 11/15/24(b)		325	347,750
Virgin Media Finance plc, 5.75%, 01/15/25(b)		1,597	1,579,225
Virgin Media Secured Finance plc, 5.25%, 01/15/26(b)		465	454,672

			28,886,182
Electric Utilities — 0.1%
DPL, Inc., 7.25%, 10/15/21		39	42,169
NextEra Energy Operating Partners LP(b):
4.25%, 09/15/24		185	181,300
4.50%, 09/15/27		54	51,705
Vistra Operations Co. LLC, 5.50%, 09/01/26(b)		335	338,769

			613,943
Electrical Equipment — 0.6%(b)
Energizer Gamma Acquisition, Inc., 6.38%, 07/15/26		286	295,652
Sensata Technologies BV:
5.63%, 11/01/24		547	564,778
5.00%, 10/01/25		896	893,760
Vertiv Group Corp., 9.25%, 10/15/24		1,165	1,211,600

			2,965,790
Electronic Equipment, Instruments & Components — 0.5%
Anixter, Inc., 5.63%, 05/01/19		55	55,619
CDW LLC:
5.00%, 09/01/23		314	317,925
5.50%, 12/01/24		1,273	1,317,555
5.00%, 09/01/25		547	544,128
Itron, Inc., 5.00%, 01/15/26(b)		36	34,560

			2,269,787
Energy Equipment & Services — 3.2%
Apergy Corp., 6.38%, 05/01/26(b)		148	152,070
Basic Energy Services, Inc., 10.75%, 10/15/23(b)		115	117,300
Calfrac Holdings LP, 8.50%, 06/15/26(b)		265	247,112
CSI Compressco LP, 7.50%, 04/01/25(b)		463	472,260

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Energy Equipment & Services (continued)
Diamond Offshore Drilling, Inc.:
7.88%, 08/15/25	USD	286	$297,083
5.70%, 10/15/39		54	43,335
4.88%, 11/01/43		375	274,687
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(h)		384	382,330
Ensco plc:
4.50%, 10/01/24		136	116,790
5.20%, 03/15/25		194	168,780
7.75%, 02/01/26		856	849,580
5.75%, 10/01/44		237	177,157
McDermott Technology Americas, Inc., 10.63%, 05/01/24(b)		555	593,850
Nabors Industries, Inc.:
4.63%, 09/15/21		91	89,625
5.75%, 02/01/25(b)		230	220,493
Noble Holding International Ltd.:
7.75%, 01/15/24		316	313,630
7.88%, 02/01/26(b)		1,899	1,970,213
5.25%, 03/15/42		182	131,381
Oceaneering International, Inc., 4.65%, 11/15/24		74	70,858
Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/01/23(b)		862	890,015
Pioneer Energy Services Corp., 6.13%, 03/15/22		399	349,125
Precision Drilling Corp.:
6.50%, 12/15/21		35	35,679
7.75%, 12/15/23		110	116,737
5.25%, 11/15/24		168	161,112
7.13%, 01/15/26(b)		115	118,163
Rowan Cos., Inc.:
4.88%, 06/01/22		426	409,492
4.75%, 01/15/24		164	146,370
7.38%, 06/15/25		415	412,925
SESI LLC:
7.13%, 12/15/21		110	111,540
7.75%, 09/15/24		281	286,620
Transocean Guardian Ltd., 5.88%, 01/15/24(b)		449	452,929
Transocean Pontus Ltd., 6.13%, 08/01/25(b)		520	528,445
Transocean, Inc.:
8.37%, 12/15/21		135	145,294
5.80%, 10/15/22		363	361,639
9.00%, 07/15/23(b)		1,306	1,420,275
7.50%, 01/15/26(b)		361	372,732
6.80%, 03/15/38		117	101,205
Trinidad Drilling Ltd., 6.63%, 02/15/25(b)		411	406,890
USA Compression Partners LP, 6.88%, 04/01/26(b)		786	811,545
Weatherford International Ltd.:
7.75%, 06/15/21		967	962,165
8.25%, 06/15/23		696	657,720
6.50%, 08/01/36		116	87,290
7.00%, 03/15/38		183	141,825
5.95%, 04/15/42		190	136,800

			16,313,066
Equity Real Estate Investment Trusts (REITs) — 1.9%
CoreCivic, Inc., 4.75%, 10/15/27		685	606,225
CyrusOne LP, 5.38%, 03/15/27		94	96,115
Equinix, Inc.:
5.38%, 04/01/23		70	71,662
5.88%, 01/15/26		1,633	1,679,949
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		1,027	993,622
GEO Group, Inc. (The):
5.88%, 10/15/24		622	595,565
6.00%, 04/15/26		34	32,555

Security	Par (000)		Value
Equity Real Estate Investment Trusts (REITs) (continued)
iStar, Inc.:
4.63%, 09/15/20	USD	46	$45,885
5.25%, 09/15/22		75	73,875
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		615	630,375
4.50%, 09/01/26		1,293	1,221,885
4.50%, 01/15/28		767	701,882
MPT Operating Partnership LP:
6.38%, 03/01/24		65	67,925
5.50%, 05/01/24		80	80,400
5.00%, 10/15/27		394	379,718
SBA Communications Corp.:
4.00%, 10/01/22		1,807	1,770,860
4.88%, 09/01/24		305	301,569
VICI Properties 1 LLC, 8.00%, 10/15/23		321	354,342

			9,704,409
Food & Staples Retailing — 0.1%
Albertsons Cos. LLC:
6.63%, 06/15/24		163	156,683
5.75%, 03/15/25		152	136,800
Rite Aid Corp., 6.13%, 04/01/23(b)		179	160,429

			453,912
Food Products — 0.9%
B&G Foods, Inc., 5.25%, 04/01/25		80	76,400
Chobani LLC, 7.50%, 04/15/25(b)		362	328,968
JBS USA LUX SA(b):
5.88%, 07/15/24		936	917,280
5.75%, 06/15/25		1,274	1,240,557
6.75%, 02/15/28		895	887,039
Post Holdings, Inc.(b):
5.50%, 03/01/25		182	180,635
5.00%, 08/15/26		543	513,434
5.75%, 03/01/27		29	28,420
5.63%, 01/15/28		35	33,687
Simmons Foods, Inc., 7.75%, 01/15/24(b)		214	221,490

			4,427,910
Gas Utilities — 0.1%
Superior Plus LP, 7.00%, 07/15/26(b)		520	525,200

Health Care Equipment & Supplies — 1.9%
Avantor, Inc.(b):
6.00%, 10/01/24		2,752	2,793,280
9.00%, 10/01/25		788	813,610
DJO Finance LLC, 8.13%, 06/15/21(b)		1,553	1,586,001
Fresenius US Finance II, Inc., 4.50%, 01/15/23(b)		127	128,945
Immucor, Inc., 11.13%, 02/15/22(b)		152	153,900
Mallinckrodt International Finance SA(b):
4.88%, 04/15/20		155	153,450
5.75%, 08/01/22		1,191	1,098,697
5.63%, 10/15/23		50	44,250
5.50%, 04/15/25		23	19,263
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(b)		2,311	2,257,847
Sotera Health Holdings LLC, 6.50%, 05/15/23(b)		398	409,940
Teleflex, Inc., 4.88%, 06/01/26		273	270,270

			9,729,453
Health Care Providers & Services — 5.0%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		31	30,922
5.63%, 02/15/23		279	280,395
6.50%, 03/01/24		736	760,840
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		222	231,435

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Health Care Providers & Services (continued)
Centene Corp.:
4.75%, 05/15/22	USD	448	$453,040
6.13%, 02/15/24		73	76,650
5.38%, 06/01/26		2,332	2,387,618
Community Health Systems, Inc., 8.63%, 01/15/24(b)		553	573,046
DaVita, Inc., 5.13%, 07/15/24		757	730,505
Elanco Animal Health, Inc.(b):
4.27%, 08/28/23		206	206,835
4.90%, 08/28/28		221	224,381
Encompass Health Corp., 5.75%, 11/01/24		445	448,338
Envision Healthcare Corp.:
5.13%, 07/01/22(b)		261	267,394
5.63%, 07/15/22		744	764,981
6.25%, 12/01/24(b)		223	239,725
HCA, Inc.:
4.75%, 05/01/23		200	203,500
5.00%, 03/15/24		1,443	1,479,075
5.25%, 04/15/25		1,010	1,041,563
5.25%, 06/15/26		988	1,016,405
5.38%, 09/01/26		571	576,710
5.63%, 09/01/28		604	607,020
5.50%, 06/15/47		2,472	2,505,990
MEDNAX, Inc., 5.25%, 12/01/23(b)		144	144,180
Molina Healthcare, Inc., 4.88%, 06/15/25(b)		134	131,655
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		734	761,525
NVA Holdings, Inc., 6.88%, 04/01/26(b)		372	371,070
Polaris Intermediate Corp., 8.50% ( 8.50% Cash or 9.25% PIK), 12/01/22(b)(c)		1,560	1,611,854
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)		254	266,700
Surgery Center Holdings, Inc.(b):
8.88%, 04/15/21		145	150,981
6.75%, 07/01/25		771	738,233
Team Health Holdings, Inc., 6.38%, 02/01/25(b)		566	496,665
Tenet Healthcare Corp.:
6.00%, 10/01/20		118	121,876
7.50%, 01/01/22(b)		226	235,888
8.13%, 04/01/22		1,798	1,894,732
6.75%, 06/15/23		535	532,994
4.63%, 07/15/24		1,401	1,362,473
6.88%, 11/15/31		226	202,315
Vizient, Inc., 10.38%, 03/01/24(b)		444	485,625
WellCare Health Plans, Inc.:
5.25%, 04/01/25		136	138,210
5.38%, 08/15/26(b)		500	508,750

			25,262,094
Health Care Technology — 0.1%
IQVIA, Inc., 3.25%, 03/15/25	EUR	224	264,887

Hotels, Restaurants & Leisure — 4.1%
1011778 BC ULC(b):
4.25%, 05/15/24	USD	1,299	1,230,802
5.00%, 10/15/25		2,776	2,658,048
Aramark International Finance SARL, 3.13%, 04/01/25	EUR	506	611,014
Boyd Gaming Corp., 6.00%, 08/15/26	USD	310	312,325
Boyne USA, Inc., 7.25%, 05/01/25(b)		109	115,267
Caesars Resort Collection LLC, 5.25%, 10/15/25(b)		522	497,205
Churchill Downs, Inc., 4.75%, 01/15/28(b)		90	84,150
Delta Merger Sub, Inc., 6.00%, 09/15/26(b)		187	189,338
Eldorado Resorts, Inc., 6.00%, 04/01/25		131	132,638
GLP Capital LP:
5.38%, 11/01/23		66	68,207

Security	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
5.25%, 06/01/25	USD	76	$77,231
5.38%, 04/15/26		192	194,978
5.75%, 06/01/28		29	29,834
5.30%, 01/15/29		175	175,507
Golden Nugget, Inc., 6.75%, 10/15/24(b)		602	610,657
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		225	217,755
5.13%, 05/01/26(b)		827	822,865
Hilton Worldwide Finance LLC, 4.63%, 04/01/25		143	139,246
International Game Technology plc, 6.25%, 01/15/27(b)		360	364,464
IRB Holding Corp., 6.75%, 02/15/26(b)		125	122,500
KFC Holding Co.(b):
5.00%, 06/01/24		35	34,716
5.25%, 06/01/26		396	394,515
4.75%, 06/01/27		26	24,992
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26(b)		322	330,501
Melco Resorts Finance Ltd., 4.88%, 06/06/25(b)		265	251,832
MGM Resorts International:
6.63%, 12/15/21		1,885	1,998,100
7.75%, 03/15/22		287	314,265
6.00%, 03/15/23		395	408,331
Sabre GLBL, Inc.(b):
5.38%, 04/15/23		65	65,402
5.25%, 11/15/23		278	278,000
Scientific Games International, Inc.:
10.00%, 12/01/22		806	853,352
5.00%, 10/15/25(b)		511	485,450
3.38%, 02/15/26	EUR	500	551,578
Six Flags Entertainment Corp., 4.88%, 07/31/24(b)	USD	2,340	2,281,500
Stars Group Holdings BV, 7.00%, 07/15/26(b)		288	297,127
Station Casinos LLC, 5.00%, 10/01/25(b)		601	575,638
Viking Cruises Ltd.(b):
6.25%, 05/15/25		582	582,000
5.88%, 09/15/27		1,260	1,229,508
Wyndham Destinations, Inc.:
3.90%, 03/01/23		154	142,450
4.15%, 04/01/24		12	11,640
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		115	113,994
Wyndham Worldwide Corp., 4.50%, 04/01/27		128	120,640
Wynn Macau Ltd., 5.50%, 10/01/27(b)		600	563,250
Yum! Brands, Inc.:
3.88%, 11/01/23		97	93,120
5.35%, 11/01/43		10	8,600

			20,664,532
Household Durables — 1.1%
Brookfield Residential Properties, Inc.(b):
6.50%, 12/15/20		20	20,075
6.38%, 05/15/25		93	91,140
K. Hovnanian Enterprises, Inc., 10.00%, 07/15/22(b)		276	274,965
Lennar Corp.:
6.63%, 05/01/20		255	265,225
8.38%, 01/15/21		488	531,286
4.88%, 12/15/23		450	453,375
5.25%, 06/01/26		170	168,513
4.75%, 11/29/27		465	446,400
Mattamy Group Corp.(b):
6.88%, 12/15/23		234	236,340
6.50%, 10/01/25		241	233,770
MDC Holdings, Inc., 6.00%, 01/15/43		196	167,090
Meritage Homes Corp.:
7.15%, 04/15/20		70	73,226
5.13%, 06/06/27		291	268,447

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Household Durables (continued)
PulteGroup, Inc.:
5.50%, 03/01/26	USD	161	$160,195
6.38%, 05/15/33		473	454,132
6.00%, 02/15/35		244	229,970
Tempur Sealy International, Inc., 5.50%, 06/15/26		121	116,009
TRI Pointe Group, Inc.:
4.38%, 06/15/19		165	165,825
4.88%, 07/01/21		115	115,000
5.88%, 06/15/24		170	168,725
5.25%, 06/01/27		147	131,197
William Lyon Homes, Inc.:
6.00%, 09/01/23		80	77,200
5.88%, 01/31/25		76	70,585
Williams Scotsman International, Inc.(b):
7.88%, 12/15/22		140	144,200
6.88%, 08/15/23		293	290,802

			5,353,692
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 07/15/25		405	409,050

Independent Power and Renewable Electricity Producers — 1.8%
AES Corp.:
4.50%, 03/15/23		261	261,652
4.88%, 05/15/23		223	224,951
5.50%, 04/15/25		173	177,325
6.00%, 05/15/26		273	287,674
5.13%, 09/01/27		574	579,740
Calpine Corp.:
5.38%, 01/15/23		480	453,600
5.88%, 01/15/24(b)		208	209,560
5.75%, 01/15/25		80	70,800
5.25%, 06/01/26(b)		1,750	1,620,938
Clearway Energy Operating LLC:
5.38%, 08/15/24		279	280,395
5.75%, 10/15/25(b)		707	713,222
NRG Energy, Inc., 6.63%, 01/15/27		2,603	2,733,150
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)		276	278,760
Talen Energy Supply LLC, 6.50%, 06/01/25		231	176,715
Vistra Energy Corp.:
7.38%, 11/01/22		605	628,444
7.63%, 11/01/24		313	336,866

			9,033,792
Insurance — 0.8%(b)
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23		2,195	2,271,825
AmWINS Group, Inc., 7.75%, 07/01/26		303	315,120
Ardonagh Midco 3 plc, 8.63%, 07/15/23		252	248,850
AssuredPartners, Inc., 7.00%, 08/15/25		20	19,800
HUB International Ltd., 7.00%, 05/01/26		814	815,066
NFP Corp., 6.88%, 07/15/25		127	127,000
USIS Merger Sub, Inc., 6.88%, 05/01/25		80	79,800

			3,877,461
Internet & Direct Marketing Retail — 0.3%
Netflix, Inc.:
5.38%, 02/01/21		60	61,500
5.50%, 02/15/22		446	459,937
4.38%, 11/15/26		129	120,654
5.88%, 11/15/28(b)		601	598,746

			1,240,837
Internet Software & Services — 0.4%
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)		230	223,698

Security	Par (000)		Value
Internet Software & Services (continued)
Zayo Group LLC:
6.00%, 04/01/23	USD	512	$527,360
6.38%, 05/15/25		16	16,604
5.75%, 01/15/27(b)		1,447	1,447,000

			2,214,662
IT Services — 1.7%(b)
Alliance Data Systems Corp.:
5.88%, 11/01/21		490	499,800
5.38%, 08/01/22		874	880,555
Banff Merger Sub, Inc., 9.75%, 09/01/26		1,987	2,015,811
First Data Corp.:
7.00%, 12/01/23		628	653,905
5.75%, 01/15/24		3,788	3,849,555
Gartner, Inc., 5.13%, 04/01/25		516	519,566
WEX, Inc., 4.75%, 02/01/23		274	273,658

			8,692,850
Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25(b)		525	514,500
6.20%, 10/01/40		101	84,840
5.45%, 11/01/41		59	47,790

			647,130
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc., 5.50%, 04/01/26(b)		173	175,595

Machinery — 2.0%
BlueLine Rental Finance Corp., 9.25%, 03/15/24(b)		2,823	2,967,679
EnPro Industries, Inc., 5.88%, 09/15/22		160	163,000
Grinding Media, Inc., 7.38%, 12/15/23(b)		726	755,577
Mueller Water Products, Inc., 5.50%, 06/15/26(b)		269	270,345
Navistar International Corp., 6.63%, 11/01/25(b)		370	384,800
Novelis Corp.(b):
6.25%, 08/15/24		1,177	1,204,954
5.88%, 09/30/26		965	942,805
RBS Global, Inc., 4.88%, 12/15/25(b)		394	375,285
SPX FLOW, Inc., 5.63%, 08/15/24(b)		557	559,785
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		305	309,956
Terex Corp., 5.63%, 02/01/25(b)		1,017	1,010,644
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		828	718,290
Wabash National Corp., 5.50%, 10/01/25(b)		303	289,365

			9,952,485
Media — 6.8%
Acosta, Inc., 7.75%, 10/01/22(b)		172	58,480
Altice Financing SA(b):
6.63%, 02/15/23		400	403,000
7.50%, 05/15/26		1,043	1,016,925
Altice Luxembourg SA, 7.75%, 05/15/22(b)		2,153	2,091,101
Altice US Finance I Corp.(b):
5.38%, 07/15/23		1,548	1,565,415
5.50%, 05/15/26		1,266	1,264,417
AMC Networks, Inc.:
5.00%, 04/01/24		238	234,430
4.75%, 08/01/25		318	304,087
Cablevision Systems Corp., 8.00%, 04/15/20		125	131,719
CBS Radio, Inc., 7.25%, 11/01/24(b)		18	17,298
Cequel Communications Holdings I LLC(b):
5.13%, 12/15/21		1,634	1,637,115
7.75%, 07/15/25		894	949,875
7.50%, 04/01/28		657	689,029
Charter Communications Operating LLC, 4.91%, 07/23/25		10	10,154
Clear Channel International BV, 8.75%, 12/15/20(b)		1,189	1,227,286

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Media (continued)
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.63%, 03/15/20	USD	1,401	$1,404,502
Series A, 6.50%, 11/15/22		4,709	4,792,549
CSC Holdings LLC:
10.13%, 01/15/23(b)		2,140	2,341,160
5.25%, 06/01/24		749	732,147
6.63%, 10/15/25(b)		390	410,963
10.88%, 10/15/25(b)		2,686	3,122,475
DISH DBS Corp.:
6.75%, 06/01/21		326	332,927
5.88%, 07/15/22		1,592	1,553,887
5.00%, 03/15/23		273	247,748
5.88%, 11/15/24		427	382,699
7.75%, 07/01/26		272	256,578
DISH Network Corp., 3.38%, 08/15/26(h)		402	383,414
MDC Partners, Inc., 6.50%, 05/01/24(b)		440	389,400
Meredith Corp., 6.88%, 02/01/26(b)		232	237,800
Midcontinent Communications, 6.88%, 08/15/23(b)		293	306,639
Outfront Media Capital LLC:
5.63%, 02/15/24		54	54,594
5.88%, 03/15/25		240	242,400
Radiate Holdco LLC(b):
6.88%, 02/15/23		90	86,625
6.63%, 02/15/25		293	273,955
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)		1,003	965,097
TEGNA, Inc., 5.50%, 09/15/24(b)		83	83,934
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		800	752,000
Tribune Media Co., 5.88%, 07/15/22		461	469,067
Univision Communications, Inc.(b):
5.13%, 05/15/23		498	475,590
5.13%, 02/15/25		164	153,340
UPCB Finance IV Ltd., 5.38%, 01/15/25(b)		202	201,748
Videotron Ltd., 5.13%, 04/15/27(b)		899	881,020
WMG Acquisition Corp., 5.50%, 04/15/26(b)		168	166,740
Ziggo Bond Finance BV, 5.88%, 01/15/25(b)		600	563,250
Ziggo BV, 5.50%, 01/15/27(b)		525	492,581

			34,357,160
Metals & Mining — 2.5%
Alcoa Nederland Holding BV, 6.13%, 05/15/28(b)		200	205,500
Big River Steel LLC, 7.25%, 09/01/25(b)		234	247,162
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(b)		273	268,905
Constellium NV(b):
5.75%, 05/15/24		1,202	1,194,487
6.63%, 03/01/25		337	341,212
5.88%, 02/15/26		378	369,968
First Quantum Minerals Ltd., 7.25%, 05/15/22(b)		387	380,227
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		215	213,119
3.55%, 03/01/22		1,312	1,269,360
3.88%, 03/15/23		1,794	1,734,260
4.55%, 11/14/24		375	363,750
5.40%, 11/14/34		181	170,140
5.45%, 03/15/43		2,499	2,274,090
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)		177	192,488
Kaiser Aluminum Corp., 5.88%, 05/15/24		81	82,798
Steel Dynamics, Inc.:
5.25%, 04/15/23		673	682,960
5.50%, 10/01/24		57	58,197
4.13%, 09/15/25		558	531,495
5.00%, 12/15/26		45	44,775
SunCoke Energy Partners LP, 7.50%, 06/15/25(b)		387	398,610

Security	Par (000)		Value
Metals & Mining (continued)
Teck Resources Ltd.:
4.50%, 01/15/21	USD	26	$26,260
5.20%, 03/01/42		867	799,808
5.40%, 02/01/43		134	126,295
United States Steel Corp.:
6.88%, 08/15/25		384	392,160
6.25%, 03/15/26		346	342,973

			12,710,999
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc., 5.00%, 12/15/21		267	269,003

Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(b)		257	168,817

Oil, Gas & Consumable Fuels — 10.3%
Antero Midstream Partners LP, 5.38%, 09/15/24		60	60,375
Antero Resources Corp.:
5.13%, 12/01/22		115	116,783
5.63%, 06/01/23		795	813,881
5.00%, 03/01/25		166	167,245
Ascent Resources Utica Holdings LLC(b):
10.00%, 04/01/22		232	261,000
7.00%, 11/01/26		322	320,792
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b)		431	446,085
Bruin E&P Partners LLC, 8.88%, 08/01/23(b)		496	510,880
California Resources Corp., 8.00%, 12/15/22(b)		599	572,045
Callon Petroleum Co.:
6.13%, 10/01/24		336	341,880
6.38%, 07/01/26		163	165,852
Calumet Specialty Products Partners LP:
6.50%, 04/15/21		38	37,810
7.63%, 01/15/22		192	192,480
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		422	430,967
8.25%, 07/15/25		389	418,175
Chaparral Energy, Inc., 8.75%, 07/15/23(b)		422	420,945
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		567	620,865
5.88%, 03/31/25		482	506,702
5.13%, 06/30/27		1,242	1,246,658
Cheniere Energy Partners LP:
5.25%, 10/01/25		274	274,337
5.63%, 10/01/26(b)		936	942,739
Chesapeake Energy Corp.:
6.63%, 08/15/20		244	254,980
4.88%, 04/15/22		218	211,733
7.00%, 10/01/24		1,548	1,548,000
8.00%, 01/15/25		533	549,656
7.50%, 10/01/26		325	325,000
8.00%, 06/15/27		1,239	1,263,780
CNX Resources Corp., 5.88%, 04/15/22		2,831	2,831,849
Comstock Escrow Corp., 9.75%, 08/15/26(b)		335	334,263
CONSOL Energy, Inc., 11.00%, 11/15/25(b)		725	821,062
Covey Park Energy LLC, 7.50%, 05/15/25(b)		491	497,751
Crestwood Midstream Partners LP, 6.25%, 04/01/23		260	269,100
CrownRock LP, 5.63%, 10/15/25(b)		1,292	1,259,700
DCP Midstream Operating LP(b):
4.75%, 09/30/21		150	152,250
5.38%, 07/15/25		272	277,100
6.45%, 11/03/36		232	243,020
6.75%, 09/15/37		586	627,020
Denbury Resources, Inc.(b):
9.25%, 03/31/22		651	703,080
7.50%, 02/15/24		324	333,720

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.(b):
4.75%, 11/01/24	USD	554	$554,692
4.75%, 11/01/24		150	150,188
5.38%, 05/31/25		101	103,020
Eclipse Resources Corp., 8.88%, 07/15/23		85	86,487
Endeavor Energy Resources LP(b):
5.50%, 01/30/26		596	596,000
5.75%, 01/30/28		294	294,000
EnLink Midstream Partners LP:
4.40%, 04/01/24		379	367,975
4.15%, 06/01/25		38	36,032
4.85%, 07/15/26		60	58,171
5.05%, 04/01/45		122	101,232
5.45%, 06/01/47		331	289,020
EP Energy LLC(b):
9.38%, 05/01/20		12	11,910
9.38%, 05/01/24		704	580,800
7.75%, 05/15/26		668	683,865
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		825	814,687
5.63%, 02/01/26		548	484,980
Genesis Energy LP:
6.50%, 10/01/25		127	122,872
6.25%, 05/15/26		232	220,980
Great Western Petroleum LLC, 9.00%, 09/30/21(b)		726	715,110
Gulfport Energy Corp.:
6.63%, 05/01/23		454	461,945
6.00%, 10/15/24		6	5,850
6.38%, 01/15/26		75	72,938
Halcon Resources Corp., 6.75%, 02/15/25		659	632,640
Hess Infrastructure Partners LP, 5.63%, 02/15/26(b)		751	758,510
Jagged Peak Energy LLC, 5.88%, 05/01/26(b)		48	47,760
Magnolia Oil & Gas Operating LLC, 6.00%, 08/01/26(b)		243	242,393
Matador Resources Co., 5.88%, 09/15/26(b)		444	449,550
MEG Energy Corp.(b):
6.38%, 01/30/23		102	92,820
7.00%, 03/31/24		219	199,838
6.50%, 01/15/25		640	633,600
Newfield Exploration Co., 5.38%, 01/01/26		499	517,089
NGL Energy Partners LP:
5.13%, 07/15/19		193	193,965
6.88%, 10/15/21		848	863,858
NGPL PipeCo LLC(b):
4.88%, 08/15/27		400	398,000
7.77%, 12/15/37		610	747,250
Northern Oil and Gas, Inc., 9.50% ( 9.50% Cash or 1.00% PIK), 05/15/23(b)(c)		461	486,355
Parsley Energy LLC(b):
6.25%, 06/01/24		74	77,145
5.38%, 01/15/25		1,345	1,348,363
5.25%, 08/15/25		509	506,455
5.63%, 10/15/27		258	258,645
PBF Holding Co. LLC, 7.25%, 06/15/25		263	276,150
PDC Energy, Inc.:
1.13%, 09/15/21(h)		32	30,970
5.75%, 05/15/26		141	133,950
QEP Resources, Inc.:
6.88%, 03/01/21		8	8,400
5.38%, 10/01/22		934	937,502
5.63%, 03/01/26		755	721,969

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.:
5.88%, 07/01/22	USD	299	$304,232
5.00%, 08/15/22		37	36,584
5.00%, 03/15/23		165	161,700
4.88%, 05/15/25		268	253,595
Resolute Energy Corp., 8.50%, 05/01/20		1,112	1,113,390
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)		417	475,380
Sanchez Energy Corp.:
7.75%, 06/15/21		1,232	862,400
6.13%, 01/15/23		304	173,280
7.25%, 02/15/23(b)		170	167,450
Seven Generations Energy Ltd.(b):
6.88%, 06/30/23		109	112,815
5.38%, 09/30/25		765	743,963
SM Energy Co.:
6.13%, 11/15/22		278	286,340
5.00%, 01/15/24		73	71,084
5.63%, 06/01/25		32	31,880
6.75%, 09/15/26		307	318,896
6.63%, 01/15/27		372	384,555
Southern Star Central Corp., 5.13%, 07/15/22(b)		47	46,941
Southwestern Energy Co.:
6.20%, 01/23/25		389	386,083
7.50%, 04/01/26		288	301,680
7.75%, 10/01/27		519	547,545
Sunoco LP(b):
4.88%, 01/15/23		475	470,250
5.50%, 02/15/26		168	162,288
5.88%, 03/15/28		185	177,600
Tallgrass Energy Partners LP(b):
4.75%, 10/01/23		42	41,988
5.50%, 09/15/24		802	817,037
5.50%, 01/15/28		1,753	1,768,339
Targa Resources Partners LP:
5.25%, 05/01/23		15	15,169
5.13%, 02/01/25		44	44,330
5.88%, 04/15/26(b)		458	472,313
5.00%, 01/15/28(b)		719	699,227
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		237	231,668
6.62%, 06/15/25(i)		75	79,500
5.00%, 01/31/28		237	220,410
Tullow Oil plc, 7.00%, 03/01/25(b)		200	195,500
Whiting Petroleum Corp., 6.63%, 01/15/26		422	438,880
WildHorse Resource Development Corp., 6.88%, 02/01/25		210	216,825
WPX Energy, Inc.:
8.25%, 08/01/23		83	94,205
5.25%, 09/15/24		270	271,350
5.75%, 06/01/26		268	271,350

			52,215,513
Paper & Forest Products — 0.1%
Mercer International, Inc.:
7.75%, 12/01/22		54	56,433
6.50%, 02/01/24		188	192,249
5.50%, 01/15/26		172	168,560
Norbord, Inc., 6.25%, 04/15/23(b)		261	272,093
PH Glatfelter Co., 5.38%, 10/15/20		34	34,042

			723,377
Personal Products — 0.0%
Prestige Brands, Inc., 6.38%, 03/01/24(b)		202	204,273

8

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Pharmaceuticals — 2.0%(b)
Bausch Health Cos., Inc.:
7.50%, 07/15/21	USD	290	$295,437
5.63%, 12/01/21		188	187,295
6.50%, 03/15/22		486	505,440
5.50%, 03/01/23		910	875,875
4.50%, 05/15/23	EUR	643	736,835
5.88%, 05/15/23	USD	1,054	1,027,650
7.00%, 03/15/24		594	627,561
6.13%, 04/15/25		1,795	1,705,250
5.50%, 11/01/25		1,044	1,044,000
9.00%, 12/15/25		252	271,215
9.25%, 04/01/26		328	353,830
8.50%, 01/31/27		1,194	1,253,700
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26		445	428,313
Endo Dac, 6.00%, 07/15/23		448	397,600
Endo Finance LLC, 7.25%, 01/15/22		211	205,725
inVentiv Group Holdings, Inc., 7.50%, 10/01/24		306	323,595

			10,239,321
Professional Services — 0.5%(b)
Booz Allen Hamilton, Inc., 5.13%, 05/01/25		1,020	1,002,150
Jaguar Holding Co. II, 6.38%, 08/01/23		1,593	1,604,948

			2,607,098
Real Estate Management & Development — 0.3%(b)
Five Point Operating Co. LP, 7.88%, 11/15/25		213	214,370
Greystar Real Estate Partners LLC, 5.75%, 12/01/25		242	235,950
Howard Hughes Corp. (The), 5.38%, 03/15/25		704	696,960
Realogy Group LLC:
4.50%, 04/15/19		127	127,317
5.25%, 12/01/21		85	85,425
4.88%, 06/01/23		296	277,130

			1,637,152
Road & Rail — 0.7%(b)
Ashtead Capital, Inc., 5.25%, 08/01/26		368	371,772
Avis Budget Car Rental LLC, 5.13%, 06/01/22		401	411,576
Avolon Holdings Funding Ltd., 5.13%, 10/01/23		618	624,662
Herc Rentals, Inc.:
7.50%, 06/01/22		343	362,722
7.75%, 06/01/24		128	137,736
Hertz Corp. (The), 7.63%, 06/01/22		562	554,975
Park Aerospace Holdings Ltd.:
3.63%, 03/15/21		310	302,213
5.25%, 08/15/22		612	617,355
5.50%, 02/15/24		24	24,600

			3,407,611
Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		83	93,379
Entegris, Inc., 4.63%, 02/10/26(b)		261	248,250
Micron Technology, Inc., 5.50%, 02/01/25		11	11,375
Qorvo, Inc., 5.50%, 07/15/26(b)		692	704,110

			1,057,114
Software — 3.6%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		882	896,332
Ascend Learning LLC, 6.88%, 08/01/25(b)		377	380,770
BMC Software Finance, Inc., 8.13%, 07/15/21(b)		525	536,025
CDK Global, Inc., 4.88%, 06/01/27		720	702,000
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		373	370,199
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		1,208	1,337,860
Infor Software Parent LLC, 7.12% ( 7.12% Cash or 7.88% PIK), 05/01/21(b)(c)		858	865,499

Security	Par (000)		Value
Software (continued)
Infor US, Inc., 6.50%, 05/15/22	USD	3,727	$3,777,501
Informatica LLC, 7.13%, 07/15/23(b)		1,675	1,714,496
Nuance Communications, Inc.(b):
5.38%, 08/15/20		22	22,066
6.00%, 07/01/24		148	152,440
5.63%, 12/15/26		459	461,267
PTC, Inc., 6.00%, 05/15/24		314	327,738
RP Crown Parent LLC, 7.38%, 10/15/24(b)		658	682,675
Solera LLC, 10.50%, 03/01/24(b)		3,713	4,056,453
Sophia LP, 9.00%, 09/30/23(b)		290	302,325
Symantec Corp., 5.00%, 04/15/25(b)		230	227,573
TIBCO Software, Inc., 11.38%, 12/01/21(b)		1,189	1,269,257
Veritas US, Inc., 7.50%, 02/01/23(b)		200	194,300

			18,276,776
Specialty Retail — 0.6%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		856	864,560
Group 1 Automotive, Inc.:
5.00%, 06/01/22		80	79,600
5.25%, 12/15/23(b)		45	44,325
L Brands, Inc.:
6.88%, 11/01/35		598	505,310
6.75%, 07/01/36		119	98,175
Penske Automotive Group, Inc., 5.50%, 05/15/26		476	462,767
SRS Distribution, Inc., 8.25%, 07/01/26(b)		295	289,100
Staples, Inc., 8.50%, 09/15/25(b)		478	450,515

			2,794,352
Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC, 7.13%, 06/15/24(b)		901	966,503
Western Digital Corp., 4.75%, 02/15/26		1,718	1,661,435

			2,627,938
Thrifts & Mortgage Finance — 0.3%(b)
Ladder Capital Finance Holdings LLLP:
5.25%, 03/15/22		33	33,083
5.25%, 10/01/25		536	503,840
Nationstar Mortgage Holdings, Inc.:
8.13%, 07/15/23		450	471,285
9.13%, 07/15/26		308	322,630

			1,330,838
Trading Companies & Distributors — 1.2%
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(b)		247	214,890
Fortress Transportation & Infrastructure Investors LLC(b):
6.75%, 03/15/22		113	115,825
6.50%, 10/01/25		124	123,126
HD Supply, Inc., 5.75%, 04/15/24(b)(i)		3,030	3,185,288
United Rentals North America, Inc.:
5.50%, 07/15/25		539	549,780
4.63%, 10/15/25		861	835,170
5.88%, 09/15/26		997	1,023,171

			6,047,250
Wireless Telecommunication Services — 2.5%
Digicel Group Ltd., 8.25%, 09/30/20(b)		818	619,635
Digicel Ltd., 6.00%, 04/15/21(b)		1,305	1,207,125
Hughes Satellite Systems Corp.:
7.63%, 06/15/21		162	175,005
5.25%, 08/01/26		1,029	1,003,275
Inmarsat Finance plc, 4.88%, 05/15/22(b)		200	199,000
SoftBank Group Corp., (USD Swap Rate 5 Year + 4.85%), 6.87%(e)(f)		385	350,350

9

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Wireless Telecommunication Services (continued)
Sprint Communications, Inc., 7.00%, 03/01/20(b)	USD	605	$627,687
Sprint Corp.:
7.88%, 09/15/23		1,490	1,607,338
7.13%, 06/15/24		3,246	3,367,725
7.63%, 02/15/25		118	125,139
7.63%, 03/01/26		1,099	1,163,566
T-Mobile USA, Inc.:
4.00%, 04/15/22		239	237,955
6.38%, 03/01/25		124	129,183
6.50%, 01/15/26		441	462,036
4.50%, 02/01/26		514	490,546
4.75%, 02/01/28		785	738,881

			12,504,446

Total Corporate Bonds — 82.1% (Cost: $419,213,601)			415,479,413

Floating Rate Loan Interests — 11.3%(j)

Aerospace & Defense — 0.1%
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.19%, 11/28/21		210	206,657
Sequa Mezzanine Holdings LLC, Term Loan, (LIBOR USD 3 Month + 9.00%), 11.20%, 04/28/22(g)		75	73,687
WP CPP Holdings, Term Loan B, (LIBOR USD 6 Month + 3.75%), 6.06% - 6.28%, 03/16/25		84	84,525

			364,869
Auto Components — 0.0%(g)
Mavis Tire Express Services Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.42%, 03/15/25		102	101,571
Mavis Tire Express Services Corp., Delayed Draw 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 0.00% - 5.42%, 03/15/25		1	896

			102,467
Chemicals — 0.7%
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.39%, 01/31/24		232	233,194
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 5.25%), 7.64%, 08/12/22		519	519,887
Greenrock Finance, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.74%, 06/28/24		64	63,626
Invictus Co., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.20%, 03/28/25		153	154,093
Invictus Co., Term Loan B26, (LIBOR USD 1 Month + 6.75%), 9.01%, 03/30/26(g)		84	83,370
Starfruit Finco BV, Term Loan, 09/19/25(k)		2,473	2,482,447

			3,536,617
Commercial Services & Supplies — 1.4%
Access CIG LLC, 2nd Lien Term Loan:
(LIBOR USD 1 Month + 7.75%), 9.99% , 02/27/26		36	35,698
Access CIG LLC, Term Loan:
(LIBOR USD 1 Month + 3.75%), 5.99% , 02/27/25		105	105,063
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.59% - 6.64%, 06/21/24		1,896	1,907,412

Security	Par (000)		Value
Commercial Services & Supplies (continued)
Financial & Risk US Holdings, Inc., Term Loan, 09/18/25(k)	USD	4,869	$4,856,146
West Corp., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.74%, 10/10/24		100	98,808

			7,003,127
Construction & Engineering — 0.3%
Ply Gem, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.09%, 04/01/25		751	757,406
SRS Distribution, Inc., Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.44%, 05/23/25		595	590,412

			1,347,818
Containers & Packaging — 0.2%
Verallia Packaging SAS, Term Loan B4, (EURIBOR 1 Month + 2.75%), 2.75%, 10/31/22	EUR	1,000	1,158,043

Diversified Consumer Services — 0.1%
Laureate Education, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.74%, 04/26/24	USD	206	206,775
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.99%, 05/06/24		197	194,601

			401,376
Diversified Financial Services — 0.1%
Boyd Corp., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.99%, 08/13/26		87	87,000
LTI Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.74%, 09/06/25		215	215,806

			302,806
Diversified Telecommunication Services — 0.4%
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.16%, 08/14/26		1,033	1,023,962
CenturyLink, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.99%, 01/31/25		940	933,083
TDC A/S, Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.84%, 06/04/25		297	300,153

			2,257,198
Energy Equipment & Services — 0.6%
McDermott International, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 7.24%, 05/12/25		1,992	2,018,962
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 1 Month + 7.75%), 9.90%, 11/08/22(g)		819	835,380
Weatherford International Ltd., Term Loan, (LIBOR USD 1 Month + 1.43%), 3.68%, 07/13/20		237	234,535

			3,088,877
Food Products — 0.3%
CHG PPC Parent LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.99%, 03/31/25(g)		148	147,630
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.74%, 10/10/23		69	67,227
Froneri International plc, Term Loan BE, (EURIBOR 1 Month + 2.63%), 2.63%, 01/31/25	EUR	1,000	1,162,501
JBS USA Lux SA, Term Loan, (LIBOR USD 3 Month + 2.50%), 4.84% - 4.89%, 10/30/22	USD	147	146,889

			1,524,247
Gas Utilities — 0.1%
Midcoast Operating LP, Term Loan, (LIBOR USD 6 Month + 5.50%), 7.84%, 06/30/25		430	430,537

Health Care Equipment & Supplies — 0.5%
DJO Finance LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.49% - 5.65%, 06/08/20		1,137	1,136,010
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.39%, 06/15/21		1,250	1,269,771

			2,405,781

10

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Health Care Providers & Services — 0.9%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.74%, 6.74%, 06/30/25	USD	233	$235,651
Auris LuxCo, Term Loan, 07/24/25(k)		244	246,899
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.99%, 05/31/25		152	153,450
Dentalcorp Perfect Smile ULC, Delayed Draw Term Loan, (LIBOR USD 1 Month + 3.75%), 0.00% - 5.99%, 05/31/25		10	9,606
Envision Healthcare Corp., Term Loan, 09/26/25(k)		2,028	2,015,325
Gentiva Health Services, Inc., Term Loan, (LIBOR USD 3 Month + 7.00%), 9.34%, 07/02/26		91	93,377
Gentiva Health Services, Inc., Term Loan U, (LIBOR USD 1 Month + 3.75%), 6.00%, 07/02/25(g)		650	657,798
Ortho-Clinical Diagnostics, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.49%, 06/30/25		280	280,475
Quorum Health Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.99%, 04/29/22		331	335,347
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.99%, 02/06/24		334	323,785

			4,351,713
Hotels, Restaurants & Leisure — 0.9%
GVC Holdings plc, Term Loan, (EURIBOR 3 Month + 2.75%), 2.75%, 03/29/24	EUR	1,000	1,159,866
Las Vegas Sands LLC, Term Loan, (LIBOR USD 1 Month + 1.75%), 3.99%, 03/27/25	USD	924	923,292
Penn National Gaming, Inc., 1st Lien Term Loan, 08/14/25(k)		112	112,560
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.89%, 07/10/25		2,424	2,445,255

			4,640,973
Household Products — 0.0%
Energizer Holdings, Inc., 1st Lien Term Loan B, 06/20/25(k)		97	97,304

Industrial Conglomerates — 0.3%
Accudyne Industries LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.24%, 08/18/24		436	437,317
Filtration Group Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.24%, 03/29/25		78	78,109
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.46% - 5.64%, 02/21/25		176	174,794
PSAV Holdings LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.59%, 09/01/25		143	140,676
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.12%, 03/14/25		605	608,698
Vertiv Group Corp., Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.31%, 11/30/23(g)		297	298,338

			1,737,932
Insurance — 0.3%
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.15%, 05/09/25		82	82,044
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 8.74%, 08/04/25		681	699,305
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.99%, 03/01/21		198	197,998
Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 5.75%), 7.99% - 8.06%, 02/28/22		147	147,276
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.39%, 05/16/24		233	233,355

			1,359,978

Security	Par (000)		Value
Internet Software & Services — 0.0%
Deck Chassis Acquisition, Inc., Term Loan, (LIBOR USD 1 Month + 6.00%), 8.24%, 06/15/23(g)	USD	68	$68,510

IT Services — 0.8%
Applied Systems, Inc., Term Loan, (LIBOR USD 3 Month + 7.00%), 9.39%, 09/19/25		38	38,594
BMC Software Finance, Inc., Term Loan B, 09/01/25(k)		773	780,243
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.99%, 04/28/25		40	40,225
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.25%, 04/29/24		131	131,288
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.49%, 11/29/24		116	115,972
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.49%, 12/01/25		184	183,678
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.59%, 08/01/25		83	80,468
Peak 10 Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.89%, 08/01/24		193	190,797
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.24%, 05/01/24		191	191,689
Verscend Holding Corp., Term Loan B, (LIBOR USD 6 Month + 4.50%), 6.74%, 08/27/25		2,103	2,119,803

			3,872,757
Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.49%, 08/30/24		124	123,721

Machinery — 0.3%
Altra Industrial Motion Corp., Term Loan, 09/26/25(k)		290	290,452
Brookfield WEC Holdings, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.99%, 08/03/26		139	141,259
Titan Acquisition Ltd., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.24%, 03/28/25		1,021	991,045

			1,422,756
Media — 1.0%
Charter Communications Operating LLC, Term Loan, (LIBOR USD 1 Month + 1.50%), 3.75%, 03/31/23		1,951	1,948,549
Intelsat Jackson Holdings SA, Term Loan:
(LIBOR USD 1 Month + 3.75%), 5.98% , 11/27/23		117	117,305
(LIBOR USD 6 Month + 6.63%), 6.63% , 01/02/24		2,255	2,346,683
(LIBOR USD 1 Month + 4.50%), 6.73% , 01/02/24		413	433,709
Xplornet Communications, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.39%, 09/09/21(g)		397	398,985

			5,245,231
Multiline Retail — 0.1%
Neiman Marcus Group Ltd. LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.37%, 10/25/20		333	309,224

Multi-Utilities — 0.0%
Exgen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.32%, 11/28/24(g)		104	104,734

Oil, Gas & Consumable Fuels — 0.5%
Brazos Delaware II LLC, Term Loan B, (LIBOR USD 1 Month + 4.00%), 6.17%, 05/21/25		73	72,181
Bronco Midstream Funding LLC, Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.69%, 08/14/23		49	49,284
California Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.75%), 6.96%, 12/31/22		982	996,318
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 6.00%), 8.25%, 11/28/22		420	428,798

11

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Gavilan Resources LLC, 2nd Lien Term Loan, 03/01/24(k)	USD	306	$288,151
Lucid Energy Group II Borrower LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.17%, 02/17/25		128	126,430
Medallian Midland Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.49%, 10/30/24		162	160,514
Vine Oil & Gas LP, Term Loan B, (LIBOR USD 1 Month + 6.88%), 9.12%, 11/25/21(g)		367	367,918

			2,489,594
Pharmaceuticals — 0.3%
Amneal Pharmaceuticals LLC, Term Loan B18, (LIBOR USD 1 Month + 3.50%), 5.75%, 03/21/25		515	519,106
Bausch Health Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.10%, 06/02/25		252	252,849
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.50%, 04/29/24		756	760,821

			1,532,776
Software — 0.4%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.24%, 07/12/24		76	76,253
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 10.59%, 11/01/24		569	580,585
McAfee LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.74%, 09/30/24		209	210,107
PowerSchool Group LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.35%, 07/31/25		147	147,000
Renaissance Learning, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.49%, 05/24/25		173	172,136
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.49%, 04/16/25		192	192,490
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.49%, 04/16/25		537	537,620
SS&C Technologies, Inc., 1st Lien Term Loan B5, 04/16/25(k)		138	138,043

			2,054,234
Specialty Retail — 0.3%
Belron Finance US LLC, Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.84%, 11/07/24(g)		165	165,579
EG Group Ltd., Term Loan, (EURIBOR 1 Month + 4.00%), 4.00%, 02/07/25	EUR	336	390,567
EG Group Ltd., Term Loan B1, (EURIBOR 3 Month + 4.00%), 4.00%, 02/07/25		660	767,152

			1,323,298
Trading Companies & Distributors — 0.0%
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.38%, 01/02/25	USD	177	176,593

Wireless Telecommunication Services — 0.4%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.57%, 05/27/24		287	271,278
Ligado Networks LLC, Term Loan, (LIBOR USD 3 Month + 12.50%), 14.82%, 12/07/20		590	147,762
New Lightsquared LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 0.00%), 10.07%, 12/07/20		2,346	1,768,358

			2,187,398

Total Floating Rate Loan Interests — 11.3% (Cost: $57,608,358)			57,022,489

Security	Par (000)		Value
Preferred Securities — 1.9%

Capital Trusts — 1.7%(e)(j)

Banks — 1.5%
Bank of America Corp.:
Series X, 6.25%	USD	558	$587,992
Series Z, 6.50%		341	368,109
Series AA, 6.10%		2,015	2,110,713
CIT Group, Inc., Series A, 5.80%		295	290,575
JPMorgan Chase & Co.:
Series V, 5.00%		640	644,800
Series Q, 5.15%		190	189,762
Series R, 6.00%		329	341,749
Series U, 6.12%		99	102,713
Series X, 6.10%		1,406	1,455,210
Wells Fargo & Co.:
Series S, 5.90%		150	152,250
Series U, 5.87%		1,195	1,257,009

			7,500,882
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series P, 5.00%		317	299,154
Morgan Stanley, Series H, 5.45%		162	163,863

			463,017
Consumer Finance — 0.1%
General Motors Financial Co., Inc., Series A, 5.75%		482	456,695

Total Capital Trusts — 1.7% (Cost: $8,550,862)			8,420,594

	Shares
Preferred Stocks — 0.0%

Machinery — 0.0%
Rexnord Corp., Series A, 5.75%(h)		4,036	262,340

Total Preferred Stocks — 0.0% (Cost: $237,796)			262,340

Trust Preferreds — 0.2%(j)

Banks — 0.2%
GMAC Capital Trust I, Series 2, 8.10%, 02/15/40		32,966	867,006

Total Trust Preferreds — 0.2% (Cost: $862,505)			867,006

Total Preferred Securities — 1.9% (Cost: $9,651,163)			9,549,940

Total Long-Term Investments — 97.3% (Cost: $495,913,607)			492,223,354

Short-Term Securities — 4.7%(l)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%(m)		23,837,295	23,837,295
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.89%		161,216	161,217

Total Short-Term Securities — 4.7% (Cost: $23,998,512)			23,998,512

Total Investments — 102.0% (Cost: $519,912,119)			516,221,866

Liabilities in Excess of Other Assets — (2.0)%			(10,297,925)

Net Assets — 100.0%			$505,923,941

12

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield V.I. Fund

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Perpetual security with no stated maturity date.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Convertible security.
(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(j)	Variable rate security. Rate shown is the rate in effect as of period end.
(k)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Annualized 7-day yield as of period end.

(m)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	15,856,054	7,981,241	23,837,295	$23,837,295	$188,978	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Russell 2000 E-Mini Index	30	12/21/18	$2,551	$13,510

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	6,357,000	USD	7,361,406	UBS AG	10/04/18	$20,542
USD	6,935,510	EUR	5,947,000	Barclays Bank plc	10/04/18	29,667
USD	482,373	EUR	410,000	Goldman Sachs International	10/04/18	6,268
USD	752,265	EUR	639,000	State Street Bank and Trust Co.	11/05/18	8,320
USD	124,102	GBP	95,000	Citibank NA	11/05/18	87

						64,884

EUR	639,000	USD	750,221	State Street Bank and Trust Co.	10/01/18	(8,310)
GBP	95,000	USD	123,928	Citibank NA	10/04/18	(94)
USD	123,545	GBP	95,000	JP Morgan Chase Bank NA	10/04/18	(289)
USD	7,379,816	EUR	6,357,000	UBS AG	11/05/18	(21,217)

						(29,910)

	Net Unrealized Appreciation					$34,974

13

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield V.I. Fund

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	12/20/21	B-	USD	245	$19,985	$(6,522)	$26,507
CDX.NA.HY.31-V1	5.00%	Quarterly	12/20/23	B	USD	19,244	1,436,810	1,358,382	78,428

							$1,456,795	$1,351,860	$104,935

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD	312	$(25,778)	$(25,007)	$(771)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	06/20/25	B+	USD	567	(73,783)	(101,176)	27,393

								$(99,561)	$(126,183)	$26,622

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Currency

EUR — Euro

GBP — British Pound

USD — United States Dollar

Portfolio Abbreviations

CDX — Credit Default Swap Index

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

LIBOR — London Interbank Offered Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

14

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield V.I. Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$10,171,512	$—	$—	$10,171,512
Corporate Bonds(a)	—	415,479,413	—	415,479,413
Floating Rate Loan Interests:
Aerospace & Defense	—	291,182	73,687	364,869
Auto Components	—	—	102,467	102,467
Chemicals	—	3,453,247	83,370	3,536,617
Commercial Services & Supplies	—	7,003,127	—	7,003,127
Construction & Engineering	—	1,347,818	—	1,347,818
Containers & Packaging	—	1,158,043	—	1,158,043
Diversified Consumer Services	—	401,376	—	401,376
Diversified Financial Services	—	302,806	—	302,806
Diversified Telecommunication Services	—	2,257,198	—	2,257,198
Energy Equipment & Services	—	2,253,497	835,380	3,088,877
Food Products	—	1,376,617	147,630	1,524,247
Gas Utilities	—	430,537	—	430,537
Health Care Equipment & Supplies	—	2,405,781	—	2,405,781
Health Care Providers & Services	—	3,693,915	657,798	4,351,713
Hotels, Restaurants & Leisure	—	4,640,973	—	4,640,973
Household Products	—	97,304	—	97,304
Industrial Conglomerates	—	1,439,594	298,338	1,737,932
Insurance	—	1,359,978	—	1,359,978
Internet Software & Services	—	—	68,510	68,510
IT Services	—	3,872,757	—	3,872,757
Life Sciences Tools & Services	—	123,721	—	123,721
Machinery	—	1,422,756	—	1,422,756
Media	—	4,846,246	398,985	5,245,231
Multiline Retail	—	309,224	—	309,224
Multi-Utilities	—	—	104,734	104,734
Oil, Gas & Consumable Fuels	—	2,121,676	367,918	2,489,594
Pharmaceuticals	—	1,532,776	—	1,532,776
Software	—	2,054,234	—	2,054,234
Specialty Retail	—	1,157,719	165,579	1,323,298
Trading Companies & Distributors	—	176,593	—	176,593
Wireless Telecommunication Services	—	2,187,398	—	2,187,398
Preferred Securities:
Banks	867,006	7,500,882	—	8,367,888
Capital Markets	—	463,017	—	463,017
Consumer Finance	—	456,695	—	456,695
Machinery	262,340	—	—	262,340
Short-Term Securities	23,998,512	—	—	23,998,512
Unfunded Floating Rate Loan Interests(b)	—	301	—	301
Liabilities:
Unfunded Floating Rate Loan Interests(b)	—	—	(58)	(58)

	$35,299,370	$477,618,401	$3,304,338	$516,222,109

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$132,328	$—	$132,328
Equity contracts	13,510	—	—	13,510
Foreign currency exchange contracts	—	64,884	—	64,884
Liabilities:
Credit contracts	—	(771)	—	(771)
Foreign currency exchange contracts	—	(29,910)	—	(29,910)

	$13,510	$166,531	$—	$180,041

15

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock High Yield V.I. Fund

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)

Derivative financial instruments are swaps, futures contracts, and forward foreign currency exchange contracts. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument

During the period ended September 30, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Unfunded Floating Rate Loan Interests	Total
Investments:
Assets:
Opening Balance, as of December 31, 2017	$470,250	$2,263,498	$1,972,247	$110	$4,706,105
Transfers into Level 3	—	867,517	—	—	867,517
Transfers out of Level 3	—	(780,826)	—	—	(780,826)
Accrued discounts/premiums	—	3,943	—	—	3,943
Net realized gain (loss)	11,581	4,395	657,272	—	673,248
Net change in unrealized appreciation (depreciation)(a)	4,750	25,797	(685,682)	15,331	(639,804)
Purchases	—	1,463,303	—	—	1,463,303
Sales	(486,581)	(543,231)	(1,943,837)	(15,499)	(2,989,148)

Closing Balance, as of September 30, 2018	$—	$3,304,396	$—	(58)	$3,304,338

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018(a)	$—	$22,493	$—	15,441	$37,934

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

16

Schedule of Investments (unaudited) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 11.3%
Accredited Mortgage Loan Trust, Series 2006-1, Class M2, (LIBOR USD 1 Month + 0.34%), 2.56%, 04/25/36(a)	USD	190	$98,498
ACE Securities Corp. Home Equity Loan Trust(a):
Series 2003-OP1, Class A2, (LIBOR USD 1 Month + 0.72%), 2.94%, 12/25/33		122	118,389
Series 2007-HE4, Class A2A, (LIBOR USD 1 Month + 0.13%), 2.35%, 05/25/37		101	31,854
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, (LIBOR USD 3 Month + 1.10%), 3.44%, 07/15/26(a)(b)		250	249,996
Ajax Mortgage Loan Trust(b):
Series 2016-C, Class A, 4.00%, 10/25/57(c)		73	72,829
Series 2017-A, Class A, 3.47%, 04/25/57(c)		289	286,921
Series 2017-D, Class A, 3.75%, 12/25/57(d)		396	396,324
Series 2018-A, Class A, 3.85%, 04/25/58(d)		388	379,882
Series 2018-A, Class B, 0.00%, 04/25/58(d)		91	66,635
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (LIBOR USD 3 Month + 1.08%), 3.23%, 10/21/28(a)(b)(d)		500	499,250
Allegro CLO V Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.24%), 3.58%, 10/16/30(a)(b)		250	250,292
ALM V Ltd.(a)(b):
Series 2012-5A, Class A1R3, (LIBOR USD 3 Month + 0.91%), 3.24%, 10/18/27		290	289,231
Series 2012-5A, Class A2R3, (LIBOR USD 3 Month + 1.25%), 3.58%, 10/18/27		250	247,706
Series 2012-5A, Class BR3, (LIBOR USD 3 Month + 1.65%), 3.98%, 10/18/27		250	248,381
ALM XII Ltd., Series 2015-12A, Class A1R2, (LIBOR USD 3 Month + 0.89%), 3.23%, 04/16/27(a)(b)		250	249,466
ALM XVI Ltd., Series 2015-16A, Class A2R2, (LIBOR USD 3 Month + 1.50%), 3.24%, 07/15/27(a)(b)		255	254,765
AMMC CLO 19 Ltd., Series 2016-19A, Class C, (LIBOR USD 3 Month + 2.80%), 5.14%, 10/15/28(a)(b)		100	100,347
Anchorage Capital CLO 1-R Ltd., Series 2018-1RA, Class A1, (LIBOR USD 3 Month + 0.99%), 3.33%, 04/13/31(a)(b)		310	308,457
Anchorage Capital CLO 4-R Ltd.(a)(b):
Series 2014-4RA, Class A, (LIBOR USD 3 Month + 1.05%), 3.39%, 01/28/31		250	249,020
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.19%, 01/28/31		250	245,768
Anchorage Capital CLO 5-R Ltd.(a)(b):
Series 2014-5RA, Class B, (LIBOR USD 3 Month + 1.45%), 3.79%, 01/15/30		500	500,399
Series 2014-5RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.19%, 01/15/30		250	248,654
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.27%), 3.61%, 07/15/30(a)(b)		250	250,304
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR, (LIBOR USD 3 Month + 0.96%), 3.30%, 10/15/27(a)(b)		750	749,035
Apidos CLO XII, Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.42%, 04/15/31(a)(b)		500	499,178
Apidos CLO XV, Series 2013-15A, Class A1RR, (LIBOR USD 3 Month + 1.01%), 3.36%, 04/20/31(a)(b)		500	497,504
Apidos CLO XXV, Series 2016-25A, Class A2A, (LIBOR USD 3 Month + 1.80%), 4.15%, 10/20/28(a)(b)		250	250,149

Security	Par (000)		Value
Asset-Backed Securities (continued)
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, (LIBOR USD 1 Month + 0.99%), 3.15%, 12/15/27(a)(b)	USD	130	$130,190
Arbor Realty Commercial Real Estate Notes Ltd.(a)(b): Series 2016-FL1A, Class A, (LIBOR USD 1 Month + 1.70%), 3.86%, 09/15/26		130	130,355
Series 2017-FL2, Class A, (LIBOR USD 1 Month + 0.99%), 3.15%, 08/15/27		250	250,302
Ares XXXIII CLO Ltd., Series 2015-1A, Class B2R, (LIBOR USD 3 Month + 2.80%), 5.12%, 12/05/25(a)(b)		250	251,536
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.51%, 10/15/30(a)(b)		250	250,131
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (LIBOR USD 1 Month + 0.24%), 2.46%, 05/25/35(a)(d)		56	40,951
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1RR, (LIBOR USD 3 Month + 0.68%), 2.99%, 02/17/26(a)(b)		178	177,394
Avery Point V CLO Ltd., Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 3.32%, 07/17/26(a)(b)		250	249,881
Avery Point VI CLO Ltd., Series 2015-6A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.71%, 08/05/27(a)(b)		250	249,980
B2R Mortgage Trust(b):
Series 2015-1, Class A1, 2.52%, 05/15/48		57	56,572
Series 2015-2, Class A, 3.34%, 11/15/48		62	61,433
Babson CLO Ltd.(a)(b):
Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.19%), 3.54%, 10/20/30		260	260,190
Series 2015-IA, Class AR, (LIBOR USD 3 Month + 0.99%), 3.34%, 01/20/31		250	248,548
Series 2016-2A, Class C, (LIBOR USD 3 Month + 2.60%), 4.95%, 07/20/28		250	250,289
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25(e)		300	206,585
Bayview Financial Revolving Asset Trust(a)(b):
Series 2004-B, Class A1, (LIBOR USD 1 Month + 1.00%), 3.24%, 05/28/39		143	125,977
Series 2005-A, Class A1, (LIBOR USD 1 Month + 1.00%), 3.24%, 02/28/40		193	187,327
Series 2005-E, Class A1, (LIBOR USD 1 Month + 1.00%), 3.24%, 12/28/40		82	78,949
BCMSC Trust(e):
Series 2000-A, Class A2, 7.58%, 06/15/30		40	14,700
Series 2000-A, Class A3, 7.83%, 06/15/30		37	14,110
Series 2000-A, Class A4, 8.29%, 06/15/30		63	25,664
Bear Stearns Asset-Backed Securities I Trust(a):
Series 2007-FS1, Class 1A3, (LIBOR USD 1 Month + 0.17%), 2.39%, 05/25/35		84	87,270
Series 2007-HE2, Class 23A, (LIBOR USD 1 Month + 0.14%), 2.36%, 03/25/37		56	56,055
Series 2007-HE3, Class 1A4, (LIBOR USD 1 Month + 0.35%), 2.57%, 04/25/37		201	159,047
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (LIBOR USD 1 Month + 1.20%), 3.42%, 01/25/36(a)		9	8,506
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class A1R, (LIBOR USD 3 Month + 1.24%), 3.57%, 10/18/29(a)(b)		250	250,316

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
BlueMountain CLO Ltd.(a)(b):
Series 2013-2A, Class A1R, (LIBOR USD 3 Month + 1.18%), 3.53%, 10/22/30	USD	500	$500,615
Series 2013-3A, Class AR, (LIBOR USD 3 Month + 0.89%), 3.23%, 10/29/25		103	102,817
Series 2013-4A, Class AR, (LIBOR USD 3 Month + 1.01%), 3.35%, 04/15/25		144	143,578
BSPRT Issuer Ltd.(a)(b):
Series 2017-FL1, Class A, (LIBOR USD 1 Month + 1.35%), 3.51%, 06/15/27		72	72,504
Series 2018-FL3, Class A, (LIBOR USD 1 Month + 1.05%), 3.21%, 03/15/28		160	160,237
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, (LIBOR USD 3 Month + 1.45%), 3.80%, 01/20/29(a)(b)		300	300,400
Carrington Mortgage Loan Trust(a):
Series 2005-FRE1, Class M1, (LIBOR USD 1 Month + 0.47%), 2.69%, 12/25/35		160	159,525
Series 2006-FRE2, Class A2, (LIBOR USD 1 Month + 0.12%, 12.50% Cap), 2.34%, 10/25/36		72	53,956
Series 2006-FRE2, Class A3, (LIBOR USD 1 Month + 0.16%, 12.50% Cap), 2.38%, 10/25/36		143	108,125
Series 2006-FRE2, Class A5, (LIBOR USD 1 Month + 0.08%, 12.50% Cap), 2.30%, 10/25/36		24	18,099
Series 2006-NC4, Class A3, (LIBOR USD 1 Month + 0.16%, 12.50% Cap), 2.38%, 10/25/36		90	84,534
Series 2007-HE1, Class A2, (LIBOR USD 1 Month + 0.15%, 14.50% Cap), 2.37%, 06/25/37		247	244,820
Series 2007-RFC1, Class A4, (LIBOR USD 1 Month + 0.22%, 14.50% Cap), 2.44%, 10/25/36		100	68,934
CBAM Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.60%, 07/20/30(a)(b)		250	250,527
C-BASS Trust:
Series 2006-CB7, Class A4, (LIBOR USD 1 Month + 0.16%), 2.38%, 10/25/36(a)		62	48,007
Series 2007-CB1, Class AF2, 3.63%, 01/25/37(c)		178	87,670
Series 2007-CB1, Class AF4, 3.63%, 01/25/37(c)		74	36,367
Series 2007-CB5, Class A2, (LIBOR USD 1 Month + 0.17%), 2.39%, 04/25/37(a)		60	45,108
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR, (LIBOR USD 3 Month + 1.75%), 4.08%, 06/09/30(a)(b)		250	250,069
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.59%, 10/17/30(a)(b)		510	510,649
CIFC Funding Ltd.(a)(b):
Series 2013-2A, Class A1LR, (LIBOR USD 3 Month + 1.21%), 3.54%, 10/18/30		230	230,254
Series 2014-3A, Class C1R, (LIBOR USD 3 Month + 1.90%), 4.25%, 07/22/26		250	250,018
Series 2014-4A, Class A1R, (LIBOR USD 3 Month + 1.38%), 3.72%, 10/17/26		250	249,998
Series 2018-1A, Class A, (LIBOR USD 3 Month + 1.00%), 3.16%, 04/18/31		260	258,588
Citicorp Residential Mortgage Trust, Series 2007-2, Class M1, 5.15%, 06/25/37(c)		100	94,928
Citigroup Mortgage Loan Trust(a):
Series 2006-NC1, Class A2D, (LIBOR USD 1 Month + 0.25%), 2.47%, 08/25/36		100	97,515
Series 2007-AHL2, Class A3B, (LIBOR USD 1 Month + 0.20%), 2.42%, 05/25/37		261	188,254
Series 2007-AHL2, Class A3C, (LIBOR USD 1 Month + 0.27%), 2.49%, 05/25/37		118	86,173

Security	Par (000)		Value
Asset-Backed Securities (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class M3, (LIBOR USD 1 Month + 0.32%), 2.54%, 11/25/36(a)	USD	100	$85,134
Colony American Homes, Series 2015-1A, Class A, (LIBOR USD 1 Month + 1.20%), 3.33%, 07/17/32(a)(b)		93	93,028
Conseco Finance Corp.:
Series 1997-3, Class M1, (LIBOR USD 1 Month + 0.00%), 7.53%, 03/15/28(a)		59	58,120
Series 1997-6, Class M1, 7.21%, 01/15/29(e)		38	37,946
Series 1998-8, Class M1, 6.98%, 09/01/30(e)		113	97,486
Series 1999-5, Class A5, 7.86%, 03/01/30(e)		47	34,170
Series 1999-5, Class A6, 7.50%, 03/01/30(e)		34	23,751
Series 2001-D, Class B1, (LIBOR USD 1 Month + 2.50%, 15.00% Cap), 4.66%, 11/15/32(a)		74	73,943
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(e)		57	28,370
Series 2000-4, Class A6, 8.31%, 05/01/32(e)		152	74,027
Series 2000-5, Class A7, 8.20%, 05/01/31		148	93,622
Countrywide Asset-Backed Certificates(a):
Series 2003-BC3, Class A2, (LIBOR USD 1 Month + 0.62%), 2.84%, 09/25/33		120	117,372
Series 2006-S10, Class A3, (LIBOR USD 1 Month + 0.32%), 2.54%, 10/25/36		42	40,269
Series 2006-SPS1, Class A, (LIBOR USD 1 Month + 0.22%), 2.44%, 12/25/25		2	2,438
Series 2007-S3, Class A3, (LIBOR USD 1 Month + 0.38%), 2.60%, 05/25/37		73	68,240
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.47%, 12/25/36(c)		16	14,220
Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(c)		100	100,835
Series 2006-SL1, Class A2, 5.56%, 09/25/36(b)(c)		88	14,824
Series 2007-CB6, Class A4, (LIBOR USD 1 Month + 0.34%), 2.56%, 07/25/37(a)(b)		60	41,157
Series 2007-RP1, Class A, (LIBOR USD 1 Month + 0.31%), 2.53%, 05/25/46(a)(b)		46	40,405
CSMC Trust, Series 2017-1, Class A, 4.50%, 03/25/21(e)		478	482,199
CWABS Asset-Backed Certificates Trust:
Series 2005-16, Class 1AF, 4.95%, 05/25/36(e)		153	149,764
Series 2005-16, Class 2AF3, 4.54%, 05/25/36(e)		32	31,350
Series 2006-11, Class 3AV2, (LIBOR USD 1 Month + 0.16%), 2.38%, 09/25/46(a)		10	9,578
CWABS Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (LIBOR USD 1 Month + 0.27%, 16.00% Cap), 2.43%, 03/15/34(a)		30	28,116
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-5, Class A, (LIBOR USD 1 Month + 0.90%), 3.12%, 10/25/34(a)		116	116,962
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 06/25/35		3	4,455
Series 2006-S5, Class A5, 6.16%, 06/25/35		15	16,126
Series 2007-S1, Class A3, 5.81%, 11/25/36(e)		12	11,908
CWHEQ Revolving Home Equity Loan Resuritization Trust(a)(b):
Series 2006-RES, Class 4Q1B, (LIBOR USD 1 Month + 0.30%, 16.00% Cap), 2.46%, 12/15/33(d)		23	21,710
Series 2006-RES, Class 5B1B, (LIBOR USD 1 Month + 0.19%, 16.00% Cap), 2.35%, 05/15/35(d)		13	12,702
Series 2006-RES, Class 5F1A, (LIBOR USD 1 Month + 0.24%, 16.00% Cap), 2.40%, 12/15/35		150	148,084

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
CWHEQ Revolving Home Equity Loan Trust(a):
Series 2005-B, Class 2A, (LIBOR USD 1 Month + 0.18%, 16.00% Cap), 2.34%, 05/15/35	USD	23	$22,123
Series 2006-C, Class 2A, (LIBOR USD 1 Month + 0.18%, 16.00% Cap), 2.34%, 05/15/36		142	137,221
Series 2006-H, Class 1A, (LIBOR USD 1 Month + 0.15%, 16.00% Cap), 2.31%, 11/15/36		82	66,983
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(b)		213	211,511
Dorchester Park CLO Ltd., Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.45%), 3.80%, 04/20/28(a)(b)		250	249,199
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, (LIBOR USD 3 Month + 0.97%), 3.31%, 04/15/31(a)(b)		250	248,311
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (LIBOR USD 3 Month + 1.12%), 3.46%, 01/15/31(a)(b)		800	798,051
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (LIBOR USD 3 Month + 0.90%), 3.24%, 10/15/27(a)(b)		250	249,408
First Franklin Mortgage Loan Trust(a):
Series 2004-FFH3, Class M3, (LIBOR USD 1 Month + 1.05%), 3.27%, 10/25/34		33	29,027
Series 2006-FF5, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.38%, 04/25/36		32	30,874
Series 2006-FF16, Class 2A3, (LIBOR USD 1 Month + 0.14%), 2.36%, 12/25/36		785	477,333
Series 2006-FF17, Class A5, (LIBOR USD 1 Month + 0.15%), 2.37%, 12/25/36		654	568,032
Series 2006-FFH1, Class M2, (LIBOR USD 1 Month + 0.40%), 2.62%, 01/25/36		110	65,862
Flatiron CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.89%), 3.23%, 04/15/27(a)(b)		250	249,344
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (LIBOR USD 1 Month + 0.14%), 2.36%, 02/25/37(a)		263	207,237
GE-WMC Asset-Backed Pass-Through Certificates(a):
Series 2005-2, Class A2C, (LIBOR USD 1 Month + 0.25%), 2.47%, 12/25/35		22	21,822
Series 2005-2, Class M1, (LIBOR USD 1 Month + 0.44%), 2.66%, 12/25/35		181	107,363
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2B, (LIBOR USD 1 Month + 0.15%), 2.37%, 08/25/36(a)		692	443,164
GSAA Home Equity Trust, Series 2007-2, Class AF3, 5.92%, 03/25/37(e)		29	10,950
GSAMP Trust(a):
Series 2006-FM2, Class A2B, (LIBOR USD 1 Month + 0.12%), 2.34%, 09/25/36		82	40,198
Series 2007-H1, Class A1B, (LIBOR USD 1 Month + 0.20%), 2.42%, 01/25/47		30	19,787
Series 2007-HS1, Class M6, (LIBOR USD 1 Month + 2.25%), 4.47%, 02/25/47		40	40,888
Highbridge Loan Management Ltd., Series 6A-2015, Class A1R, (LIBOR USD 3 Month + 1.00%), 3.34%, 02/05/31(a)(b)		250	248,860
Home Equity Asset Trust, Series 2007-1, Class 2A3, (LIBOR USD 1 Month + 0.15%), 2.37%, 05/25/37(a)		90	74,150
Home Equity Mortgage Loan Asset-Backed Trust(a):
Series 2004-A, Class M2, (LIBOR USD 1 Month + 2.03%), 4.24%, 07/25/34		27	27,284

Security	Par (000)		Value
Asset-Backed Securities (continued)
Series 2007-A, Class 2A2, (LIBOR USD 1 Month + 0.19%), 2.41%, 04/25/37	USD	74	$54,773
Series 2007-B, Class 2A3, (LIBOR USD 1 Month + 0.20%), 2.42%, 07/25/37		124	81,396
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(c)		75	26,500
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (LIBOR USD 1 Month + 0.72%, 14.00% Cap), 2.88%, 04/15/36(a)		27	25,233
Invitation Homes Trust(a)(b):
Series 2018-SFR1, Class E, (LIBOR USD 1 Month + 2.00%), 4.16%, 03/17/37		100	100,405
Series 2018-SFR1, Class F, (LIBOR USD 1 Month + 2.50%), 4.66%, 03/17/37		100	100,621
Series 2018-SFR3, Class A, (LIBOR USD 1 Month + 1.00%), 3.16%, 07/17/37		130	130,664
Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, 6.53%, 09/25/37(b)(c)		59	57,012
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (LIBOR USD 1 Month + 0.27%), 2.49%, 05/25/36(a)		100	95,070
LCM 26 Ltd., Series 26A, Class A1, (LIBOR USD 3 Month + 1.07%), 3.42%, 01/20/31(a)(b)		280	279,602
LCM XX LP, Series 20A, Class AR, (LIBOR USD 3 Month + 1.04%), 10/20/27(a)(b)		250	250,000
LCM XXIV Ltd., Series 24A, Class A, (LIBOR USD 3 Month + 1.31%), 3.66%, 03/20/30(a)(b)		250	250,717
Legacy Mortgage Asset Trust, Series 2018-SL1, Class A, 4.00%, 02/25/58(b)(e)		211	209,694
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 04/15/40(e)		90	94,873
Lendmark Funding Trust, Series 2017-1A, Class A, 2.83%, 12/22/25(b)		510	507,107
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/30/27(d)		94	93,087
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (LIBOR USD 1 Month + 1.13%), 3.29%, 05/15/28(a)(b)		250	250,638
Long Beach Mortgage Loan Trust(a):
Series 2006-2, Class 2A3, (LIBOR USD 1 Month + 0.19%), 2.41%, 03/25/46		741	361,275
Series 2006-2, Class 2A4, (LIBOR USD 1 Month + 0.29%), 2.51%, 03/25/46		224	110,051
Series 2006-3, Class 2A3, (LIBOR USD 1 Month + 0.18%), 2.40%, 05/25/46		359	152,611
Series 2006-4, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.38%, 05/25/36		382	181,939
Series 2006-4, Class 2A4, (LIBOR USD 1 Month + 0.26%), 2.48%, 05/25/36		424	205,537
Series 2006-9, Class 2A2, (LIBOR USD 1 Month + 0.11%), 2.33%, 10/25/36		56	24,117
Series 2006-9, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.38%, 10/25/36		342	148,424
Series 2006-9, Class 2A4, (LIBOR USD 1 Month + 0.23%), 2.45%, 10/25/36		127	55,349
Series 2006-10, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.38%, 11/25/36		88	39,487
Series 2006-10, Class 2A4, (LIBOR USD 1 Month + 0.22%), 2.44%, 11/25/36		66	29,855
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (LIBOR USD 1 Month + 3.25%), 5.47%, 03/25/32(a)		40	40,804

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (LIBOR USD 3 Month + 0.95%), 3.29%, 04/19/30(a)(b)	USD	330	$329,530
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2R, (LIBOR USD 3 Month + 1.12%), 3.47%, 07/20/26(a)(b)		830	829,999
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.54%, 10/21/30(a)(b)		510	510,383
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.54%, 07/29/30(a)(b)		520	520,416
Marathon CRE Ltd., Series 2018-FL1, Class A, (LIBOR USD 1 Month + 1.15%), 3.31%, 06/15/28(a)(b)		100	100,126
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.18%), 3.51%, 12/18/30(a)(b)		250	249,542
MASTR Asset-Backed Securities Trust, Series 2006-HE2, Class A3, (LIBOR USD 1 Month + 0.15%), 2.37%, 06/25/36(a)		217	123,300
MASTR Specialized Loan Trust, Series 2006-3, Class A, (LIBOR USD 1 Month + 0.26%), 2.48%, 06/25/46(a)(b)		20	18,510
Merrill Lynch Mortgage Investors Trust(a):
Series 2006-OPT1, Class M1, (LIBOR USD 1 Month + 0.26%), 2.48%, 08/25/37		41	14,008
Series 2006-RM3, Class A2B, (LIBOR USD 1 Month + 0.09%), 2.31%, 06/25/37		28	8,980
Morgan Stanley ABS Capital I, Inc. Trust(a):
Series 2005-HE1, Class A2MZ, (LIBOR USD 1 Month + 0.60%), 2.82%, 12/25/34		155	151,619
Series 2005-HE5, Class M4, (LIBOR USD 1 Month + 0.87%), 3.09%, 09/25/35		142	63,696
Series 2007-NC1, Class A1, (LIBOR USD 1 Month + 0.13%), 2.35%, 11/25/36		479	296,288
MP CLO III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 3.60%, 10/20/30(a)(b)		250	250,317
MP CLO VIII Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 0.91%), 3.25%, 10/28/27(a)(b)		270	269,259
Navient Private Education Loan Trust(b):
Series 2014-AA, Class A2B, (LIBOR USD 1 Month + 1.25%), 3.41%, 02/15/29(a)		411	415,056
Series 2014-CTA, Class B, (LIBOR USD 1 Month + 1.75%), 3.91%, 10/17/44(a)		200	202,850
Series 2016-AA, Class B, 3.50%, 12/16/58(e)		100	96,560
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 3.50%, 10/18/30(a)(b)		250	250,296
Northwoods Capital XVII Ltd., Series 2018-17A, Class A, (LIBOR USD 3 Month + 1.06%), 3.31%, 04/22/31(a)(b)		380	378,016
Oakwood Mortgage Investors, Inc.(e):
Series 2001-D, Class A2, 5.26%, 01/15/19		24	18,137
Series 2001-D, Class A4, 6.93%, 09/15/31		14	11,758
Series 2002-B, Class M1, 7.62%, 06/15/32		80	66,741
OCP CLO Ltd.(a)(b):
Series 2017-13A, Class A1A, (LIBOR USD 3 Month + 1.26%), 3.60%, 07/15/30		300	300,003
Series 2017-14A, Class B, (LIBOR USD 3 Month + 1.95%), 4.27%, 11/20/30		250	245,463
Octagon Investment Partners 24 Ltd.(a)(b):
Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 0.90%), 3.21%, 05/21/27		470	469,958

Security	Par (000)		Value
Asset-Backed Securities (continued)
Series 2015-1A, Class A2AR, (LIBOR USD 3 Month + 1.35%), 3.66%, 05/21/27	USD	310	$308,772
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.10%), 3.44%, 04/15/26(a)(b)		359	359,114
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.02%), 3.36%, 07/17/30(a)(b)		510	507,547
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.00%), 3.34%, 01/25/31(a)(b)		250	248,713
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (LIBOR USD 3 Month + 1.13%), 3.47%, 03/20/25(a)(b)		201	200,527
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (LIBOR USD 3 Month + 1.04%), 3.35%, 05/23/31(a)(b)		225	223,751
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.10%, 03/20/28(b)		90	90,829
Option One Mortgage Accep Corp. Asset-Backed Certificates, Series 2003-4, Class A2, (LIBOR USD 1 Month + 0.64%), 2.86%, 07/25/33(a)		186	183,930
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3, (LIBOR USD 1 Month + 0.21%), 2.43%, 03/25/37(a)		90	61,620
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(c)		108	101,104
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(c)		291	273,898
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(c)		465	457,372
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (LIBOR USD 1 Month + 1.20%, 18.00% Cap), 3.36%, 10/15/37(a)(b)(d)		93	91,237
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.00%, 01/25/37(c)		70	64,417
OZLM Funding III Ltd., Series 2013-3A, Class BR, (LIBOR USD 3 Month + 3.00%), 5.35%, 01/22/29(a)(b)		320	321,381
OZLM Funding IV Ltd., Series 2013-4A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.60%, 10/22/30(a)(b)		390	390,507
OZLM IX Ltd., Series 2014-9A, Class CR, (LIBOR USD 3 Month + 3.55%), 5.90%, 01/20/27(a)(b)		250	250,256
OZLM XIV Ltd., Series 2015-14A, Class A2AR, (LIBOR USD 3 Month + 1.70%), 4.04%, 01/15/29(a)(b)		250	250,431
Palmer Square CLO Ltd.(a)(b):
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 1.13%), 3.47%, 01/17/31		250	249,599
Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.21%, 04/18/31		250	248,592
Palmer Square Loan Funding Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 0.74%), 3.08%, 10/15/25(a)(b)		297	296,105
Park Avenue Institutional Advisers CLO Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.22%), 3.54%, 11/14/29		280	280,317
Series 2017-1A, Class A2, (LIBOR USD 3 Month + 1.70%), 4.02%, 11/14/29		300	299,804
Progress Residential Trust(b):
Series 2016-SFR2, Class E, (LIBOR USD 1 Month + 3.55%), 5.71%, 01/17/34(a)		100	100,755
Series 2017-SFR1, Class A, 2.77%, 08/17/34		100	96,094
Series 2018-SFR1, Class E, 4.38%, 03/17/35		100	98,650
Series 2018-SFR1, Class F, 4.78%, 03/17/35		100	98,473
PRPM LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22(b)(c)		62	62,229

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (LIBOR USD 3 Month + 1.21%), 3.55%, 10/15/30(a)(b)	USD	500	$500,424
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (LIBOR USD 3 Month + 1.10%), 3.44%, 07/25/31(a)(b)		250	249,842
RAMP Trust(a):
Series 2006-RS6, Class A4, (LIBOR USD 1 Month + 0.27%), 2.49%, 11/25/36		238	200,543
Series 2007-RS1, Class A3, (LIBOR USD 1 Month + 0.17%), 2.39%, 02/25/37		173	93,720
Rockford Tower CLO Ltd.(a)(b):
Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.37%), 3.71%, 04/15/29		250	250,450
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.80%), 4.14%, 04/15/29		250	250,118
Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.75%), 4.09%, 10/15/29		250	249,974
Series 2017-2A, Class C, (LIBOR USD 3 Month + 2.30%), 4.64%, 10/15/29		250	252,032
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 3.54%, 10/20/30		250	250,105
Romark WM-R Ltd., Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.38%, 04/20/31(a)(b)		250	248,533
RR 3 Ltd., Series 2018-3A, Class A1R2, (LIBOR USD 3 Month + 1.09%), 3.43%, 01/15/30(a)(b)		1,250	1,248,204
Securitized Asset-Backed Receivables LLC Trust(a):
Series 2006-WM4, Class A1, (LIBOR USD 1 Month + 0.19%), 2.41%, 11/25/36(b)		104	63,783
Series 2006-WM4, Class A2A, (LIBOR USD 1 Month + 0.08%), 2.30%, 11/25/36		49	20,169
Series 2006-WM4, Class A2C, (LIBOR USD 1 Month + 0.16%), 2.38%, 11/25/36		147	60,885
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3D, (LIBOR USD 1 Month + 0.21%), 2.43%, 10/25/36(a)		100	78,842
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.24%), 3.59%, 07/20/30(a)(b)		250	250,270
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, (LIBOR USD 3 Month + 0.33%), 2.66%, 03/15/24(a)		300	299,399
SMB Private Education Loan Trust, Series 2015-B, Class B, 3.50%, 12/17/40(b)		100	97,332
Sound Point CLO XI Ltd., Series 2016-1A, Class A, (LIBOR USD 3 Month + 1.65%), 4.00%, 07/20/28(a)(b)		250	250,125
Sound Point CLO XII Ltd., Series 2016-2A, Class A, (LIBOR USD 3 Month + 1.66%), 4.01%, 10/20/28(a)(b)		250	250,119
Sound Point CLO XIV Ltd., Series 2016-3A, Class A, (LIBOR USD 3 Month + 1.53%), 3.88%, 01/23/29(a)(b)		260	260,397
Sound Point CLO XV Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.39%), 3.74%, 01/23/29(a)(b)		250	250,481
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (LIBOR USD 1 Month + 0.80%), 3.01%, 01/25/35(a)		2	1,948
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/29(b)		253	252,130

Security	Par (000)		Value
Asset-Backed Securities (continued)
Stanwich Mortgage Loan Co. LLC(b)(c)(d):
Series 2016-NPL2, Class NOTE, 3.72%, 08/16/46	USD	203	$201,665
Series 2017-NPB1, Class A1, 3.60%, 05/17/22		402	400,064
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, (LIBOR USD 1 Month + 0.30%, 4.55% Cap), 2.52%, 01/25/35(a)		122	119,527
Symphony CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.03%), 3.37%, 10/15/25(a)(b)		249	249,005
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.20%), 3.51%, 11/17/30(a)(b)		250	250,305
Tricon American Homes Trust, Series 2018-SFR1, Class E, 4.56%, 05/17/37(b)		100	98,302
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		98	95,204
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFL, (LIBOR USD 1 Month + 1.25%), 3.47%, 05/25/47(a)(b)		102	102,761
Venture XIX CLO Ltd., Series 2014-19A, Class AR, (LIBOR USD 3 Month + 1.37%), 3.71%, 01/15/27(a)(b)		250	250,081
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (LIBOR USD 3 Month + 1.22%), 3.56%, 10/15/29(a)(b)		315	315,008
Vibrant CLO III Ltd., Series 2015-3A, Class A1R, (LIBOR USD 3 Month + 1.48%), 3.83%, 04/20/26(a)(b)		250	249,959
Voya CLO Ltd.(a)(b):
Series 2013-2A, Class A1R, (LIBOR USD 3 Month + 0.97%), 3.31%, 04/25/31		250	248,256
Series 2014-3A, Class A1R, (LIBOR USD 3 Month + 0.72%), 3.06%, 07/25/26		250	248,942
Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.13%), 3.47%, 10/15/30		250	250,049
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (LIBOR USD 1 Month + 0.13%), 2.35%, 07/25/37(a)(b)		95	92,565
WaMu Asset-Backed Certificates Trust(a):
Series 2007-HE2, Class 2A3, (LIBOR USD 1 Month + 0.25%), 2.47%, 04/25/37		555	298,541
Series 2007-HE2, Class 2A4, (LIBOR USD 1 Month + 0.36%), 2.58%, 04/25/37		35	18,828
Washington Mutual Asset-Backed CertificatesTrust(a):
Series 2006-HE4, Class 2A2, (LIBOR USD 1 Month + 0.18%), 2.40%, 09/25/36		163	81,279
Series 2006-HE5, Class 1A, (LIBOR USD 1 Month + 0.16%), 2.37%, 10/25/36		186	160,343
Series 2007-HE2, Class 2A2, (LIBOR USD 1 Month + 0.22%), 2.44%, 02/25/37		211	95,973
Wellfleet CLO Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.32%), 3.67%, 04/20/29(a)(b)		250	250,389
Yale Mortgage Loan Trust, Series 2007-1, Class A, (LIBOR USD 1 Month + 0.40%), 2.62%, 06/25/37(a)(b)		95	41,438
York CLO-2 Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 3.50%, 01/22/31(a)(b)		250	249,756

Total Asset-Backed Securities — 11.3% (Cost: $49,799,512)			49,642,795

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Corporate Bonds — 27.7%

Aerospace & Defense — 1.0%
BAE Systems Holdings, Inc.:(b)
2.85%, 12/15/20	USD	39	$38,480
4.75%, 10/07/44		8	8,131
General Dynamics Corp., 3.75%, 05/15/28		340	341,336
Harris Corp.:
2.70%, 04/27/20		28	27,723
4.40%, 06/15/28		340	341,223
5.05%, 04/27/45		135	142,039
L3 Technologies, Inc.:
3.85%, 06/15/23		200	200,249
3.85%, 12/15/26		215	206,832
4.40%, 06/15/28		40	39,883
Lockheed Martin Corp.:
2.90%, 03/01/25		90	86,067
3.55%, 01/15/26		44	43,484
3.60%, 03/01/35		249	232,918
4.50%, 05/15/36		18	18,763
4.07%, 12/15/42		184	178,856
3.80%, 03/01/45		95	88,897
4.70%, 05/15/46		220	234,530
4.09%, 09/15/52		56	53,314
Northrop Grumman Corp.:
2.55%, 10/15/22		220	212,105
2.93%, 01/15/25		360	341,985
3.25%, 01/15/28		364	342,277
3.85%, 04/15/45		100	90,861
4.03%, 10/15/47		140	131,290
Raytheon Co., 7.20%, 08/15/27		60	74,905
United Technologies Corp.:
4.13%, 11/16/28		550	546,244
4.15%, 05/15/45		98	91,128
4.05%, 05/04/47		240	219,365
4.63%, 11/16/48		100	100,557

			4,433,442
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 01/15/34		185	196,129
3.90%, 02/01/35		94	88,503
4.05%, 02/15/48		270	245,006

			529,638
Airlines — 0.4%
American Airlines Group, Inc., 4.63%, 03/01/20(b)		103	103,386
American Airlines Pass-Through Trust:
Series 2015-2, Class B, 4.40%, 09/22/23		107	106,788
Series 2015-1, Class A, 3.38%, 05/01/27		229	220,122
Delta Air Lines, Inc.:
2.88%, 03/13/20		871	863,953
2.60%, 12/04/20		340	332,586
3.40%, 04/19/21		30	29,815
3.63%, 03/15/22		82	80,974
Gol Finance, Inc., 7.00%, 01/31/25(b)		152	122,930
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(b)		33	30,098
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22		14	13,805
Series 2018-1, Class B, 4.60%, 03/01/26		80	79,843

			1,984,300
Auto Components — 0.2%
Aptiv plc:
4.25%, 01/15/26		197	195,768

Security	Par (000)		Value
Auto Components (continued)
4.40%, 10/01/46	USD	111	$99,648
ZF North America Capital, Inc., 4.75%, 04/29/25(b)		375	374,893

			670,309
Automobiles — 0.5%
Daimler Finance North America LLC:(b) 3.10%, 05/04/20		340	338,967
2.30%, 02/12/21		150	146,088
3.35%, 05/04/21		430	428,093
General Motors Co.:
6.25%, 10/02/43		30	30,763
6.75%, 04/01/46		45	48,708
5.40%, 04/01/48		35	32,671
Hyundai Capital America, 2.55%, 04/03/20(b)		786	772,658
Toyota Motor Corp., 3.67%, 07/20/28		65	64,442
Volkswagen Group of America Finance LLC, 2.40%, 05/22/20(b)		200	196,600

			2,058,990
Banks — 6.0%
ABN AMRO Bank NV, 2.65%, 01/19/21(b)		275	269,919
Banco Santander SA, 3.85%, 04/12/23		200	195,400
Bank of America Corp.:
2.63%, 10/19/20		175	172,886
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(a)		485	476,488
(LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/21(a)		1,225	1,198,483
(LIBOR USD 3 Month + 0.63%), 3.50%, 05/17/22(a)		280	279,846
3.30%, 01/11/23		92	90,723
4.20%, 08/26/24		295	296,379
Series L, 3.95%, 04/21/25		315	308,417
3.88%, 08/01/25		460	457,240
(LIBOR USD 3 Month + 0.81%), 3.37%, 01/23/26(a)		140	134,637
3.50%, 04/19/26		166	160,491
Series L, 4.18%, 11/25/27		145	141,525
(LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/28(a)		160	150,174
Barclays plc:
(LIBOR USD 3 Month + 1.36%), 4.34%, 05/16/24(a)		200	197,578
4.38%, 09/11/24		200	192,852
(LIBOR USD 3 Month + 1.90%), 4.97%, 05/16/29(a)		380	374,175
4.95%, 01/10/47		200	185,803
BNP Paribas SA:(b) 2.95%, 05/23/22		200	193,614
3.80%, 01/10/24		470	460,139
Citigroup, Inc.:
2.50%, 07/29/19		453	452,003
2.90%, 12/08/21		620	607,143
(LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/23(a)		114	110,210
4.40%, 06/10/25		135	135,022
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(a)		145	140,772
Citizens Bank NA:
2.25%, 03/02/20		544	536,681
2.65%, 05/26/22		555	533,690
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20		500	495,430
Fifth Third Bank, 2.25%, 06/14/21		216	209,649

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Banks (continued)
HSBC Holdings plc:
5.10%, 04/05/21	USD	200	$207,844
2.65%, 01/05/22		400	388,428
(LIBOR USD 3 Month + 0.99%), 3.95%, 05/18/24(a)		200	198,693
(USD Swap Rate 5 Year + 3.75%), 6.00%(a)(f)		380	364,515
Huntington National Bank (The), 3.25%, 05/14/21		280	278,394
ING Groep NV, 4.10%, 10/02/23		455	455,339
Intesa Sanpaolo SpA:(b) 6.50%, 02/24/21		200	207,012
5.02%, 06/26/24		611	551,357
JPMorgan Chase & Co.:
4.63%, 05/10/21		185	190,828
(LIBOR USD 3 Month + 0.61%), 3.51%, 06/18/22(a)		380	380,395
2.97%, 01/15/23		550	535,681
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(a)		85	84,114
(LIBOR USD 3 Month + 0.89%), 3.80%, 07/23/24(a)		315	314,565
3.90%, 07/15/25		196	195,931
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28(a)		310	301,682
(LIBOR USD 3 Month + 1.38%), 3.54%, 05/01/28(a)		220	210,132
(LIBOR USD 3 Month + 1.26%), 4.20%, 07/23/29(a)		310	309,078
(LIBOR USD 3 Month + 1.36%), 3.88%, 07/24/38(a)		330	308,216
Lloyds Banking Group plc:
4.45%, 05/08/25		200	199,586
4.65%, 03/24/26		520	510,923
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21		35	35,028
3.00%, 02/22/22		85	83,173
3.46%, 03/02/23		935	922,866
Mizuho Financial Group, Inc.:
2.27%, 09/13/21		200	192,430
2.95%, 02/28/22		1,338	1,303,350
Nordea Bank AB:(b) 2.13%, 05/29/20		310	304,350
3.75%, 08/30/23		225	222,994
Royal Bank of Scotland Group plc:(a)
(LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/23		200	193,795
(LIBOR USD 3 Month + 1.91%), 5.08%, 01/27/30		375	374,338
Santander UK Group Holdings plc, 2.88%, 08/05/21		635	617,972
Santander UK plc, 5.00%, 11/07/23(b)		350	352,830
Standard Chartered plc, (LIBOR USD 3 Month + 1.15%), 4.25%, 01/20/23(a)(b)		550	549,385
Sumitomo Mitsui Trust Bank Ltd.:(b) 2.05%, 03/06/19		1,634	1,629,431
1.95%, 09/19/19		555	549,309
SunTrust Banks, Inc., 4.00%, 05/01/25		70	70,175
Toronto-Dominion Bank (The), 3.50%, 07/19/23		120	119,778
UBS Group Funding Switzerland AG:(b) 2.95%, 09/24/20		795	787,448
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)		510	489,763
4.13%, 09/24/25		470	467,079
UniCredit SpA, (USD Swap Rate 5 Year + 3.70%), 5.86%, 06/19/32(a)(b)		215	191,689
US Bancorp:
2.95%, 07/15/22		190	186,049
3.10%, 04/27/26		70	66,188

Security	Par (000)		Value
Banks (continued)
US Bank NA, (LIBOR USD 3 Month + 0.29%), 3.10%, 05/21/21(a)	USD	265	$264,313
WASHINGTON MUTUAL BANK, 0.00%, 09/19/17(d)(g)		250	—
Washington Mutual, Escrow Bond, 0.00%, 09/29/17(d)		500	—
Wells Fargo & Co.:
2.60%, 07/22/20		77	76,236
2.55%, 12/07/20		95	93,505
2.50%, 03/04/21		475	465,211
2.63%, 07/22/22		470	453,950

			26,412,717
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc.:
3.30%, 02/01/23		185	182,903
3.65%, 02/01/26		20	19,434
4.70%, 02/01/36		655	655,879
4.90%, 02/01/46		240	242,717
Keurig Dr Pepper Inc:(b)
3.55%, 05/25/21		95	94,828
4.06%, 05/25/23		140	140,244
PepsiCo, Inc., 4.00%, 05/02/47		160	157,024

			1,493,029
Biotechnology — 0.3%
AbbVie, Inc.:
3.75%, 11/14/23		125	124,514
4.25%, 11/14/28		125	123,586
4.50%, 05/14/35		300	288,151
4.40%, 11/06/42		90	83,331
Amgen, Inc., 4.40%, 05/01/45		162	156,821
Baxalta, Inc.:
4.00%, 06/23/25		79	78,232
5.25%, 06/23/45		36	38,666
Gilead Sciences, Inc.:
2.50%, 09/01/23		117	111,663
4.60%, 09/01/35		27	27,839
4.00%, 09/01/36		130	125,239
5.65%, 12/01/41		140	160,915
4.50%, 02/01/45		105	104,316
4.15%, 03/01/47		48	45,475

			1,468,748
Building Products — 0.1%
Johnson Controls International plc, 5.13%, 09/14/45		70	72,647
LafargeHolcim Finance US LLC, 4.75%, 09/22/46(b)		240	218,610

			291,257
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The), (LIBOR USD 3 Month + 1.07%), 3.44%, 02/07/28(a)		82	79,360
CME Group, Inc., 3.75%, 06/15/28		10	9,999
Credit Suisse Group AG:(a)(b)
(LIBOR USD 3 Month + 1.24%), 4.21%, 06/12/24		325	323,887
(USD Swap Semi 5 Year + 4.33%), 7.25%(f)		240	240,900
Deutsche Bank AG:
2.70%, 07/13/20		447	437,866
4.25%, 10/14/21		130	129,183
Goldman Sachs & Co. LLC, (LIBOR USD 3 Month + 0.44%), 2.75%, 02/08/19(a)(d)		2,000	2,000,000
Goldman Sachs Group, Inc. (The):
(LIBOR USD 3 Month + 0.25%), 2.59%, 10/12/18(a)		1,000	1,000,000

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Capital Markets (continued)
(LIBOR USD 3 Month + 0.35%), 2.66%, 11/13/18(a)(d)	USD	1,000	$1,000,000
2.00%, 04/25/19		68	67,743
2.75%, 09/15/20		65	64,335
2.35%, 11/15/21		498	480,477
(LIBOR USD 3 Month + 1.17%), 3.48%, 05/15/26(a)		230	230,140
(LIBOR USD 3 Month + 1.30%), 4.22%, 05/01/29(a)		360	354,728
(LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/38(a)		140	129,769
Intercontinental Exchange, Inc.:
3.45%, 09/21/23		110	109,403
4.00%, 10/15/23		200	204,406
3.75%, 09/21/28		45	44,459
Moody’s Corp., 2.75%, 12/15/21		230	224,949
Morgan Stanley:
2.75%, 05/19/22		580	562,444
3.70%, 10/23/24		36	35,446
6.25%, 08/09/26		183	205,717
3.63%, 01/20/27		180	172,849
(LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(a)		695	659,409
(LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/29(a)		110	105,589
Northern Trust Corp., (LIBOR USD 3 Month + 1.13%), 3.38%, 05/08/32(a)		80	74,569
S&P Global, Inc., 4.00%, 06/15/25		35	35,097
State Street Corp., 2.65%, 05/19/26		103	95,409

			9,078,133
Chemicals — 0.0%
Dow Chemical Co. (The):
4.38%, 11/15/42		23	21,818
4.63%, 10/01/44		103	100,782
Sherwin-Williams Co. (The):
4.00%, 12/15/42		20	17,813
4.50%, 06/01/47		75	72,134

			212,547
Commercial Services & Supplies — 0.1%
Catholic Health Initiatives, 4.35%, 11/01/42		30	27,031
Republic Services, Inc., 3.95%, 05/15/28		215	213,683
Waste Management, Inc., 3.90%, 03/01/35		106	103,557

			344,271
Communications Equipment — 0.0%
Juniper Networks, Inc., 3.30%, 06/15/20		63	62,941

Consumer Finance — 1.7%
AerCap Ireland Capital DAC:
4.63%, 10/30/20		462	470,812
4.50%, 05/15/21		295	299,578
American Express Co., 3.70%, 08/03/23		195	194,015
American Express Credit Corp.:
2.25%, 08/15/19		177	176,165
3.30%, 05/03/27		100	96,093
Capital One Financial Corp.:
2.40%, 10/30/20		252	246,725
3.45%, 04/30/21		175	174,819
3.75%, 03/09/27		80	75,514
Discover Financial Services, 4.10%, 02/09/27		104	99,413
Ford Motor Credit Co. LLC:
3.20%, 01/15/21		200	197,036
5.75%, 02/01/21		430	447,004

Security	Par (000)		Value
Consumer Finance (continued)
3.22%, 01/09/22	USD	1,070	$1,034,843
2.98%, 08/03/22		235	222,875
General Motors Financial Co., Inc.:
3.10%, 01/15/19		41	41,032
3.70%, 11/24/20		512	514,429
4.20%, 03/01/21		92	93,146
3.20%, 07/06/21		760	750,496
3.15%, 06/30/22		630	612,446
4.00%, 01/15/25		301	291,162
4.00%, 10/06/26		45	42,285
HSBC USA, Inc., 2.35%, 03/05/20		655	647,821
Hyundai Capital Services, Inc., 3.00%, 08/29/22(b)		250	239,694
Synchrony Financial:
2.60%, 01/15/19		94	93,923
2.70%, 02/03/20		48	47,461
4.50%, 07/23/25		105	101,301
3.95%, 12/01/27		90	81,531
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 37.31%, 04/11/22(a)(b)		108	36,721

			7,328,340
Containers & Packaging — 0.1%
Reynolds Group Issuer, Inc., 5.75%, 10/15/20		237	238,025

Diversified Consumer Services — 0.1%
Boston University, Series CC, 4.06%, 10/01/48		82	81,303
George Washington University (The), Series 2018, 4.13%, 09/15/48		150	149,887
Northwestern University, Series 2017, 3.66%, 12/01/57		75	71,559
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48		85	78,270
University of Southern California, 3.03%, 10/01/39		226	200,855
Wesleyan University, 4.78%, 07/01/2116		79	77,581

			659,455
Diversified Financial Services — 0.6%
ARI Investments LLC, (LIBOR USD 1 Month + 2.90%), 5.02%, 01/06/25(a)(d)		922	922,134
AXA Equitable Holdings, Inc.:(b) 3.90%, 04/20/23		55	54,598
5.00%, 04/20/48		65	60,718
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		705	663,514
ORIX Corp., 2.90%, 07/18/22		155	149,894
Shell International Finance BV:
4.13%, 05/11/35		86	87,099
3.63%, 08/21/42		44	40,824
Synchrony Bank, 3.65%, 05/24/21		485	480,971
Woodside Finance Ltd., 3.65%, 03/05/25(b)		16	15,412

			2,475,164
Diversified Telecommunication Services — 1.1%
AT&T, Inc.:
4.30%, 02/15/30(b)		1,005	966,506
5.25%, 03/01/37		224	223,249
4.35%, 06/15/45		510	439,351
5.15%, 02/15/50(b)		220	208,651
Deutsche Telekom International Finance BV, 3.60%, 01/19/27(b)		150	142,251
Telefonica Emisiones SAU, 4.67%, 03/06/38		280	263,059
TELUS Corp., 4.60%, 11/16/48		25	24,877
Verizon Communications, Inc.:
(LIBOR USD 3 Month + 0.55%), 2.86%, 05/22/20(a)		205	206,169

8

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Diversified Telecommunication Services (continued)
4.33%, 09/21/28(b)	USD	1,419	$1,426,599
4.50%, 08/10/33		450	446,296
4.40%, 11/01/34		75	73,139
4.13%, 08/15/46		130	116,626
5.50%, 03/16/47		490	536,536

			5,073,309
Electric Utilities — 1.5%
AEP Texas, Inc., 3.95%, 06/01/28(b)		260	258,360
AEP Transmission Co. LLC, 4.25%, 09/15/48		170	169,661
Alabama Power Co.:
4.15%, 08/15/44		30	29,138
Series A, 4.30%, 07/15/48		155	155,301
Alliant Energy Finance LLC, 3.75%, 06/15/23(b)		65	64,714
Baltimore Gas & Electric Co.:
3.50%, 08/15/46		77	67,784
3.75%, 08/15/47		85	77,987
4.25%, 09/15/48		45	44,761
CenterPoint Energy Houston Electric LLC, 3.95%, 03/01/48		140	135,553
DTE Electric Co., Series A, 4.05%, 05/15/48		200	196,812
Duke Energy Carolinas LLC, 3.70%, 12/01/47		85	77,352
Duke Energy Corp.:
4.80%, 12/15/45		220	226,689
3.75%, 09/01/46		240	210,901
Duke Energy Florida LLC, 3.80%, 07/15/28		100	99,915
Duke Energy Progress LLC:
3.25%, 08/15/25		135	131,214
3.70%, 09/01/28		345	342,083
Emera US Finance LP:
2.15%, 06/15/19		147	146,048
2.70%, 06/15/21		222	215,509
Entergy Corp., 2.95%, 09/01/26		210	192,944
Entergy Louisiana LLC, 4.20%, 09/01/48		185	183,357
Exelon Corp.:
2.45%, 04/15/21		38	36,930
4.95%, 06/15/35		48	50,319
4.45%, 04/15/46		335	324,760
Florida Power & Light Co., 4.13%, 06/01/48		150	150,354
Genneia SA, 8.75%, 01/20/22(b)		138	128,685
Kansas City Power & Light Co., 4.20%, 03/15/48		235	225,396
MidAmerican Energy Co., 4.40%, 10/15/44		91	93,222
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)		70	69,366
Northern States Power Co.:
3.40%, 08/15/42		170	151,572
4.00%, 08/15/45		100	98,089
4.20%, 09/01/48		65	63,909
Ohio Power Co., Series G, 6.60%, 02/15/33		30	37,601
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/41		120	127,668
Pacific Gas & Electric Co., 6.05%, 03/01/34		190	215,962
PacifiCorp, 4.13%, 01/15/49		60	58,918
Public Service Electric & Gas Co., 3.65%, 09/01/28		210	208,302
Southern Co. (The), 4.40%, 07/01/46		235	223,853
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28		105	105,016
Stoneway Capital Corp., 10.00%, 03/01/27(b)		145	140,026
Tampa Electric Co., 4.30%, 06/15/48		30	29,815
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(b)		250	247,550
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23		210	203,352

Security	Par (000)		Value
Electric Utilities (continued)
Series A, 3.50%, 03/15/27	USD	291	$284,200
4.00%, 01/15/43		170	162,923
4.45%, 02/15/44		44	44,538
Series B, 4.20%, 05/15/45		93	90,585
Series C, 4.00%, 11/15/46		110	104,038

			6,703,032
Electrical Equipment — 0.0%
Eaton Corp., 2.75%, 11/02/22		118	114,519

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 3.20%, 04/01/24		114	109,351
Corning, Inc., 4.38%, 11/15/57		320	280,267
Tyco Electronics Group SA:
3.45%, 08/01/24		30	29,184
3.13%, 08/15/27		65	60,447

			479,249
Energy Equipment & Services — 0.2%
Halliburton Co.:
3.80%, 11/15/25		590	584,947
5.00%, 11/15/45		39	41,650
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21(b)		45	43,436
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22(b)		28	26,833
Schlumberger Holdings Corp., 3.00%, 12/21/20(b)		164	162,837

			859,703
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
3.30%, 02/15/21		81	80,507
3.45%, 09/15/21		77	76,678
3.00%, 06/15/23		650	625,775
4.40%, 02/15/26		16	16,018
CC Holdings GS V LLC, 3.85%, 04/15/23		100	99,364
Crown Castle International Corp.:
3.40%, 02/15/21		48	47,877
2.25%, 09/01/21		197	189,226
3.20%, 09/01/24		405	384,859

			1,520,304
Food & Staples Retailing — 0.2%
Kroger Co. (The), 2.65%, 10/15/26		270	240,907
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/24		275	271,584
4.80%, 11/18/44		8	7,766
Walmart, Inc.:
3.55%, 06/26/25		160	160,796
4.05%, 06/29/48		75	75,111

			756,164
Food Products — 0.2%
Arcor SAIC, 6.00%, 07/06/23(b)		23	22,914
Campbell Soup Co., 8.88%, 05/01/21		100	111,759
General Mills, Inc.:
3.20%, 04/16/21		105	104,319
4.00%, 04/17/25		113	111,846
Tyson Foods, Inc.:
3.90%, 09/28/23		30	30,118
3.95%, 08/15/24		185	184,563
3.55%, 06/02/27		170	160,390
5.10%, 09/28/48		25	25,499

			751,408

9

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories:
3.88%, 09/15/25	USD	25	$25,162
3.75%, 11/30/26		615	613,274
Becton Dickinson and Co.:
2.13%, 06/06/19		600	596,440
2.68%, 12/15/19		114	113,360
2.89%, 06/06/22		425	413,204
3.30%, 03/01/23		170	165,704
4.69%, 12/15/44		30	29,580
Edwards Lifesciences Corp., 4.30%, 06/15/28		55	54,972
Medtronic, Inc.:
3.50%, 03/15/25		10	9,917
4.38%, 03/15/35		410	424,012

			2,445,625
Health Care Providers & Services — 1.1%
Aetna, Inc.:
4.50%, 05/15/42		88	84,618
4.13%, 11/15/42		32	29,315
4.75%, 03/15/44		60	59,186
AHS Hospital Corp., 5.02%, 07/01/45		49	54,518
Anthem, Inc.:
3.70%, 08/15/21		161	162,071
4.10%, 03/01/28		45	44,321
Baylor Scott & White Holdings, 4.19%, 11/15/45		40	39,349
Cigna Corp., 3.25%, 04/15/25		281	266,023
CVS Health Corp.:
4.00%, 12/05/23		235	235,484
4.10%, 03/25/25		330	329,116
4.78%, 03/25/38		85	84,593
5.13%, 07/20/45		615	632,242
5.05%, 03/25/48		260	265,939
Dignity Health, 2.64%, 11/01/19		149	148,072
Halfmoon Parent, Inc.:(b) 3.20%, 09/17/20		890	886,734
4.13%, 11/15/25		35	34,900
Howard Hughes Medical Institute, 3.50%, 09/01/23		31	31,208
Kaiser Foundation Hospitals:
3.50%, 04/01/22		145	145,282
4.15%, 05/01/47		40	39,950
Laboratory Corp. of America Holdings, 2.63%, 02/01/20		63	62,604
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48		127	126,918
Ochsner Clinic Foundation, 5.90%, 05/15/45		33	39,610
Partners Healthcare System, Inc., Series 2011, 3.44%, 07/01/21		20	20,028
Providence St. Joseph Health Obligated Group, Series A, 3.93%, 10/01/48		97	90,434
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45		35	37,657
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23		161	161,150
Sutter Health, Series 2018, 3.70%, 08/15/28		118	115,857
Trinity Health Corp., 4.13%, 12/01/45		87	83,488
UnitedHealth Group, Inc.:
3.75%, 07/15/25		220	221,046
4.63%, 07/15/35		16	17,032
4.20%, 01/15/47		123	121,837
3.75%, 10/15/47		110	102,272

			4,772,854
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.:
4.70%, 12/09/35		160	166,318

Security	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
3.70%, 02/15/42	USD	30	$26,238
4.88%, 12/09/45		122	127,586
4.45%, 03/01/47		90	88,376
4.45%, 09/01/48		60	58,831

			467,349
Household Durables — 0.0%
Newell Brands, Inc., 2.88%, 12/01/19		164	163,707

Industrial Conglomerates — 0.0%
General Electric Co., 4.50%, 03/11/44		16	15,091
Honeywell International, Inc., 3.81%, 11/21/47		55	52,292

			67,383
Insurance — 0.2%
Ambac Assurance Corp., 5.10%, 06/07/20(b)		15	20,227
Ambac LSNI LLC, (LIBOR USD 3 Month + 5.00%), 7.34%, 02/12/23(a)(b)		100	100,636
Aon plc, 4.75%, 05/15/45		50	50,021
Hartford Financial Services Group, Inc. (The), 4.30%, 04/15/43		35	33,169
Marsh & McLennan Cos., Inc.:
3.75%, 03/14/26		18	17,677
4.35%, 01/30/47		28	26,763
4.20%, 03/01/48		150	141,508
MetLife, Inc., 4.60%, 05/13/46		65	66,090
Principal Financial Group, Inc., 4.30%, 11/15/46		40	37,721
Prudential Financial, Inc., 3.88%, 03/27/28		240	237,923
Travelers Cos., Inc. (The), 4.60%, 08/01/43		120	124,946
Willis North America, Inc., 3.60%, 05/15/24		31	30,124

			886,805
IT Services — 0.3%
DXC Technology Co., 2.88%, 03/27/20		104	103,132
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		7	7,039
3.00%, 08/15/26		470	434,294
4.50%, 08/15/46		38	35,864
4.75%, 05/15/48		150	148,764
Total System Services, Inc.:
3.80%, 04/01/21		60	60,205
3.75%, 06/01/23		200	198,239
4.80%, 04/01/26		235	241,812
Visa, Inc.:
3.15%, 12/14/25		70	67,874
4.15%, 12/14/35		103	106,344
4.30%, 12/14/45		75	77,549

			1,481,116
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 2.95%, 09/19/26		188	174,102

Media — 1.2%
CBS Corp., 2.30%, 08/15/19		96	95,491
Charter Communications Operating LLC:
3.58%, 07/23/20		685	685,387
4.46%, 07/23/22		40	40,670
4.50%, 02/01/24		255	256,563
4.91%, 07/23/25		329	334,075
6.38%, 10/23/35		484	520,541
5.38%, 05/01/47		93	88,118
5.75%, 04/01/48		132	132,084
Comcast Corp.:
3.15%, 03/01/26		350	330,431
4.25%, 01/15/33		131	128,421
4.40%, 08/15/35		96	94,197

10

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Media (continued)
3.20%, 07/15/36	USD	370	$308,731
3.40%, 07/15/46		215	173,957
Cox Communications, Inc., 3.15%, 08/15/24(b)		335	317,024
Discovery Communications LLC:
3.80%, 03/13/24		151	148,095
3.95%, 06/15/25(b)		140	136,609
5.20%, 09/20/47		75	73,330
Interpublic Group of Cos., Inc. (The):
3.50%, 10/01/20		60	60,005
3.75%, 10/01/21		35	35,070
NBCUniversal Media LLC, 4.45%, 01/15/43		76	72,534
Time Warner Cable LLC:
5.00%, 02/01/20		58	59,216
4.13%, 02/15/21		160	161,285
4.00%, 09/01/21		22	22,133
5.50%, 09/01/41		63	60,680
4.50%, 09/15/42		9	7,680
Viacom, Inc.:
2.75%, 12/15/19		9	8,949
4.50%, 03/01/21		69	70,220
6.88%, 04/30/36		90	102,477
Warner Media LLC:
2.10%, 06/01/19		260	258,655
3.60%, 07/15/25		50	47,912
4.65%, 06/01/44		55	49,466
4.85%, 07/15/45		246	229,425

			5,109,431
Metals & Mining — 0.2%
Anglo American Capital plc, 3.63%, 09/11/24(b)		270	257,056
Barrick Gold Corp., 5.25%, 04/01/42		80	83,311
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43		90	99,909
Largo Resources Ltd., 9.25%, 06/01/21(b)		11	11,495
Newmont Mining Corp., 3.50%, 03/15/22		250	247,882
Nucor Corp., 5.20%, 08/01/43		40	43,500
Steel Dynamics, Inc., 5.13%, 10/01/21		110	111,210

			854,363
Multi-Utilities — 0.1%
Ameren Illinois Co., 3.80%, 05/15/28		120	120,689
Consumers Energy Co., 4.05%, 05/15/48		45	44,360
NiSource, Inc.:
2.65%, 11/17/22		30	28,629
3.49%, 05/15/27		210	199,164
WEC Energy Group, Inc., 3.38%, 06/15/21		45	45,010

			437,852
Oil, Gas & Consumable Fuels — 2.9%
Anadarko Petroleum Corp., 6.20%, 03/15/40		190	210,686
Andeavor, 4.75%, 12/15/23		90	92,907
Andeavor Logistics LP:
5.50%, 10/15/19		245	249,599
5.25%, 01/15/25		40	40,967
5.20%, 12/01/47		170	169,763
Apache Corp.:
2.63%, 01/15/23		104	99,249
5.10%, 09/01/40		80	79,123
4.25%, 01/15/44		225	199,455
BP Capital Markets plc, 2.32%, 02/13/20		46	45,589
Buckeye Partners LP, 4.88%, 02/01/21		360	366,499
Cenovus Energy, Inc., 4.25%, 04/15/27		260	251,329
Cimarex Energy Co.:
4.38%, 06/01/24		300	302,594
3.90%, 05/15/27		200	191,061

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc., 3.75%, 10/01/27	USD	330	$314,984
Continental Resources, Inc.:
5.00%, 09/15/22		180	182,610
4.50%, 04/15/23		613	623,790
3.80%, 06/01/24		185	181,422
Devon Energy Corp., 4.00%, 07/15/21		100	100,936
Enbridge, Inc.:
2.90%, 07/15/22		205	198,840
3.70%, 07/15/27		165	159,348
(LIBOR USD 3 Month + 3.42%), 5.50%, 07/15/77(a)		170	157,555
Energy Transfer Equity LP:
4.25%, 03/15/23		540	536,625
5.88%, 01/15/24		327	344,167
Energy Transfer Partners LP:
5.88%, 03/01/22		405	428,535
5.00%, 10/01/22		70	72,497
4.50%, 11/01/23		300	304,075
4.90%, 02/01/24		40	41,228
6.50%, 02/01/42		340	373,402
Enterprise Products Operating LLC:
5.10%, 02/15/45		38	40,030
4.90%, 05/15/46		177	183,047
EOG Resources, Inc., 4.15%, 01/15/26		85	86,924
Exxon Mobil Corp., 1.82%, 03/15/19		529	527,180
Hess Corp., 5.80%, 04/01/47		85	89,519
Kinder Morgan Energy Partners LP:
5.80%, 03/15/35		55	60,069
6.38%, 03/01/41		32	36,482
5.00%, 03/01/43		40	39,148
Kinder Morgan, Inc., 5.05%, 02/15/46		400	400,209
Marathon Petroleum Corp., 5.85%, 12/15/45		65	68,308
MPLX LP:
4.88%, 06/01/25		90	92,946
4.13%, 03/01/27		210	204,543
5.20%, 03/01/47		68	68,137
Northwest Pipeline LLC, 4.00%, 04/01/27(b)		335	324,236
Petrobras Global Finance BV:
8.75%, 05/23/26		102	111,231
7.38%, 01/17/27		102	103,545
6.00%, 01/27/28		102	93,993
Pioneer Natural Resources Co., 4.45%, 01/15/26		460	471,235
Plains All American Pipeline LP, 3.65%, 06/01/22		30	29,633
Resolute Energy Corp., 8.50%, 05/01/20		245	245,306
Sabine Pass Liquefaction LLC:
5.62%, 04/15/23		320	340,276
5.75%, 05/15/24		460	493,796
5.88%, 06/30/26		130	140,400
Spectra Energy Partners LP, 4.50%, 03/15/45		230	220,017
Sunoco Logistics Partners Operations LP, 5.40%, 10/01/47		275	272,021
Tecpetrol SA, 4.88%, 12/12/22(b)		65	59,069
TransCanada PipeLines Ltd., 4.88%, 05/15/48		155	158,427
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26		102	124,245
4.00%, 03/15/28		200	195,428
4.60%, 03/15/48		40	38,932
Valero Energy Corp., 3.65%, 03/15/25		305	298,272
Williams Cos., Inc. (The):
4.00%, 11/15/21		80	80,735
3.70%, 01/15/23		130	128,647
4.55%, 06/24/24		70	71,119
4.00%, 09/15/25		225	221,385

11

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Series A, 7.50%, 01/15/31	USD	85	$103,242
5.75%, 06/24/44		170	181,928

			12,722,495
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, 7.38%, 12/01/25		97	115,881
Suzano Austria GmbH, 6.00%, 01/15/29(b)		345	346,294

			462,175
Pharmaceuticals — 0.6%
Allergan Finance LLC, 3.25%, 10/01/22		235	230,729
Allergan Funding SCS, 3.80%, 03/15/25		1,090	1,067,376
Bayer US Finance II LLC, 3.60%, 07/15/42(b)		107	83,900
Bayer US Finance LLC, 3.38%, 10/08/24(b)		200	190,584
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28		100	101,030
Johnson & Johnson, 3.63%, 03/03/37		35	33,676
Merck & Co., Inc., 3.60%, 09/15/42		25	23,587
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19		740	732,088
Wyeth LLC, 5.95%, 04/01/37		225	272,744

			2,735,714
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
4.15%, 04/01/45		20	19,726
4.70%, 09/01/45		35	37,138
4.13%, 06/15/47		120	118,946
4.15%, 12/15/48		50	49,443
CSX Corp., 4.25%, 11/01/66		59	52,926
Norfolk Southern Corp.:
3.65%, 08/01/25		25	24,834
4.05%, 08/15/52		112	104,801
Penske Truck Leasing Co. LP, 3.40%, 11/15/26(b)		273	254,119
Ryder System, Inc., 3.75%, 06/09/23		15	14,966
Union Pacific Corp.:
3.38%, 02/01/35		87	78,267
3.60%, 09/15/37		230	210,641
3.80%, 10/01/51		35	31,099
3.88%, 02/01/55		134	117,847

			1,114,753
Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc.:
2.50%, 12/05/21		215	206,879
3.90%, 12/15/25		20	19,630
3.50%, 12/05/26		330	316,061
5.30%, 12/15/45		10	10,684
Applied Materials, Inc.:
5.10%, 10/01/35		130	142,672
4.35%, 04/01/47		69	68,696
Broadcom Corp.:
2.38%, 01/15/20		38	37,554
3.00%, 01/15/22		1,165	1,135,013
2.65%, 01/15/23		35	33,067
3.63%, 01/15/24		70	68,011
Lam Research Corp., 2.75%, 03/15/20		121	120,293
NXP BV, 3.88%, 09/01/22(b)		300	297,000
QUALCOMM, Inc.:
2.60%, 01/30/23		290	278,776
4.80%, 05/20/45		118	119,518
4.30%, 05/20/47		275	258,429
Texas Instruments, Inc., 4.15%, 05/15/48		70	70,287

			3,182,570

Security	Par (000)		Value
Software — 0.6%
Autodesk, Inc., 3.50%, 06/15/27	USD	425	$395,858
Microsoft Corp.:
3.50%, 02/12/35		231	222,826
3.45%, 08/08/36		455	433,814
3.70%, 08/08/46		495	473,457
Oracle Corp.:
2.65%, 07/15/26		135	125,297
3.25%, 11/15/27		106	101,995
3.90%, 05/15/35		181	175,167
4.00%, 07/15/46		183	174,400
4.00%, 11/15/47		65	61,722
VMware, Inc., 2.30%, 08/21/20		610	597,988

			2,762,524
Specialty Retail — 0.1%
Home Depot, Inc. (The), 5.88%, 12/16/36		65	79,114
Lowe’s Cos., Inc., 4.38%, 09/15/45		150	151,097

			230,211
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.:
3.00%, 02/09/24		276	270,572
2.85%, 05/11/24		550	533,197
3.85%, 05/04/43		105	101,066
3.45%, 02/09/45		39	34,991
4.65%, 02/23/46		384	414,850
Dell International LLC, 8.35%, 07/15/46(b)		37	46,056
Hewlett Packard Enterprise Co., 2.85%, 10/05/18		185	185,007
Seagate HDD Cayman, 4.25%, 03/01/22		75	74,531
Xerox Corp., 3.63%, 03/15/23		69	65,804

			1,726,074
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 3.00%, 05/22/22(b)		330	318,988
Washington Mutual Bank, 0.00%, 11/06/09(d)(h)(n)		300	—

			318,988
Tobacco — 0.2%
BAT Capital Corp.(b):
3.22%, 08/15/24		210	200,159
4.54%, 08/15/47		212	195,291
Reynolds American, Inc., 4.45%, 06/12/25		590	594,348

			989,798
Trading Companies & Distributors — 0.1%
Air Lease Corp., 2.63%, 07/01/22		175	167,505
GATX Corp.:
2.60%, 03/30/20		59	58,253
3.85%, 03/30/27		86	81,746

			307,504
Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., 5.00%, 03/15/44		22	23,026
Sprint Spectrum Co. LLC:(b) 3.36%, 09/20/21		421	419,172
4.74%, 03/20/25		1,085	1,084,512
Vodafone Group plc:
3.75%, 01/16/24		518	512,130
4.13%, 05/30/25		145	143,878
5.25%, 05/30/48		345	346,378

			2,529,096

Total Corporate Bonds — 27.7% (Cost: $124,261,234)			121,941,483

12

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Floating Rate Loan Interests — 1.9%(i)

Aerospace & Defense — 0.0%
Transdigm, Inc., Term Loan G, (LIBOR USD 1 Month + 2.50%), 4.74%, 08/22/24	USD	214	$214,754

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 2.23%, 02/24/25		193	193,386

Banks — 0.2%
Goldman Sachs Bank USA, Term Loan:
12/29/18(j)		417	416,744
(LIBOR USD 6 Month + 0.00%), 4.32% , 09/17/19		453	453,000

			869,744
Building Products — 0.0%
Jeld-Wen, Inc., Term Loan, (LIBOR USD 3 Month + 2.00%), 4.39%, 12/14/24		108	108,496

Capital Markets — 0.1%
Goldman Sachs Lending Partners LLC, Term Loan:
(LIBOR USD 6 Month + 0.00%), 3.91% , 12/29/18		286	285,803
(LIBOR USD 1 Month + 0.00%), 4.32% , 09/17/19		181	181,000

			466,803
Construction & Engineering — 0.1%
Ply Gem, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.09%, 04/01/25		254	255,945
SRS Distribution, Inc., Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.44%, 05/23/25		100	99,229

			355,174
Construction Materials — 0.1%
ABC Supply Co., Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.24%, 10/31/23		62	61,663
Foundation Building Materials, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.40%, 08/13/25(d)		135	135,675
Summit Materials LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.24%, 11/21/24		299	299,598

			496,936
Containers & Packaging — 0.1%
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.99%, 02/05/23		301	301,850

Diversified Financial Services — 0.4%
LSTAR Securities Investments Ltd., Term Loan, (LIBOR USD 6 Month + 0.00%), 4.11%, 04/01/21(d)		1,363	1,358,282
VICI Properties, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.21%, 12/20/24		302	302,359

			1,660,641
Diversified Telecommunication Services — 0.1%
Level 3 Financing, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.43%, 02/22/24		303	303,901

Electric Utilities — 0.1%
Vistra Operations Co. LLC, Term Loan B2, (LIBOR USD 1 Month + 2.25%), 4.49%, 12/14/23		128	127,950
Vistra Operations Co. LLC, Term Loan B3, (LIBOR USD 1 Month + 2.00%), 4.16% - 4.24%, 12/31/25		150	149,737

			277,687

Security	Par (000)		Value
Gas Utilities — 0.0%
Midcoast Operating LP, Term Loan, (LIBOR USD 6 Month + 5.50%), 7.84%, 06/30/25	USD	130	$130,163

Hotels, Restaurants & Leisure — 0.2%
MGM Growth Properties LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.24%, 03/21/25		258	257,747
Scientific Games International, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.99% - 5.04%, 08/14/24		192	191,199
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.89%, 07/10/25		536	540,609

			989,555
Industrial Conglomerates — 0.1%
Robertshaw Holdings Corp., Term Loan B25, (LIBOR USD 1 Month + 3.50%), 5.75%, 02/14/25		257	254,684

IT Services — 0.1%
First Data Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.00%), 4.21%, 04/26/24		303	303,044

Machinery — 0.0%
Gates Global LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.99%, 04/01/24		192	192,631

Thrifts & Mortgage Finance — 0.3%
Caliber Home Loans, Inc., Term Loan, (LIBOR USD 6 Month + 0.00%), 5.24%, 04/24/21		522	522,362
RoundPoint Mortgage Servicing Corp., Term Loan, (LIBOR USD 6 Month + 0.00%), 3.38%, 08/08/20		840	840,000

			1,362,362
Trading Companies & Distributors — 0.0%
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.38%, 01/02/25		170	169,648

Total Floating Rate Loan Interests — 1.9% (Cost: $8,654,379)			8,651,459

Foreign Agency Obligations — 0.2%

Argentina — 0.0%
YPF SA:
8.75%, 04/04/24(b)		64	63,981
8.75%, 04/04/24		33	32,990

			96,971
France — 0.0%
Electricite de France SA, 4.50%, 09/21/28(b)		200	197,013

Mexico — 0.1%
Petroleos Mexicanos:
5.35%, 02/12/28(b)		267	251,648
6.75%, 09/21/47		62	58,900

			310,548
South Africa — 0.1%
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(b)		200	199,250

Total Foreign Agency Obligations — 0.2% (Cost: $832,790)			803,782

Foreign Government Obligations — 3.2%

Argentina — 0.3%
Bonos de la Nacion Argentina con Ajuste por CER, 4.00%, 03/06/20	ARS	1,374	31,680

13

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Argentina (continued)
Republic of Argentina:
8.00%, 10/08/20	USD	147	$145,929
6.88%, 04/22/21		155	148,025
5.63%, 01/26/22		213	192,233
4.63%, 01/11/23		74	62,345
8.75%, 05/07/24		145	142,889
5.88%, 01/11/28		300	237,750
6.88%, 01/11/48		206	157,847
7.13%, 06/28/2117		121	93,836

			1,212,534
Brazil — 0.0%
Federative Republic of Brazil, 4.63%, 01/13/28		200	183,243

Colombia — 0.3%
Republic of Colombia:
4.38%, 07/12/21		200	203,800
3.88%, 04/25/27		1,289	1,250,330

			1,454,130
Dominican Republic — 0.1%
Dominican Republic, 5.95%, 01/25/27		413	420,641

Egypt — 0.1%
Arab Republic of Egypt:
5.75%, 04/29/20		145	146,812
5.58%, 02/21/23(b)		200	193,250

			340,062
Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24		280	298,995

Indonesia — 0.2%
Republic of Indonesia:
4.10%, 04/24/28		707	688,441
7.50%, 05/15/38	IDR	3,583,000	218,265

			906,706
Japan — 0.2%
Japan Government CPI Linked Bond, 0.10%, 03/10/28	JPY	100,025	919,078

Mexico — 0.8%
United Mexican States:
4.15%, 03/28/27	USD	2,661	2,613,102
3.75%, 01/11/28		740	703,740

			3,316,842
Panama — 0.1%
Republic of Panama, 3.75%, 03/16/25		530	527,615

Peru — 0.2%
Republic of Peru:
7.35%, 07/21/25		217	265,282
4.13%, 08/25/27		509	524,270

			789,552
Philippines — 0.2%
Republic of the Philippines, 3.00%, 02/01/28		1,011	943,567

Russia — 0.0%
Russian Federation, 4.25%, 06/23/27		200	192,300

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 4.50%, 04/17/30(b)		200	200,800

South Africa — 0.3%
Republic of South Africa:
5.50%, 03/09/20		444	452,880
5.88%, 05/30/22		100	103,875
4.85%, 09/27/27		226	212,440

Security	Par (000)		Value
South Africa (continued)
6.25%, 03/31/36	ZAR	7,527	$378,900
8.50%, 01/31/37		2,725	171,140
6.50%, 02/28/41		1,257	61,868

			1,381,103
Turkey — 0.1%
Republic of Turkey, 5.13%, 02/17/28	USD	396	337,095

Uruguay — 0.1%
Oriental Republic of Uruguay, 4.38%, 10/27/27		629	639,218

Total Foreign Government Obligations — 3.2% (Cost: $14,470,673)			14,063,481

Municipal Bonds — 6.0%
Adams & Weld Counties School District No. 27J, Series 2017, GO, 5.00%, 12/01/42		60	67,653
Alamo Community College District;
Series 2017, GO, 5.00%, 08/15/35		40	45,686
Series 2017, GO, 5.00%, 08/15/36		50	56,859
Series 2017, GO, 5.00%, 08/15/37		60	67,884
Series 2017, GO, 5.00%, 08/15/38		50	56,365
American Municipal Power, Inc. (Combined Hyroelectric Project);
Series 2010B, RB, 7.83%, 02/15/41		50	71,538
Series 2009B, RB, 6.45%, 02/15/44		30	38,001
Arizona Health Facilities Authority (Banner Health), Series 2007B, VRDN, 2.38%, 01/01/37(k)		35	33,256
Arizona State University, Series 2017B, RB, 5.00%, 07/01/43		40	45,096
Bay Area Toll Authority;
Series 2010S-1, RB, 6.92%, 04/01/40		90	120,866
Series 2010S-1, RB, 7.04%, 04/01/50		340	498,076
Berks County Industrial Development Authority (Tower Health Project);
Series 2017, RB, 5.00%, 11/01/47		60	64,814
Series 2017, RB, 5.00%, 11/01/50		60	64,576
Buckeye Tobacco Settlement Financing Authority, Series 2007A-2, RB, 5.88%, 06/01/47		180	179,998
Buena Park School District, Series 2018, GO, 5.00%, 08/01/47		30	33,804
California Health Facilities Financing Authority (Cedars- Sinai Medical Center);
Series 2016A, RB, 5.00%, 08/15/33		40	46,084
Series 2017A, RB, 5.00%, 08/15/47		60	65,755
California Infrastructure & Economic Development Bank;
Series 2017, RB, 5.00%, 05/15/47		20	22,676
Series 2017, RB, 5.00%, 05/15/52		20	22,571
California State Public Works Board (Various Capital Projects), Series 2009G, Sub-series G-2, RB, 8.36%, 10/01/34		35	50,484
Central Puget Sound Regional Transit Authority, Series 2015S-1, RB, 5.00%, 11/01/50		60	66,313
Central Texas Regional Mobility Authority;
Series 2015A, RB, 5.00%, 01/01/45		30	32,551
Series 2016, RB, 5.00%, 01/01/46		30	32,637
Chesapeake Bay Bridge & Tunnel District (Parallel Thimble Shoal Tunnel Project);
Series 2016, RB, 5.00%, 07/01/41		30	33,460
Series 2016, RB, 5.00%, 07/01/51		25	27,030
City & County of Denver;
Series 2016A, RB, 5.00%, 08/01/44		100	111,132
Series 2018A-1, RB, 5.00%, 08/01/48		70	77,589

14

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Municipal Bonds (continued)
City & County of Denver Airport System;
Series 2017A, RB, 5.00%, 11/15/29	USD	40	$45,417
Series 2017A, RB, 5.00%, 11/15/30		30	33,937
City of Atlanta;
Series 2015, RB, 5.00%, 11/01/40		30	33,199
Series 2018A, RB, 5.00%, 11/01/41		90	101,993
Series 2018B, RB, 5.00%, 11/01/47		60	67,645
City of Aurora;
Series 2016, RB, 5.00%, 08/01/41		120	134,059
Series 2016, RB, 5.00%, 08/01/46		130	145,231
City of Austin Water & Wastewater System, Series 2014, RB, 5.00%, 11/15/43		60	66,064
City of Cartersville, Series 2018, RB, 5.00%, 06/01/48		60	67,743
City of Colorado Springs Utilities System, Series 2017A-2, RB, 5.00%, 11/15/42		30	33,911
City of Columbia Waterworks & Sewer System;
Series 2018, RB, 5.00%, 02/01/42		40	45,559
Series 2018, RB, 5.00%, 02/01/48		50	56,690
City of Long Beach, Series 2017C, RB, 5.00%, 05/15/47		70	79,593
City of New York;
Series 2018F, Sub-series F-1, GO, 5.00%, 04/01/40		90	101,605
Series 2018F, Sub-series F-1, GO, 5.00%, 04/01/45		70	78,723
City of Riverside, Series 2010A, RB, 7.61%, 10/01/40		50	71,315
City of San Antonio Electric & Gas Systems;
Series 2010A, RB, 5.81%, 02/01/41		90	111,710
Series 2013, RB, 5.00%, 02/01/48(l)		45	48,495
Clark County School District;
Series 2018A, GO, 5.00%, 06/15/30		60	68,675
Series 2018A, GO, 5.00%, 06/15/31		70	79,746
Series 2018A, GO, 5.00%, 06/15/33		70	79,187
Series 2018A, GO, 5.00%, 06/15/34		70	78,879
Colorado Health Facilities Authority (Catholic Health Initiatives), Series 2011A, RB, 5.25%, 02/01/31		25	26,141
Commonwealth Financing Authority;
Series 2018A, RB, 3.86%, 06/01/38		80	77,066
Series 2016A, RB, 4.14%, 06/01/38		60	58,906
Commonwealth of Massachusetts;
Series 2017F, GO, 5.00%, 11/01/42		70	79,036
Series 2018A, GO, 5.00%, 01/01/45		80	90,147
Series 2017F, GO, 5.00%, 11/01/45		60	67,594
Commonwealth of Massachusetts Transportation Fund (Rail Enhancement & Accelerated Bridge Programs), Series 2018A, RB, 5.00%, 06/01/48		120	136,014
Commonwealth of Puerto Rico, Series 2014A, GO, 8.00%, 07/01/35(h)(n)		410	237,288
Connecticut State Health & Educational Facilities Authority (Hartford Healthcare Corp.);
Series 2015F, RB, 5.00%, 07/01/45		60	63,441
Series 2015L, RB, 5.00%, 07/01/45		90	97,092
Contra Costa Community College District, Series 2010B, GO, 6.50%, 08/01/34		10	12,405
County of Anne Arundel, Series 2018, GO, 5.00%, 10/01/47		60	68,034
County of Clark;
Series 2018A, GO, 5.00%, 06/01/43		110	124,291
Series 2018A, GO, 5.00%, 05/01/48		150	168,831
County of Franklin;
Series 2018, RB, 5.00%, 06/01/43		50	57,205
Series 2018, RB, 5.00%, 06/01/48		100	113,965

Security	Par (000)		Value
Municipal Bonds (continued)
County of King;
Series 2017, RB, 5.00%, 07/01/42	USD	40	$45,128
Series 2015A, RB, 5.00%, 07/01/47		60	66,140
County of Miami-Dade;
Series 2016B, RB, 2.50%, 10/01/24		80	75,300
Series 2017D, RB, 3.35%, 10/01/29		20	18,909
Series 2017D, RB, 3.45%, 10/01/30		35	32,977
Series 2017D, RB, 3.50%, 10/01/31		30	28,229
Series 2018C, RB, 4.06%, 10/01/31		55	54,007
Series 2016A, GO, 5.00%, 07/01/35		20	22,496
Series 2015A, RB, 5.00%, 10/01/38		10	10,859
Series 2017B, RB, 5.00%, 10/01/40		60	65,923
Dallas Area Rapid Transit;
Series 2016A, RB, 5.00%, 12/01/41		60	66,944
Series 2016A, RB, 5.00%, 12/01/46		90	100,111
Denton Independent School District (PSF-GTD), Series 2018, GO, 5.00%, 08/15/43		90	101,016
District of Columbia, Series 2017D, GO, 5.00%, 06/01/42		75	84,657
District of Columbia Water & Sewer Authority, Series 2018B, RB, 5.00%, 10/01/49		50	56,620
Dutchess County Local Development Corp. (Health Quest Systems, Inc. Project), Series 2016B, RB, 5.00%, 07/01/46		100	108,191
Florida State Board of Administration Finance Corp. (State Board of Administration Finance Corp.), Series 2016A, RB, 2.64%, 07/01/21		150	148,506
Grand Parkway Transportation Corp. (Grand Parkway Project), Series 2018A, RB, 5.00%, 10/01/43		170	191,185
Grant County Public Utility District No. 2 (The Priest Rapids Project), Series 2015M, RB, 4.58%, 01/01/40		15	15,267
Great Lakes Water Authority Water Supply System, Series 2016C, RB, 5.25%, 07/01/33		20	23,015
Health & Educational Facilities Authority of the State of Missouri (Saint Luke’s Health System, Inc.);
Series 2016, RB, 5.00%, 11/15/29		25	28,219
Series 2016A, RB, 3.65%, 01/15/46		40	37,571
Series 2016B, RB, 3.09%, 09/15/51		160	132,653
Series 2017A, RB, 3.65%, 08/15/57		155	143,046
Indiana Housing & Community Development Authority (GNMA COLL, GNMA), Series 2018A, RB, 3.80%, 07/01/38		30	29,916
JobsOhio Beverage System, Series 2013B, RB, 3.99%, 01/01/29		95	95,435
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.), Series 2015A, RB, 5.25%, 06/01/50		30	31,581
Las Vegas Valley Water District, Series 2016A, GO, 5.00%, 06/01/46		30	33,277
Lexington County Health Services District, Inc., Series 2016, RB, 5.00%, 11/01/41		30	32,005
Los Angeles Community College District, Series 2010E, GO, 6.60%, 08/01/42		215	296,059
Los Angeles County Metropolitan Transportation Authority, Series 2017A, RB, 5.00%, 07/01/42		90	102,861
Los Angeles Department of Water & Power System (Water System Revenue Bonds);
Series 2010D, RB, 6.57%, 07/01/45		45	61,883
Series 2010A, RB, 6.60%, 07/01/50		105	147,188
Los Angeles Unified School District, Series 2010I, GO, 6.76%, 07/01/34		285	366,336

15

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Municipal Bonds (continued)
Maryland Stadium Authority (Baltimore City Public Schools Construction & Revitalization Program), Series 2016, RB, 5.00%, 05/01/41	USD	50	$55,411
Massachusetts Bay Transportation Authority;
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/39		30	33,822
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/40		30	33,773
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/41		40	44,999
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/42		40	44,966
Series 2017A, Sub-Series A-2, RB, 5.00%, 07/01/43		30	33,700
Massachusetts Development Finance Agency (Partners Healthcare System Issue);
Series 2018J-2, RB, 5.00%, 07/01/43		80	86,467
Series 2017L, RB, 5.00%, 07/01/44		100	107,620
Series 2017, RB, 5.00%, 09/01/45		30	33,177
Series 2016Q, RB, 5.00%, 07/01/47		50	54,446
Series 2018J-2, RB, 5.00%, 07/01/48		150	161,497
Series 2018J-2, RB, 5.00%, 07/01/53		80	85,799
Massachusetts Housing Finance Agency;
Series 2014B, RB, 4.50%, 12/01/39		25	25,647
Series 2014B, RB, 4.60%, 12/01/44		40	41,051
Series 2015A, RB, 4.50%, 12/01/48		40	40,971
Massachusetts Port Authority, Series 2016B, RB, 5.00%, 07/01/43		50	54,658
Massachusetts School Building Authority, Series 2018A, RB, 5.25%, 02/15/48		85	97,450
Massachusetts Water Resources Authority, Series 2016C, RB, 5.00%, 08/01/40		30	33,669
Mesquite Independent School District (PSF-GTD), Series 2017B, GO, 5.00%, 08/15/42		60	66,928
Metropolitan Atlanta Rapid Transit Authority;
Series 2015A, RB, 5.00%, 07/01/41		60	66,389
Series 2015A, RB, 5.00%, 07/01/42		60	66,351
Series 2015B, RB, 5.00%, 07/01/45		50	55,802
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center), Series 2016A, RB, 5.00%, 07/01/46		60	64,957
Metropolitan St. Louis Sewer District;
Series 2017A, RB, 5.00%, 05/01/42		80	90,664
Series 2017A, RB, 5.00%, 05/01/47		80	90,216
Metropolitan Transportation Authority;
Series 2010A, RB, 6.67%, 11/15/39		55	71,270
Series 2010C-1, RB, 6.69%, 11/15/40		30	39,272
Series 2017A, RB, 5.00%, 11/15/42		60	67,261
Series 2017A, Sub-Series A-1, RB, 5.25%, 11/15/57		80	89,704
Metropolitan Washington Airports Authority;
Series 2016A, RB, 5.00%, 10/01/32		90	100,879
Series 2018A, RB, 5.00%, 10/01/43		90	100,021
Metropolitan Washington Airports Authority Dulles Toll Road (Dulles Metrorail and Capital Improvement Project), Series 2009D, RB, 7.46%, 10/01/46		30	42,747
Miami-Dade County Educational Facilities Authority (University of Miami Issue);
Series 2018A, RB, 5.00%, 04/01/48		60	65,946
Series 2015B, RB, 5.07%, 04/01/50		30	32,758
Series 2018A, RB, 5.00%, 04/01/53		120	130,991

Security	Par (000)		Value
Municipal Bonds (continued)
Michigan Finance Authority (Henry Ford Health System);
Series 2016, RB, 5.00%, 11/15/41	USD	30	$32,756
Series 2017A-MI, RB, 5.00%, 12/01/47		190	203,302
Michigan State Housing Development Authority;
Series 2018B, RB, 3.55%, 10/01/33		30	29,519
Series 2018A, RB, 4.00%, 10/01/43		30	29,953
Series 2018A, RB, 4.05%, 10/01/48		20	19,965
Series 2018A, RB, 4.15%, 10/01/53		80	79,853
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Corp.), Series 2016A, RB, 5.00%, 09/01/46		60	63,160
Municipal Electric Authority of Georgia (Plant Vogtle Units 3&4 Units Project), Series 2010A, RB, 6.64%, 04/01/57		40	47,183
New Jersey Transportation Trust Fund Authority;
Series 2010C, RB, 6.10%, 12/15/28		135	141,079
Series 2016A, Sub-Series A-1, RB, 5.00%, 06/15/29		30	33,142
New Jersey Turnpike Authority, Series 2009F, RB, 7.41%, 01/01/40		60	85,847
New Orleans Aviation Board (North Terminal Project), Series 2015B, RB, 5.00%, 01/01/40		50	53,708
New York City Housing Development Corp.;
Series 2018C-1-A, RB, 3.70%, 11/01/38		40	39,220
Series 2018C-1-B, RB, 3.85%, 11/01/43		110	108,948
Series 2018C-1-A, RB, 4.00%, 11/01/53		120	118,656
New York City Transitional Finance Authority Building Aid, Series 2015S-2, RB, 5.00%, 07/15/40		30	33,019
New York City Transitional Finance Authority Future Tax Secured;
Series 2018, Sub-series C-4, RB, 3.55%, 05/01/25		170	168,591
Series 2017F, Sub-Series F-2, RB, 3.05%, 05/01/27		160	151,576
Series 2017B, RB, 5.00%, 08/01/31		20	22,862
Series 2016E, Sub-Series E-1, RB, 5.00%, 02/01/35		40	44,753
Series 2017A, Sub-Series A-1, RB, 5.00%, 05/01/36		40	44,754
New York City Water & Sewer System;
Series 2018FF, RB, 5.00%, 06/15/39		120	135,961
Series 2018FF, RB, 5.00%, 06/15/40		90	101,971
Series 2010AA, RB, 5.75%, 06/15/41		35	43,393
Series 2010EE, RB, 6.01%, 06/15/42		25	32,010
Series 2011EE, RB, 5.38%, 06/15/43		200	213,440
Series 2011AA, RB, 5.44%, 06/15/43		60	72,101
Series 2011EE, RB, 5.50%, 06/15/43		240	256,877
Series 2011CC, RB, 5.88%, 06/15/44		40	50,742
Series 2017DD, RB, 5.00%, 06/15/47		70	78,168
New York Convention Center Development Corp.;
Series 2015, RB, 5.00%, 11/15/40		30	33,011
Series 2016A, RB, 5.00%, 11/15/46		90	99,802
New York State Dormitory Authority;
Series 2016A, RB, 5.00%, 02/15/31		30	34,267
Series 2015B, RB, 5.00%, 03/15/32		40	45,281
Series 2017B, RB, 5.00%, 02/15/36		60	67,983
Series 2017B, RB, 5.00%, 02/15/37		30	33,893
Series 2017B, RB, 5.00%, 02/15/38		30	33,893
Series 2018B, RB, 5.00%, 10/01/38		220	254,162
Series 2017B, RB, 5.00%, 02/15/39		30	33,745
Series 2018A, RB, 5.00%, 03/15/39		90	102,180

16

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Municipal Bonds (continued)
Series 2017B, RB, 5.00%, 02/15/40	USD	30	$33,672
Series 2010H, RB, 5.39%, 03/15/40		60	70,467
Series 2017B, RB, 5.00%, 02/15/41		60	67,295
Series 2018A, RB, 5.00%, 03/15/41		60	67,964
Series 2017B, RB, 5.00%, 02/15/42		80	89,662
Series 2018A, RB, 5.00%, 03/15/42		60	67,912
Series 2017B, RB, 5.00%, 02/15/43		40	44,798
Series 2017A, RB, 5.00%, 03/15/43		60	67,141
Series 2018A, RB, 5.00%, 03/15/43		60	67,860
Series 2018A, RB, 5.00%, 10/01/48		40	50,739
New York State Urban Development Corp.;
Series 2017B, RB, 2.86%, 03/15/24		190	184,830
Series 2017B, RB, 3.12%, 03/15/25		100	97,265
Series 2017D, RB, 3.32%, 03/15/29		140	134,627
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment Project);
Series 2016A, RB, 5.00%, 07/01/46		30	31,604
Series 2016A, RB, 5.25%, 01/01/50		340	361,787
Ohio Turnpike & Infrastructure Commission, Series 2013A, RB, 5.00%, 02/15/48		60	64,980
Omaha Public Power District, Series 2017A, RB, 5.00%, 02/01/42		70	79,460
Orange County Local Transportation Authority, Series 2010A, RB, 6.91%, 02/15/41		75	98,689
Oregon School Boards Association (NATL-RE);
Series 2002B, GO, 5.48%, 06/30/22		170	183,172
Series 2002B, GO, 5.49%, 06/30/23		145	158,669
Series 2005A, GO, 4.76%, 06/30/28		160	168,938
Pennsylvania State University;
Series 2018, RB, 5.00%, 09/01/43		40	45,600
Series 2018, RB, 5.00%, 09/01/48		50	56,729
Pennsylvania Turnpike Commission, Series 2018B, RB, 5.00%, 12/01/48		90	98,871
Port Authority of New York & New Jersey;
Series 165, RB, 5.65%, 11/01/40		25	30,124
Series 181, RB, 4.96%, 08/01/46		210	234,473
Series 180-1, RB, 5.00%, 11/15/47		30	33,019
Series 174, RB, 4.46%, 10/01/62		115	119,171
Series 192, RB, 4.81%, 10/15/65		60	65,487
Port of Seattle, Series 2018A, RB, 5.00%, 05/01/43		30	32,890
Public Power Generation Agency, Series 2016A, RB, 5.00%, 01/01/35		40	44,325
Royal Oak Hospital Finance Authority (William Beaumont Hospital Obligated Group), Series 2014D, RB, 5.00%, 09/01/39		40	43,160
Sacramento County Sanitation Districts Financing Authority (NATL-RE), Series 2035B, VRDN, 2.09%, 12/01/35(k)		60	58,610
Salt Lake City Corp.;
Series 2017A, RB, 5.00%, 07/01/47		105	114,869
Series 2017B, RB, 5.00%, 07/01/47		50	55,687
Salt River Project Agricultural Improvement & Power District;
Series 2017A, RB, 5.00%, 01/01/36		60	69,206
Series 2015A, RB, 5.00%, 12/01/45		220	244,004
San Antonio Water System, Series 2015B, RB, 5.00%, 05/15/39		150	165,987
San Diego County Regional Airport Authority, Series 2017A, RB, 5.00%, 07/01/47		50	55,927
San Diego Public Facilities Financing Authority, Series 2016A, RB, 5.00%, 05/15/39		50	57,021
San Diego Unified School District, Series 2017I, GO, 5.00%, 07/01/41		80	91,630

Security	Par (000)		Value
Municipal Bonds (continued)
San Francisco City & County Airport Comm-San Francisco International Airport;
Series 2016B, RB, 5.00%, 05/01/46	USD	110	$120,134
Series 2017A, RB, 5.00%, 05/01/47		70	77,014
San Jose Redevelopment Agency Successor Agency, Series 2017A-T, 2.96%, 08/01/24		250	243,733
South Carolina Public Service Authority;
Series 2016D, RB, 2.39%, 12/01/23		292	271,396
Series 2012E, RB, 3.72%, 12/01/23		80	78,933
Series 2014A, RB, 5.00%, 12/01/49		60	62,732
Series 2010C, RB, 6.45%, 01/01/50		136	175,524
Series 2015A, RB, 5.00%, 12/01/50		60	63,011
State of California;
Series 2017, GO, 2.25%, 10/01/23		235	224,413
Series 2009, GO, 7.50%, 04/01/34		60	82,964
Series 2018, GO, 4.60%, 04/01/38		595	617,253
Series 2009, GO, 7.55%, 04/01/39		85	124,064
Series 2009, GO, 7.30%, 10/01/39		85	118,678
Series 2009, GO, 7.35%, 11/01/39		40	56,176
State of Connecticut, Series 2017A, GO, 3.31%, 01/15/26		155	149,214
State of Illinois;
Series 2018A, GO, 5.00%, 05/01/20		50	51,570
Series 2017D, GO, 5.00%, 11/01/22		60	62,974
Series 2017D, GO, 5.00%, 11/01/24		150	158,352
Series 2017A, GO, 5.00%, 12/01/24		30	31,673
Series 2017D, GO, 5.00%, 11/01/25		400	422,168
Series 2003, GO, 5.10%, 06/01/33		440	422,290
State of Minnesota;
Series 2018A, GO, 5.00%, 08/01/31		50	59,441
Series 2018A, GO, 5.00%, 08/01/32		60	71,046
Series 2018A, GO, 5.00%, 08/01/34		60	70,372
Series 2018A, GO, 5.00%, 08/01/35		60	70,037
Series 2018A, GO, 5.00%, 08/01/36		170	197,496
State of Ohio;
Series 2017A, GO, 5.00%, 05/01/30		40	45,538
Series 2017A, GO, 5.00%, 03/15/32		90	100,623
Series 2017A, GO, 5.00%, 05/01/34		40	44,973
Series 2017A, GO, 5.00%, 05/01/35		40	44,846
Series 2017A, GO, 5.00%, 05/01/36		90	100,617
Series 2017A, GO, 5.00%, 05/01/37		70	77,993
State of Texas;
Series 2016, GO, 5.00%, 04/01/40		40	44,794
Series 2016, GO, 5.00%, 04/01/43		70	78,142
State of Washington;
Series R-2015C, GO, 5.00%, 07/01/30		150	168,696
Series R-2017A, GO, 5.00%, 08/01/30		30	34,543
Series 2016A-1, GO, 5.00%, 08/01/40		100	110,703
Series 2018B, GO, 5.00%, 08/01/40		40	45,072
Series 2017D, GO, 5.00%, 02/01/41		60	67,188
Series 2018B, GO, 5.00%, 08/01/41		40	45,040
Series 2018B, GO, 5.00%, 08/01/42		40	45,007
State of West Virginia;
Series 2018B, GO, 5.00%, 06/01/40		80	90,817
Series 2018B, GO, 5.00%, 12/01/40		80	90,817
Series 2018B, GO, 5.00%, 12/01/41		80	90,746
State of Wisconsin;
Series 2017C, RB, 3.15%, 05/01/27		115	110,305
Series 2017B, GO, 5.00%, 05/01/32		40	45,152
Series 2017B, GO, 5.00%, 05/01/33		30	33,768
Series 2017-3, GO, 5.00%, 11/01/33		50	57,678
Series 2017B, GO, 5.00%, 05/01/34		40	44,973
Series 2017B, GO, 5.00%, 05/01/36		50	56,057
Series 2017B, GO, 5.00%, 05/01/38		50	55,994

17

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Municipal Bonds (continued)
Sumter Landing Community Development District, Series 2016, RB, 4.17%, 10/01/47	USD	100	$98,877
Tennessee Housing Development Agency (Residential Finance Program);
Series 2018-3, RB, 3.75%, 07/01/38		30	29,342
Series 2018-3, RB, 3.85%, 07/01/43		20	19,561
Series 2018-3, RB, 3.95%, 01/01/49		10	9,724
Texas A&M University;
Series 2017B, RB, 2.76%, 05/15/26		175	165,904
Series 2017B, RB, 2.84%, 05/15/27		75	70,815
Texas Municipal Gas Acquisition & Supply Corp., Series 2008D, RB, 6.25%, 12/15/26		30	34,488
Texas Water Development Board;
Series 2018B, RB, 5.00%, 10/15/38(l)		90	103,284
Series 2018A, RB, 5.00%, 10/15/43		90	102,272
Series 2017A, RB, 5.00%, 10/15/47		30	33,807
Series 2018B, RB, 5.00%, 04/15/49(l)		580	660,295
Tobacco Settlement Finance Authority, Series 2007A, RB, 7.47%, 06/01/47		125	124,896
TSASC, Inc., Series 2017A, RB, 5.00%, 06/01/41		60	64,082
University of California;
Series 2017AX, RB, 3.06%, 07/01/25		100	97,050
Series 2013AJ, RB, 4.60%, 05/15/31		65	68,921
Series 2012AD, RB, 4.86%, 05/15/2112		20	20,249
University of California Medical Centre;
Series 2016L, RB, 5.00%, 05/15/47		50	55,329
Series 2009F, RB, 6.58%, 05/15/49		75	98,321
University of Delaware, Series 2018, RB, 4.22%, 11/01/58		75	74,355
University of Houston;
Series 2017A, RB, 5.00%, 02/15/33		30	33,771
Series 2017A, RB, 5.00%, 02/15/34		30	33,665
Series 2017A, RB, 5.00%, 02/15/35		70	78,308
Series 2017A, RB, 5.00%, 02/15/36		90	100,370
University of Oregon, Series 2016A, RB, 5.00%, 04/01/46		40	44,316
Upper Arlington City School District, Series 2018A, GO, 5.00%, 12/01/48		80	90,474
Virginia Small Business Financing Authority (Transform 66 P3 Project);
Series 2017, RB, 5.00%, 12/31/52		90	95,897
Series 2017, RB, 5.00%, 12/31/56		80	85,120
Washington State Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/58		230	253,081
Weld County School District No. 4, Series 2016, GO, 5.25%, 12/01/41		50	57,157
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2016A, RB, 5.00%, 06/01/19		25	25,490
Series 2016A, RB, 5.00%, 06/01/20		30	31,304
Series 2016A, RB, 5.00%, 06/01/21		30	31,976
Series 2016A, RB, 5.00%, 06/01/22		30	32,598
Series 2016A, RB, 5.00%, 06/01/23		25	27,607
Series 2016A, RB, 5.00%, 06/01/24		25	27,959
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc.), Series 2015, RB, 5.00%, 12/15/44		30	31,767

Total Municipal Bonds — 6.0% (Cost: $26,713,445)			26,312,594

Security	Par (000)		Value
Non-Agency Mortgage-Backed Securities — 5.4%

Collateralized Mortgage Obligations — 2.0%
Ajax Mortgage Loan Trust:
Series 2018-B, Class A, 3.75%, 02/26/57	USD	423	$416,531
Series 2018-B, Class B, 0.00%, 02/26/57(b)(d)		133	58,243
Alternative Loan Trust:
Series 2005-22T1, Class A1, 2.57%, 06/25/35(e)		173	156,290
Series 2005-72, Class A3, 2.82%, 01/25/36(e)		87	75,315
Series 2005-76, Class 2A1, 2.84%, 02/25/36(e)		29	26,859
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		70	55,235
Series 2006-15CB, Class A1, 6.50%, 06/25/36		12	8,874
Series 2006-OA14, Class 1A1, 3.57%, 11/25/46(e)		105	92,330
Series 2006-OA16, Class A4C, 2.56%, 10/25/46(e)		159	106,477
Series 2006-OA6, Class 1A2, 2.43%, 07/25/46(e)		48	47,617
Series 2006-OA8, Class 1A1, 2.41%, 07/25/46(e)		16	15,569
Series 2006-OC10, Class 2A3, 2.45%, 11/25/36(e)		59	46,762
Series 2006-OC7, Class 2A3, 2.47%, 07/25/46(e)		89	71,374
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		15	11,371
Series 2007-OA2, Class 1A1, 2.68%, 03/25/47(e)		338	284,048
Series 2007-OA3, Class 1A1, 2.36%, 04/25/47(e)		27	26,144
American Home Mortgage Assets Trust(e):
Series 2006-3, Class 2A11, 2.78%, 10/25/46		73	66,672
Series 2006-4, Class 1A12, 2.43%, 10/25/46		89	66,446
Series 2006-5, Class A1, 2.76%, 11/25/46		135	76,752
Series 2007-1, Class A1, 2.54%, 02/25/47		71	47,707
APS Resecuritization Trust(b)(e):
Series 2016-1, Class 1MZ, 4.51%, 07/31/57		234	69,401
Series 2016-3, Class 3A, 5.07%, 09/27/46(d)		239	243,045
Series 2016-3, Class 4A, 4.82%, 04/27/47(d)		61	60,211
AX MTG LN TR, Series 2018-D, 3.75%, 08/25/58		417	417,000
Banc of America Funding Trust(b)(d)(e):
Series 2014-R2, Class 1C, 0.00%, 11/26/36		153	30,643
Series 2016-R2, Class 1A1, 4.70%, 05/01/33		96	98,721
Bear Stearns Mortgage Funding Trust(e):
Series 2006-SL1, Class A1, 2.50%, 08/25/36		71	71,451
Series 2007-AR2, Class A1, 2.39%, 03/25/37		181	165,785
Series 2007-AR3, Class 1A1, 2.36%, 03/25/37		20	18,989
Series 2007-AR4, Class 1A1, 2.42%, 09/25/47		80	76,197
Series 2007-AR4, Class 2A1, 2.43%, 06/25/37		26	25,177
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		1,010	773,297
CHL Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 2.80%, 04/25/46(e)		165	87,050
Series 2006-OA5, Class 3A1, 2.42%, 04/25/46(e)		29	27,346
Series 2007-15, Class 2A2, 6.50%, 09/25/37		269	204,821
CIM Trust, Series 2017-6, Class A1, 3.02%, 06/25/57(b)(e)		572	559,633
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%, 12/25/37		84	74,764
Series 2008-2, Class 1A1, 6.50%, 06/25/38		115	99,396
COLT LLC, Series 2015-1, Class A1V, 5.22%, 12/26/45(b)(e)		1	830
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(b)		281	170,903
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, 3.57%, 11/25/35(e)		48	17,940

18

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
CSMC Trust(b)(e):
Series 2009-5R, Class 4A4, 3.73%, 06/25/36	USD	76	$70,418
Series 2014-11R, Class 16A1, 4.07%, 09/27/47		57	57,089
Series 2015-6R, Class 5A1, 2.42%, 03/27/36		9	8,822
Series 2015-6R, Class 5A2, 2.42%, 03/27/36		60	32,994
Deutsche Alt-A Securities Mortgage Loan Trust(e):
Series 2007-OA4, Class A2A, 2.39%, 08/25/47		192	130,847
Series 2007-RMP1, Class A2, 2.37%, 12/25/36		136	125,140
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(e)		15	13,459
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 3.84%, 03/25/36(e)		28	27,171
GSMPS Mortgage Loan Trust(b)(e):
Series 2005-RP1, Class 1AF, 2.57%, 01/25/35		55	51,332
Series 2005-RP2, Class 1AF, 2.57%, 03/25/35		66	61,386
Series 2006-RP1, Class 1AF1, 2.57%, 01/25/36		50	44,033
HarborView Mortgage Loan Trust(e):
Series 2007-3, Class 2A1B, 2.40%, 05/19/47		204	165,859
Series 2007-4, Class 2A2, 2.42%, 07/19/47		199	175,962
Impac Secured Assets Corp., Series 2004-3, Class 1A4, 3.02%, 11/25/34(e)		7	6,913
IndyMac INDX Mortgage Loan Trust(e):
Series 2007-AR19, Class 3A1, 3.73%, 09/25/37		93	65,770
Series 2007-FLX5, Class 2A2, 2.46%, 08/25/37		182	163,444
JPMorgan Mortgage Trust, Series 2017-2, Class A6, 3.00%, 05/25/47(b)(e)		73	71,739
Lehman XS Trust, Series 2007-20N, Class A1, 3.37%, 12/25/37(e)		34	32,008
LSTAR Securities Investment Ltd., Series 2018-1, Class A, 3.65%, 02/01/23(b)(e)		163	163,461
MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.50%, 08/25/37(b)(d)(e)		33	25,412
MCM Capital Partners I LP, 4.00%, 06/01/57(d)		239	239,412
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, 2.43%, 04/25/37(e)		224	191,999
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 2.44%, 04/16/36(b)(e)		452	385,958
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-2, Class A4, 2.64%, 04/25/47(e)		20	16,749
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 2.58%, 11/26/35(b)(e)		86	84,484
OBX Trust, Series 2018-EXP1, Class 1A3, 4.00%, 04/25/48(b)(e)		233	232,153
RALI Trust, Series 2007-QH9, Class A1, 3.18%, 11/25/37(e)		44	39,194
RBSSP Resecuritization Trust, Series 2013-2, Class 1A2, 2.26%, 12/26/36(b)(e)		232	224,188
Reperforming Loan REMIC Trust, Series 2005-R3, Class AF, 2.62%, 09/25/35(b)(e)		7	6,732
Seasoned Credit Risk Transfer Trust(e):
Series 2017-3, Class M2, 4.75%, 07/25/56(b)		100	98,693
Series 2018-1, Class BX, 6.50%, 05/25/57(d)		20	10,954
Series 2018-1, Class M, 4.75%, 05/25/57		20	19,542
Series 2018-3, Class M, 4.75%, 08/25/57(b)		90	86,922
STACR Trust(b)(e):
Series 2018-DNA2, Class M2, 4.37%, 12/25/30		110	110,995
Series 2018-HRP1, Class M2, 3.87%, 04/25/43		143	144,563
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.78%, 04/25/36(e)		85	71,242
Structured Asset Mortgage Investments II Trust(e):
Series 2006-AR4, Class 3A1, 2.41%, 06/25/36(d)		108	93,674
Series 2006-AR5, Class 2A1, 2.43%, 05/25/46		66	56,267

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(b)	USD	48	$39,900
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class B1, 2.75%, 01/25/45(e)		104	68,655
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36		97	89,332
Series 2006-4, Class 3A1, 6.50%, 05/25/36(c)		50	44,052

			8,898,135
Commercial Mortgage-Backed Securities — 3.2%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(b)(e)		400	355,935
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 4.28%, 09/15/34(b)(e)		360	360,675
AJAXM_18-D-B, Series 2018-D, Class B, 0.00%, 08/25/58		120	73,571
AOA Mortgage Trust, Series 2015-1177, Class C, 3.11%, 12/13/29(b)(e)		100	96,866
AREIT Trust, Series 2018-CRE1, Class A, 2.98%, 02/14/35(b)(d)(e)		164	163,845
Ashford Hospitality Trust, Series 2018-ASHF, Class D, 4.26%, 04/15/35(b)(e)		70	70,251
BAMLL Commercial Mortgage Securities Trust(b)(e):
Series 2015-200P, Class F, 3.72%, 04/14/33		300	278,011
Series 2016-ISQ, Class E, 3.73%, 08/14/34		200	179,227
Series 2017-SCH, Class CL, 3.66%, 11/15/32		100	100,000
Series 2017-SCH, Class DL, 4.16%, 11/15/32		100	100,000
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(e)		12	11,986
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A, 3.01%, 01/15/33(b)(e)		100	99,937
Bayview Commercial Asset Trust(b)(e):
Series 2005-2A, Class A1, 2.53%, 08/25/35		61	58,175
Series 2005-4A, Class A1, 2.52%, 01/25/36		57	55,332
Series 2005-4A, Class M1, 2.67%, 01/25/36		42	40,153
Series 2006-1A, Class A2, 2.58%, 04/25/36		14	14,029
Series 2006-3A, Class A1, 2.47%, 10/25/36		27	25,285
Series 2006-3A, Class A2, 2.52%, 10/25/36		22	21,122
Series 2007-2A, Class A1, 2.49%, 07/25/37		40	37,962
Series 2007-4A, Class A1, 2.67%, 09/25/37		212	202,724
Series 2007-5A, Class A3, 3.22%, 10/25/37		48	47,634
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 2.88%, 03/15/37(b)(e)		35	34,978
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)		100	97,922
Benchmark Mortgage Trust, Series 2018-B5, Class A4, 4.21%, 07/15/51		110	113,390
BHMS, Series 2018-ATLS, Class A, 3.41%, 07/15/35(b)(e)		140	140,141
BSPRT Issuer Ltd., Series 2017-FL2, Class A, 2.98%, 10/15/34(b)(d)(e)		62	61,967
BWAY Mortgage Trust(b):
Series 2013-1515, Class A2, 3.45%, 03/10/33		150	147,956
Series 2013-1515, Class C, 3.45%, 03/10/33		105	101,082
Series 2013-1515, Class F, 4.06%, 03/10/33(e)		100	94,813
BXP Trust(b)(e):
Series 2017-CC, Class D, 3.67%, 08/13/37		60	55,678
Series 2017-CC, Class E, 3.67%, 08/13/37(d)		110	99,407
Series 2017-GM, Class E, 3.54%, 06/13/39		50	44,678
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 04/10/29(b)(e)		20	20,300

19

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50	USD	32	$31,132
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		26	27,195
Series 2017-CD3, Class A4, 3.63%, 02/10/50		30	29,714
CD_18-CD7-A4, 4.28%, 07/01/28(e)		70	72,564
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		10	10,018
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 3.91%, 04/10/28(b)(e)		100	99,239
CGDBB Commercial Mortgage Trust(b)(e):
Series 2017-BIOC, Class A, 2.95%, 07/15/32		190	190,268
Series 2017-BIOC, Class D, 3.76%, 07/15/32		110	110,035
Series 2017-BIOC, Class E, 4.31%, 07/15/32		170	169,973
Citigroup Commercial Mortgage Trust(e):
Series 2016-C1, Class C, 5.12%, 05/10/49		40	40,838
Series 2016-GC37, Class C, 5.09%, 04/10/49		20	20,384
Series 2016-P3, Class C, 5.00%, 04/15/49		10	10,225
CLNS Trust, Series 2017-IKPR, Class E, 5.63%, 06/11/32(b)(e)		125	125,703
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4, 4.24%, 02/10/47(e)		30	31,034
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.87%, 06/10/44(b)(e)		100	101,533
Series 2014-CR16, Class A4, 4.05%, 04/10/47		177	181,284
Series 2014-CR17, Class A5, 3.98%, 05/10/47		59	60,229
Series 2014-CR19, Class A5, 3.80%, 08/10/47		50	50,589
Series 2014-LC15, Class A4, 4.01%, 04/10/47		50	51,133
Series 2014-TWC, Class E, 5.40%, 02/13/32(b)(e)		50	50,375
Series 2014-UBS4, Class C, 4.78%, 08/10/47(e)		50	49,315
Series 2015-CR23, Class CMD, 3.81%, 05/10/48(b)(e)		350	347,217
Series 2015-CR25, Class A4, 3.76%, 08/10/48		100	100,561
Series 2015-LC19, Class A4, 3.18%, 02/10/48		59	57,625
Series 2015-LC19, Class C, 4.40%, 02/10/48(e)		20	19,776
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		40	34,367
Series 2015-LC21, Class C, 4.45%, 07/10/48(e)		150	147,101
Series 2016-667M, Class D, 3.28%, 10/10/36(b)(e)		100	91,158
Series 2017-DLTA, Class E, 4.12%, 08/15/35(b)(e)		110	109,140
Series 2017-DLTA, Class F, 4.74%, 08/15/35(b)(e)		100	99,107
Core Industrial Trust, Series 2015-TEXW, Class A, 3.08%, 02/10/34(b)		99	98,319
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class F, 5.23%, 10/15/39(b)(e)		330	331,254
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPB, Class A, 3.64%, 11/15/34(b)		100	100,715
CSMC Trust(b):
Series 2017-PFHP, Class A, 3.11%, 12/15/20(e)		60	60,018
Series 2017-TIME, Class A, 3.65%, 11/13/39		100	97,041
CSWF, Series 2018-TOP, Class A, 3.16%, 08/15/35(b)(e)		100	100,014
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.63%, 08/10/49(b)(e)		59	50,144
DBUBS Mortgage Trust(b):
Series 2017-BRBK, Class A, 3.45%, 10/10/34		140	138,276
Series 2017-BRBK, Class E, 3.65%, 10/10/34(e)		310	285,819
Series 2017-BRBK, Class F, 3.65%, 10/10/34(d)(e)		80	71,910
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 09/10/35(b)(e)		100	99,220
Exantas Capital Corp. Ltd., Series 2018-RSO6, Class A, 2.99%, 06/15/35(b)(e)		160	159,903

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
GAHR Commercial Mortgage Trust(b)(e):
Series 2015-NRF, Class AFL1, 3.46%, 12/15/34	USD	14	$14,340
Series 2015-NRF, Class EFX, 3.49%, 12/15/34		210	207,900
Series 2015-NRF, Class FFX, 3.49%, 12/15/34		60	59,123
GPMT Ltd., Series 2018-FL1, Class A, 3.08%, 11/21/35(b)(e)		100	99,821
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 06/10/28(b)(e)		330	323,779
GS Mortgage Securities Corp. II(b):
Series 2005-ROCK, Class A, 5.37%, 05/03/32		100	109,420
Series 2013-KING, Class D, 3.55%, 12/10/27(e)		124	122,798
Series 2013-KING, Class E, 3.55%, 12/10/27(e)		460	452,508
GS Mortgage Securities Corp. Trust(b):
Series 2017-500K, Class D, 3.46%, 07/15/32(e)		10	10,016
Series 2017-500K, Class E, 3.66%, 07/15/32(e)		20	20,037
Series 2017-500K, Class F, 3.96%, 07/15/32(e)		110	110,308
Series 2017-GPTX, Class A, 2.86%, 05/10/34		100	97,547
Series 2018-CHLL, Class E, 4.51%, 02/15/37(e)		100	100,782
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.85%, 06/10/47(b)(e)		71	65,787
Series 2015-GC32, Class C, 4.56%, 07/10/48(e)		30	29,480
Series 2015-GC32, Class D, 3.35%, 07/10/48		55	47,152
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		20	17,318
Hilton Orlando Trust, Series 2018-ORL, Class E, 4.81%, 12/15/34(b)(e)		100	100,375
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(b)		110	106,271
IMT Trust(b):
Series 2017-APTS, Class AFX, 3.48%, 06/15/34		100	98,920
Series 2017-APTS, Class EFX, 3.61%, 06/15/34(e)		100	92,577
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47		50	50,447
Series 2015-C28, Class B, 3.99%, 10/15/48		80	79,137
Series 2015-C33, Class D1, 4.27%, 12/15/48(b)(e)		100	92,719
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class D, 4.80%, 03/15/50(b)(e)		100	97,138
Series 2017-JP7, Class B, 4.05%, 09/15/50		10	9,902
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class D, 4.73%, 03/15/50(b)(e)		121	115,358
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class A4FL, 3.46%, 06/15/45(b)(e)		100	102,471
Series 2014-C20, Class A5, 3.80%, 07/15/47		70	70,757
Series 2015-JP1, Class C, 4.90%, 01/15/49(e)		140	143,017
Series 2015-JP1, Class D, 4.40%, 01/15/49(e)		50	47,287
Series 2015-JP1, Class E, 4.40%, 01/15/49(b)(e)		100	92,048
Series 2015-UES, Class D, 3.74%, 09/05/32(b)(e)		130	129,269
Series 2015-UES, Class E, 3.74%, 09/05/32(b)(e)		100	98,585
Series 2016-NINE, Class A, 2.95%, 10/06/38(b)(e)		150	140,566
Series 2017-MAUI, Class E, 5.08%, 07/15/34(b)(e)		100	100,375
Series 2018-ASH8, Class E, 5.16%, 02/15/35(b)(e)		100	100,562
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 2.47%, 03/25/37(b)(e)		52	50,354
Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 4.21%, 09/15/28(b)(e)		7	7,303
Madison Avenue Trust, Series 2013-650M, Class D, 4.17%, 10/12/32(b)(e)		101	100,920
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F, 6.53%, 09/12/42(b)(e)		100	102,837

20

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47	USD	140	$141,894
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		100	86,091
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.15%, 06/11/42(e)		20	20,501
Series 2015-MS1, Class D, 4.16%, 05/15/48(b)(e)		100	89,288
Series 2017-CLS, Class F, 4.76%, 11/15/34(b)(e)		211	211,791
Series 2017-H1, Class A5, 3.53%, 06/15/50		100	97,562
Series 2017-H1, Class C, 4.28%, 06/15/50(e)		100	97,067
Series 2017-H1, Class D, 2.55%, 06/15/50(b)		140	108,755
Series 2017-JWDR, Class D, 4.11%, 11/15/34(b)(e)		30	30,094
Series 2017-JWDR, Class E, 5.21%, 11/15/34(b)(e)		60	60,337
Series 2018-H3, Class A5, 4.18%, 07/15/51		50	51,207
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 05/10/39(b)(e)		190	174,146
Prima Capital CRE Securitization Ltd., Series 2015-4A, Class C, 4.00%, 08/24/49(b)(d)		100	98,470
Resource Capital Corp. Ltd.(b)(e):
Series 2017-CRE5, Class A, 2.96%, 07/15/34		55	55,466
Series 2017-CRE5, Class B, 4.16%, 07/15/34(d)		38	38,027
Velocity Commercial Capital Loan Trust(e):
Series 2015-1, Class AFL, 4.65%, 06/25/45(b)		12	12,290
Series 2016-2, Class AFL, 4.02%, 10/25/46		65	65,910
Series 2016-2, Class M4, 7.23%, 10/25/46		100	102,857
Series 2017-2, Class M3, 4.24%, 11/25/47(b)		184	179,527
Series 2017-2, Class M4, 5.00%, 11/25/47(b)		92	89,714
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 3.51%, 06/15/29(b)(e)		120	120,075
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 02/15/48		20	18,778
Series 2015-C31, Class A4, 3.70%, 11/15/48		140	139,493
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(e)		110	110,349
Series 2015-NXS4, Class A4, 3.72%, 12/15/48		20	19,955
Series 2015-P2, Class A4, 3.81%, 12/15/48		70	70,364
Series 2017-C38, Class A5, 3.45%, 07/15/50		42	40,842
Series 2017-C39, Class C, 4.12%, 09/15/50		20	19,190
Series 2017-C39, Class D, 4.50%, 09/15/50(b)(e)		20	18,526
Series 2017-C41, Class D, 2.60%, 11/15/50(b)(e)		60	48,636
Series 2017-HSDB, Class A, 3.00%, 12/13/31(b)(e)		151	151,096
WFRBS Commercial Mortgage Trust:
Series 2011-C3, Class A3FL, 3.11%, 03/15/44(b)(e)		4	4,125
Series 2014-C21, Class A5, 3.68%, 08/15/47		60	60,149

			14,166,380
Interest Only Commercial Mortgage-Backed Securities — 0.2%(e)
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.78%, 02/15/50		1,000	45,870
BBCMS Trust, Series 2015-SRCH, Class XA, 1.12%, 08/10/35(b)		1,030	66,662
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36(b)		3,475	118,423
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.90%, 05/10/58		178	17,302
Series 2016-C4, Class XB, 0.89%, 05/10/58		170	7,959
Commercial Mortgage Trust:
Series 2015-3BP, Class XA, 0.17%, 02/10/35(b)		1,916	10,806
Series 2015-CR25, Class XA, 1.08%, 08/10/48		972	45,402

Security	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class XB, 0.22%, 11/15/50	USD	1,430	$23,560
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class XA, 1.04%, 09/15/47		1,273	50,927
Series 2014-C23, Class XA, 0.93%, 09/15/47		1,646	41,269
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)		1,800	89,296
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(b)		900	42,948
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XF, 1.34%, 12/15/47(b)		130	7,094
Series 2015-C22, Class XA, 1.26%, 04/15/48		38	1,945
Series 2015-C26, Class XD, 1.49%, 10/15/48(b)		120	9,610
Series 2016-C29, Class XB, 1.12%, 05/15/49		1,020	64,694
Series 2016-C31, Class XA, 1.59%, 11/15/49		980	80,194
Morgan Stanley Capital I Trust(b):
Series 2016-UBS9, Class XD, 1.69%, 03/15/49		1,000	97,150
Series 2017-H1, Class XD, 2.36%, 06/15/50(d)		110	17,050
One Market Plaza Trust(b):
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32		1,880	8,685
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(d)		376	301
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class XD, 1.41%, 08/15/49(b)(d)		1,000	85,430

			932,577
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(b)(g)		119	10,513

Total Non-Agency Mortgage-Backed Securities — 5.4% (Cost: $24,021,318)			24,007,605

	Beneficial Interest (000)
Other Interests — 0.0%(d)(h)(m)(n)

Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII.		185	—
Lehman Brothers Holdings, Inc.		1,365	—

Total Other Interests — 0.0%			—

	Par (000)
Capital Trusts — 0.2%

Capital Markets — 0.2%(f)(i)
Bank of New York Mellon Corp. (The), Series F, 4.62%		270	258,862
State Street Corp., Series H, 5.63%		335	336,675

			595,537
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25%(b)(f)		200	202,799

Total Capital Trusts — 0.2% (Cost: $805,000)			798,336

21

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
U.S. Government Sponsored Agency Securities — 37.9%

Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-SPI2, Class M2, 3.82%, 05/25/48(b)(i)	USD	60	$55,798
Series 2018-DNA1, Class M2, (LIBOR USD 1 Month + 1.80%), 4.02%, 07/25/30(a)		90	89,430
Series 2017-DNA3, Class M2, (LIBOR USD 1 Month + 2.50%), 4.72%, 03/25/30(a)		280	292,989
Series 2018-DNA1, Class B1, (LIBOR USD 1 Month + 3.15%), 5.37%, 07/25/30(a)		150	146,716
Series 2017-DNA1, Class M2, (LIBOR USD 1 Month + 3.25%), 5.47%, 07/25/29(a)		250	273,614
Series 2017-DNA2, Class M2, (LIBOR USD 1 Month + 3.45%), 5.67%, 10/25/29(a)		250	275,543
Series 2016-DNA4, Class M3, (LIBOR USD 1 Month + 3.80%), 6.02%, 03/25/29(a)		250	281,462
Series 2017-DNA3, Class B1, (LIBOR USD 1 Month + 4.45%), 6.67%, 03/25/30(a)		250	281,123
Federal National Mortgage Association Variable Rate Notes:(a)
Series 2017-C05, Class 1M2, (LIBOR USD 1 Month + 2.20%), 4.42%, 01/25/30		76	78,051
Series 2017-C01, Class 1M2, (LIBOR USD 1 Month + 3.55%), 5.77%, 07/25/29		117	127,190
Series 2017-C05, Class 1B1, (LIBOR USD 1 Month + 3.60%), 5.82%, 01/25/30		130	137,472
Series 2017-C07, Class 1B1, (LIBOR USD 1 Month + 4.00%), 6.22%, 05/25/30		120	128,434
Series 2016-C04, Class 1M2, (LIBOR USD 1 Month + 4.25%), 6.47%, 01/25/29		142	160,316
Series 2017-C01, Class 1B1, (LIBOR USD 1 Month + 5.75%), 7.97%, 07/25/29		62	74,615
Series 2016-C02, Class 1M2, (LIBOR USD 1 Month + 6.00%), 8.22%, 09/25/28		20	23,529

			2,426,282
Commercial Mortgage-Backed Securities — 0.3%
Federal Home Loan Mortgage Corp.:
Series K057, Class A2, 2.57%, 07/25/26		306	287,985
Series K058, Class A2, 2.65%, 08/25/26		31	29,278
Series K054, Class A2, 2.75%, 01/25/26		40	38,311
Series K064, Class A2, 3.22%, 03/25/27		189	184,989
Series K076, Class A2, 3.90%, 06/25/51		82	83,895
Series K079, Class A2, 3.93%, 06/25/28		50	51,235
Series 2018-K77, Class B, 4.16%, 05/25/51(b)		20	19,408
Federal Home Loan Mortgage Corp. Small Balance Mortgage Trust Variable Rate Notes:(i)
Series 2018-SB52, Class A10F, 3.48%, 06/25/28		80	78,738
Series 2018-SB53, Class A10F, 3.66%, 06/25/28(d)		48	47,585
Federal Home Loan Mortgage Corp. Variable Rate Notes:(i)
Series K063, Class A2, 3.43%, 01/25/27		160	158,987
Series K080, Class A2, 3.93%, 07/25/28		140	143,359
Series 2018-K73, Class B, 3.98%, 02/25/51(b)		120	113,926
Series 2017-K64, Class B, 4.12%, 05/25/50(b)		20	19,438
Series 2018-K732, Class B, 4.19%, 05/25/25(b)		100	97,069
Federal National Mortgage Association, Series 2018-M12, Class A1, 3.55%, 02/25/30		8	8,021

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Government National Mortgage Association:
Series 2016-158, Class VA, 2.00%, 03/16/35	USD	92	$79,681
Series 2015-97, Class VA, 2.25%, 12/16/38		34	31,339

			1,473,244
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series KW03, Class X1, 0.98%, 06/25/27(i)		269	14,671
Federal National Mortgage Association Variable Rate Notes:(i)
Series 2017-M12, Class X, 0.43%, 06/25/27		557	5,422
Series 2013-M5, Class X2, 2.29%, 01/25/22		388	13,327
Government National Mortgage Association Variable Rate Notes:
Series 2015-48, 0.67%, 02/16/50(i)		204	9,134
Series 2017-151, 0.71%, 09/16/57(d)(i)		472	29,224
Series 2013-191, 0.75%, 11/16/53(i)		101	3,551
Series 2013-63, 0.79%, 09/16/51(i)		732	38,218
Series 2017-100, 0.81%, 05/16/59(i)		305	20,198
Series 2015-173, 0.89%, 09/16/55(i)		231	15,059
Series 2015-171, 0.89%, 11/16/55(i)		386	23,749
Series 2016-152, 0.93%, 08/15/58(i)		1,029	77,303
Series 2016-128, 0.95%, 09/16/56(i)		154	12,046
Series 2016-26, 0.97%, 02/16/58(i)		600	41,256
Series 2016-34, 0.99%, 01/16/58(i)		340	26,350
Series 2016-162, 1.00%, 09/16/58(i)		126	10,077
Series 2016-87, 1.00%, 08/16/58(i)		270	20,563
Series 2016-110, 1.03%, 05/16/58(i)		197	15,460
Series 2016-125, 1.06%, 12/16/57(i)		297	23,115
Series 2016-119, (LIBOR USD 1 Month + 0.00%), 1.13%, 04/16/58(a)		204	16,666
Series 2016-67, 1.17%, 07/16/57(i)		403	32,701
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.19%, 02/16/58(a)		299	27,225

			475,315
Mortgage-Backed Securities — 36.9%
Federal Home Loan Mortgage Corp.:
2.50%, 02/01/24 - 04/01/31		758	733,248
2.50%, 10/15/33(o)		1,607	1,549,191
3.00%, 09/01/27 - 12/01/46		4,478	4,328,820
3.00%, 10/15/33 - 10/15/48(o)		5,533	5,345,609
3.50%, 09/01/30 - 01/01/48		10,158	10,092,515
3.50%, 10/15/33 - 10/15/48(o)		1,075	1,060,143
4.00%, 10/15/33 - 10/15/48(o)		3,955	3,997,077
4.00%, 08/01/40 - 08/01/47		3,058	3,106,307
4.50%, 02/01/39 - 08/01/48		2,067	2,154,147
4.50%, 10/15/48(o)		377	389,089
5.00%, 10/01/41 - 11/01/41		202	214,799
5.00%, 10/15/48(o)		580	608,955
5.50%, 02/01/35 - 06/01/41		233	251,308
Federal National Mortgage Association:
2.00%, 10/01/31 - 03/01/32		673	631,462
2.50%, 09/01/27 - 02/01/33		3,752	3,631,504
3.00%, 04/01/28 - 03/01/47		10,767	10,468,597
3.00%, 10/25/33 - 11/25/48(o)		7,913	7,575,300
3.50%, 03/01/29 - 01/01/48		12,757	12,635,772
3.50%, 10/25/33 - 10/25/48(o)		6,134	6,048,703
4.00%, 07/01/26 - 08/01/48		20,036	20,392,286
4.00%, 10/25/48(o)		42	42,410
4.50%, 02/01/25 - 08/01/48		8,358	8,684,542
4.50%, 10/25/48(o)		1,290	1,330,673
5.00%, 02/01/35 - 06/01/45		1,381	1,467,785
5.00%, 10/25/48(o)		1,247	1,308,967

22

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Mortgage-Backed Securities (continued)
5.50%, 02/01/35 - 03/01/40	USD	683	$736,098
5.50%, 10/25/48(o)		654	697,890
6.00%, 04/01/35 - 06/01/41		568	619,685
6.00%, 10/25/48(o)		172	185,807
6.50%, 05/01/40		157	172,802
Government National Mortgage Association:
3.00%, 02/15/45 - 07/20/47		7,110	6,904,480
3.00%, 10/15/48(o)		2,151	2,082,625
3.50%, 01/15/42 - 10/20/46		12,179	12,135,903
3.50%, 10/15/48(o)		5,086	5,057,591
4.00%, 04/20/39 - 10/20/46		825	846,410
4.00%, 10/15/48 - 11/15/48(o)		18,583	18,886,082
4.50%, 12/20/39 - 09/20/48		773	807,329
4.50%, 10/15/48(o)		4,259	4,401,269
5.00%, 12/15/38 - 07/20/44		214	227,451
5.00%, 10/15/48(o)		900	939,837

			162,750,468
Total U.S. Government Sponsored Agency Securities — 37.9% (Cost: $169,709,143)			167,125,309

U.S. Treasury Obligations — 15.9%
U.S. Treasury Bonds:
4.25%, 05/15/39		430	501,454
4.50%, 08/15/39		417	502,404
4.38%, 11/15/39		419	497,186
3.13%, 02/15/43		1,632	1,612,238
2.88%, 05/15/43 - 11/15/46		2,106	1,988,793
3.63%, 08/15/43		1,557	1,670,795
3.75%, 11/15/43		1,653	1,809,970
3.00%, 02/15/47 - 08/15/48		3,822	3,678,621
U.S. Treasury Notes:
1.25%, 08/31/19		4,183	4,130,549
1.00%, 10/15/19		4,183	4,111,595
1.63%, 06/30/20 - 10/31/23		7,531	7,279,050
2.63%, 08/31/20 - 05/15/21		10,166	10,116,243
1.13%, 06/30/21		2,929	2,794,220
2.25%, 07/31/21 - 02/15/27		7,971	7,687,850
2.13%, 09/30/21		2,929	2,864,928
1.88%, 04/30/22		2,929	2,826,142
2.75%, 08/31/23 - 08/31/25		7,900	7,812,022
2.00%, 04/30/24 - 11/15/26		7,797	7,348,994
2.88%, 08/15/28		885	871,379

Total U.S. Treasury Obligations — 15.9% (Cost: $71,286,599)			70,104,433

Total Long-Term Investments — 109.7% (Cost: $490,554,105)			483,451,277

Short-Term Securities — 4.2%

Certificates of Deposit — 0.5%

Domestic — 0.1%
Wells Fargo Bank NA, 2.70%, 04/16/19		430	430,303

Yankee — 0.4%(p)
Canadian Imperial Bank of Commerce, New York, 2.66%, 04/17/19		880	880,261
MUFG Bank Ltd., New York, 2.68%, 04/17/19(b)		890	890,321

			1,770,582

Total Certificates of Deposit — 0.5% (Cost: $2,200,000)			2,200,885

Security	Par (000)		Value
Commercial Paper — 0.7%(q)
AT&T, Inc.:
2.84%, 12/06/18	USD	570	$567,176
2.97%, 03/07/19		580	572,963
Societe Generale SA, 2.72%, 04/12/19		880	867,773
Sumitomo Mitsui Banking Corp., 2.68%, 04/17/19		880	867,309

Total Commercial Paper — 0.7% (Cost: $2,874,604)			2,875,221

Foreign Government Obligations — 0.1%

Egypt — 0.1%
Arab Republic of Egypt Treasury Bills:(q)
40.21%, 11/13/18	EGP	2,350	126,102
17.86%, 11/27/18		2,550	135,873
16.67%, 12/04/18		2,000	108,006
16.32%, 03/05/19		1,200	60,948

			430,929
Nigeria — 0.0%
Federal Republic of Nigeria Treasury Bills, 14.63%, 04/04/19(q)	NGN	15,328	39,601

Total Foreign Government Obligations — 0.1% (Cost: $484,909)			470,530

	Shares
Money Market Funds — 2.9%(r)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%(s)		12,914,001	12,914,001
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.89%		35,504	35,504

Total Money Market Funds — 2.9% (Cost: $12,949,505)			12,949,505

Total Short-Term Securities — 4.2% (Cost: $18,509,018)			18,496,141

Total Options Purchased — 0.1% (Cost: $842,004)			693,633

Total Investments Before TBA Sale Commitments and Options Written — 114.0% (Cost: $509,905,127)			502,641,051

Total Options Written — 0.0% (Premium Received — $159,817)			(142,446)

	Par (000)
TBA Sale Commitments — (9.9)%(o)

Mortgage-Backed Securities — (9.9)%
Federal Home Loan Mortgage Corp., 3.50%, 10/15/33	USD	1,036	(1,040,524)
Federal National Mortgage Association:
2.00%, 10/25/33		717	(672,169)
2.50%, 10/25/33		225	(216,786)
3.00%, 10/25/33 - 10/25/48		3,957	(3,790,455)
3.50%, 10/25/48 - 11/25/48		5,537	(5,444,554)
4.00%, 10/25/33 - 10/25/48		11,622	(11,738,636)
4.50%, 10/25/48		5,352	(5,520,745)
5.00%, 10/25/48		1,475	(1,548,298)

23

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association:
3.50%, 10/15/48	USD	3,148	$(3,130,170)
4.00%, 10/15/48		8,510	(8,654,095)
4.50%, 10/15/48		1,803	(1,863,228)

Total TBA Sale Commitments — (9.9)% (Proceeds: $43,704,758)			(43,619,660)

Total Investments Net of TBA Sale Commitments and Options Written — 104.1% (Cost: $466,040,552)			458,878,945
Liabilities in Excess of Other Assets — (4.1)%			(18,215,586)

Net Assets — 100.0%			$440,663,359

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Perpetual security with no stated maturity date.
(g)	Zero-coupon bond.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Variable rate security. Rate shown is the rate in effect as of period end.
(j)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(l)	When-issued security.
(m)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(n)	Non-income producing security.
(o)	Represents or includes a TBA transaction.
(p)	Issuer is a U.S. branch of a foreign domiciled bank.
(q)	Rates are discount rates or a range of discount rates as of period end.
(r)	Annualized 7-day yield as of period end.

(s)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,809,877	11,104,124	12,914,001	$12,914,001	$176,356	$—	$—

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP	7	12/06/18	$1,006	$(18,296)
Euro-Schatz	84	12/06/18	10,901	1,337
U.S. Treasury 10 Year Note	56	12/19/18	6,652	8,983
U.S. Treasury 10 Year Ultra Note	39	12/19/18	4,914	(90,238)
U.S. Treasury Long Bond	17	12/19/18	2,389	(11,424)
U.S. Treasury Ultra Bond	93	12/19/18	14,348	(492,840)
U.S. Treasury 2 Year Note	537	12/31/18	113,164	(272,363)
U.S. Treasury 5 Year Note	377	12/31/18	42,404	(252,062)
90-Day Eurodollar	553	03/16/20	133,874	(187,082)

				(1,313,985)

Short Contracts
Japan 10 Year Bond	5	12/13/18	6,605	10,052
90-Day Eurodollar	83	12/14/20	20,093	17,441
90-Day Eurodollar	460	03/15/21	111,383	143,248

				170,741

				$(1,143,244)

24

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	6,181,285	USD	328,500	BNP Paribas SA	10/01/18	$1,803
ZAR	4,838,227	USD	329,400	JP Morgan Chase Bank NA	10/01/18	12,736
BRL	154,034	USD	37,200	Barclays Bank plc	10/02/18	941
BRL	3,359,221	USD	819,400	Goldman Sachs International	10/02/18	12,389
BRL	155,526	USD	37,200	Morgan Stanley & Co. International plc	10/02/18	1,310
KRW	257,614,525	USD	230,000	BNP Paribas SA	10/02/18	2,242
USD	289,957	EUR	247,000	Morgan Stanley & Co. International plc	10/03/18	3,156
USD	138,425	ZAR	1,841,548	Goldman Sachs International	10/03/18	8,218
ZAR	1,841,548	USD	128,391	Bank of America NA	10/03/18	1,817
TRY	612,617	USD	97,000	BNP Paribas SA	10/05/18	4,288
TWD	3,075,400	USD	100,000	Morgan Stanley & Co. International plc	10/05/18	859
USD	78,000	RUB	5,001,274	Barclays Bank plc	10/05/18	1,683
USD	455,000	RUB	28,894,775	Deutsche Bank AG	10/05/18	14,081
USD	109,800	ZAR	1,545,728	JP Morgan Chase Bank NA	10/05/18	539
ZAR	3,374,078	USD	219,600	Goldman Sachs International	10/05/18	18,900
CLP	43,813,440	USD	63,360	UBS AG	10/09/18	3,258
MXN	558,647	USD	28,604	Citibank NA	10/09/18	1,215
MXN	1,024,808	USD	52,497	HSBC Bank plc	10/09/18	2,205
MXN	614,903	USD	31,498	Morgan Stanley & Co. International plc	10/09/18	1,324
IDR	1,324,512,000	USD	87,600	JP Morgan Chase Bank NA	10/12/18	1,207
USD	71,444	ARS	2,809,892	JP Morgan Chase Bank NA	10/16/18	4,682
USD	72,320	ARS	2,837,907	Morgan Stanley & Co. International plc	10/16/18	4,894
USD	908,265	ZAR	12,501,989	Bank of America NA	10/16/18	25,878
ZAR	2,067,000	USD	135,727	Deutsche Bank AG	10/16/18	10,162
MXN	6,239,330	USD	329,400	Goldman Sachs International	10/17/18	3,155
MXN	4,324,937	USD	230,000	JP Morgan Chase Bank NA	10/19/18	434
USD	194,331	IDR	2,867,147,568	Barclays Bank plc	10/19/18	2,347
USD	33,932	IDR	501,388,384	Morgan Stanley & Co. International plc	10/19/18	358
TRY	1,081,585	USD	169,500	BNP Paribas SA	10/22/18	7,325
MXN	1,460,467	USD	77,500	Royal Bank of Scotland	10/23/18	257
CLP	134,026,152	USD	197,600	Citibank NA	10/24/18	6,266
CLP	123,852,819	USD	184,640	Barclays Bank plc	10/26/18	3,761
RUB	7,255,859	USD	109,800	Goldman Sachs International	10/26/18	670
ZAR	4,742,569	USD	329,400	Bank of America NA	11/01/18	4,598
USD	65,000	BRL	260,390	Goldman Sachs International	11/05/18	697
USD	4,439,157	JPY	489,956,000	Royal Bank of Scotland	11/05/18	115,975
CLP	41,827,114	USD	63,360	BNP Paribas SA	11/09/18	278
BRL	340,250	USD	83,000	HSBC Bank plc	11/26/18	873
MXN	2,714,387	USD	142,000	Barclays Bank plc	11/26/18	1,757
MXN	9,638,194	USD	495,000	HSBC Bank plc	11/26/18	15,449
USD	119,778	JPY	13,200,000	Barclays Bank plc	11/26/18	3,123
USD	4,389,883	JPY	483,600,000	Toronto Dominion Bank	11/26/18	116,072
USD	80,000	ARS	2,767,200	JP Morgan Chase Bank NA	11/30/18	18,001
AUD	47,000	USD	33,920	Morgan Stanley & Co. International plc	12/19/18	75
CAD	678,640	EUR	444,000	Morgan Stanley & Co. International plc	12/19/18	7,324
CAD	1,188,173	USD	914,000	Barclays Bank plc	12/19/18	7,485
NOK	3,610,577	USD	444,000	Deutsche Bank AG	12/19/18	1,164
NZD	355,714	JPY	26,566,484	JP Morgan Chase Bank NA	12/19/18	546
NZD	43,000	USD	28,453	Deutsche Bank AG	12/19/18	62
USD	40,000	ARS	1,446,000	Citibank NA	12/28/18	8,498
USD	1,504,520	EUR	1,160,000	Deutsche Bank AG	12/13/19	102,710
USD	1,514,264	EUR	1,160,000	Deutsche Bank AG	02/25/20	102,676
USD	1,543,322	JPY	154,610,000	HSBC Bank plc	03/16/20	115,572

						787,295

USD	86,000	MXN	1,644,321	Barclays Bank plc	10/01/18	(1,866)
USD	82,252	MXN	1,546,907	BNP Paribas SA	10/01/18	(408)
USD	247,748	MXN	4,658,922	Royal Bank of Scotland	10/01/18	(1,206)
USD	82,000	MXN	1,539,901	UBS AG	10/01/18	(286)
USD	329,400	ZAR	4,723,530	Bank of America NA	10/01/18	(4,625)
BRL	259,812	USD	65,000	Goldman Sachs International	10/02/18	(667)
USD	243,000	BRL	1,008,702	Barclays Bank plc	10/02/18	(6,769)

25

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	186,000	BRL	762,572	BNP Paribas SA	10/02/18	$(2,823)
USD	203,200	BRL	839,145	Goldman Sachs International	10/02/18	(4,583)
USD	210,600	BRL	880,984	Morgan Stanley & Co. International plc	10/02/18	(7,544)
USD	116,000	BRL	484,062	UBS AG	10/02/18	(3,860)
USD	230,000	KRW	256,560,400	Barclays Bank plc	10/02/18	(1,292)
EUR	247,000	USD	288,596	Goldman Sachs International	10/03/18	(1,794)
RUB	34,198,346	USD	533,000	BNP Paribas SA	10/05/18	(11,151)
USD	57,000	TRY	353,639	Goldman Sachs International	10/05/18	(1,469)
USD	100,000	TWD	3,074,167	Deutsche Bank AG	10/05/18	(819)
USD	26,853	ZAR	407,368	Barclays Bank plc	10/05/18	(1,942)
USD	82,947	ZAR	1,258,914	Morgan Stanley & Co. International plc	10/05/18	(6,041)
ARS	483,730	USD	12,200	JP Morgan Chase Bank NA	10/09/18	(596)
USD	63,360	CLP	41,856,639	BNP Paribas SA	10/09/18	(283)
USD	77,500	MXN	1,458,515	Goldman Sachs International	10/09/18	(352)
JPY	9,732,340	USD	88,200	Bank of America NA	10/10/18	(2,493)
USD	23,600	IDR	357,016,080	Barclays Bank plc	10/12/18	(338)
USD	24,500	TRY	153,260	Bank of America NA	10/22/18	(556)
USD	100,000	TRY	620,850	BNP Paribas SA	10/22/18	(1,501)
USD	25,000	TRY	156,435	HSBC Bank plc	10/22/18	(575)
USD	20,000	TRY	125,176	Morgan Stanley & Co. International plc	10/22/18	(465)
USD	67,100	ZAR	966,354	Goldman Sachs International	10/22/18	(1,049)
USD	155,000	MXN	2,927,408	UBS AG	10/23/18	(859)
AUD	93,375	USD	67,684	JP Morgan Chase Bank NA	10/24/18	(178)
USD	394,600	IDR	5,919,000,000	Morgan Stanley & Co. International plc	10/26/18	(1,216)
USD	183,004	TWD	5,604,510	Bank of America NA	10/26/18	(1,374)
USD	365,995	TWD	11,200,746	Morgan Stanley & Co. International plc	10/26/18	(2,488)
IDR	4,523,645,000	USD	307,000	Barclays Bank plc	10/31/18	(4,780)
USD	12,740	ZAR	183,323	Barclays Bank plc	10/31/18	(173)
USD	6,370	ZAR	91,588	BNP Paribas SA	10/31/18	(81)
USD	26,992	ZAR	388,253	HSBC Bank plc	10/31/18	(355)
USD	63,699	ZAR	915,601	Morgan Stanley & Co. International plc	10/31/18	(792)
USD	169,500	MXN	3,203,639	Barclays Bank plc	11/01/18	(784)
USD	14,400	ZAR	207,940	Citibank NA	11/01/18	(244)
USD	120,000	ZAR	1,734,990	JP Morgan Chase Bank NA	11/01/18	(2,187)
USD	195,000	ZAR	2,816,780	Royal Bank of Scotland	11/01/18	(3,373)
ARS	426,500	USD	10,000	BNP Paribas SA	11/02/18	(103)
ARS	784,760	USD	18,400	Citibank NA	11/02/18	(189)
ARS	2,325,500	USD	55,000	JP Morgan Chase Bank NA	11/02/18	(1,035)
USD	230,000	KRW	257,441,914	BNP Paribas SA	11/02/18	(2,135)
BRL	2,196,938	USD	546,300	BNP Paribas SA	11/05/18	(3,772)
BRL	1,015,508	USD	252,300	UBS AG	11/05/18	(1,523)
JPY	489,956,000	USD	4,353,415	JP Morgan Chase Bank NA	11/05/18	(30,232)
USD	758,950	BRL	3,114,327	Goldman Sachs International	11/05/18	(10,125)
ZAR	1,551,986	USD	109,800	JP Morgan Chase Bank NA	11/05/18	(560)
JPY	496,800,000	USD	4,420,906	JP Morgan Chase Bank NA	11/26/18	(30,441)
USD	83,000	BRL	340,250	Goldman Sachs International	11/26/18	(872)
USD	155,000	MXN	2,985,163	Goldman Sachs International	11/26/18	(3,097)
USD	512,600	MXN	9,883,846	Royal Bank of Scotland	11/26/18	(10,859)
ARS	3,260,826	USD	77,800	BNP Paribas SA	11/30/18	(4,741)
ARS	625,050	USD	15,000	Citibank NA	11/30/18	(996)
ARS	636,750	USD	15,000	JP Morgan Chase Bank NA	11/30/18	(734)
USD	127,361	ZAR	1,841,548	Bank of America NA	12/03/18	(1,769)
AUD	444,000	SEK	2,844,558	JP Morgan Chase Bank NA	12/19/18	(1,187)
EUR	444,000	CAD	675,016	Morgan Stanley & Co. International plc	12/19/18	(4,513)
EUR	444,000	JPY	58,727,214	Bank of America NA	12/19/18	(1,261)
JPY	58,037,504	EUR	444,000	JP Morgan Chase Bank NA	12/19/18	(4,849)
JPY	45,862,859	NZD	622,000	Citibank NA	12/19/18	(6,192)
SEK	2,833,810	AUD	444,000	Morgan Stanley & Co. International plc	12/19/18	(30)
USD	914,000	CAD	1,188,184	Citibank NA	12/19/18	(7,494)
ARS	1,646,000	USD	40,000	Citibank NA	12/28/18	(4,140)
EUR	1,160,000	USD	1,419,283	JP Morgan Chase Bank NA	12/13/19	(17,474)
EUR	1,160,000	USD	1,429,520	JP Morgan Chase Bank NA	02/25/20	(17,932)
JPY	154,610,000	USD	1,432,635	JP Morgan Chase Bank NA	03/16/20	(4,886)

						(259,378)

	Net Unrealized Appreciation					$527,917

26

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Treasury 10 Year Note	377	10/05/18	USD	118.50	USD	37,700	$41,234

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	Down and In	Deutsche Bank AG	10/11/18	BRL	4.08	BRL	3.75	USD	132	$925
USD Currency	One-Touch	Morgan Stanley & Co. International plc	10/25/18	MXN	16.50	MXN	16.50	USD	22	1
USD Currency	One-Touch	Deutsche Bank AG	10/31/18	BRL	3.60	BRL	3.60	USD	22	3,072
USD Currency	Down and Out	Deutsche Bank AG	11/08/18	BRL	3.90	BRL	3.65	USD	408	1,368

										$5,366

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America NA	10/05/18	TWD	31.00	USD	206	$6
USD Currency	Royal Bank of Scotland	10/05/18	BRL	3.80	USD	186	9,153
USD Currency	BNP Paribas SA	10/10/18	BRL	4.25	USD	200	330
USD Currency	Morgan Stanley & Co. International plc	10/10/18	BRL	4.00	USD	400	6,218
USD Currency	Royal Bank of Scotland	10/10/18	BRL	3.85	USD	400	15,994
USD Currency	BNP Paribas SA	10/11/18	ZAR	13.75	USD	122	3,897
USD Currency	BNP Paribas SA	11/21/18	BRL	4.09	USD	188	5,668

							41,266

Put
USD Currency	BNP Paribas SA	10/04/18	BRL	4.10	USD	130	3,620
USD Currency	Morgan Stanley & Co. International plc	10/04/18	MXN	18.00	USD	657	10
USD Currency	Morgan Stanley & Co. International plc	10/05/18	BRL	4.12	USD	132	4,258
USD Currency	Deutsche Bank AG	10/09/18	CAD	1.29	USD	3,905	15,430
USD Currency	JP Morgan Chase Bank NA	10/11/18	ZAR	13.35	USD	162	54
USD Currency	Citibank NA	10/18/18	ZAR	13.80	USD	134	677
USD Currency	Citibank NA	10/18/18	ZAR	14.50	USD	134	4,114
USD Currency	HSBC Bank plc	10/18/18	ZAR	25.26	USD	2,585	35
USD Currency	Citibank NA	10/19/18	TRY	6.36	USD	85	4,340
USD Currency	Citibank NA	10/19/18	MXN	19.00	USD	310	5,663
USD Currency	Citibank NA	10/19/18	TRY	4.50	USD	2,001	—

							38,201

							$79,467

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.04%	Semi-Annual	JP Morgan Chase Bank NA	04/27/38	3.04%	USD	5,980	$282,700

Put
10-Year Interest Rate Swap	3.21%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	10/05/18	3.21	USD	11,537	2,134
10-Year Interest Rate Swap	3.04%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	04/27/38	3.04	USD	5,980	282,732

										284,866

										$567,566

27

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
90-day Eurodollar December 2018 Futures	279	12/14/18	USD	96.75	USD	69,750	$(50,569)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	Up and In	BNP Paribas SA	11/21/18	BRL	4.11	BRL	4.46	USD	188	$(5,455)

Put
USD Currency	Down and In	Morgan Stanley & Co. International plc	10/11/18	BRL	4.08	BRL	3.75	USD	132	(925)

										$(6,380)

OTC Currency Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	BNP Paribas SA	10/04/18	BRL	4.45	USD	130	$—
USD Currency	Royal Bank of Scotland	10/05/18	BRL	3.96	USD	279	(4,079)
USD Currency	Morgan Stanley & Co. International plc	10/10/18	BRL	4.25	USD	400	(649)
USD Currency	Royal Bank of Scotland	10/10/18	BRL	4.00	USD	400	(6,222)
USD Currency	JP Morgan Chase Bank NA	10/11/18	ZAR	13.75	USD	122	(3,839)
USD Currency	Goldman Sachs International	11/21/18	BRL	4.10	USD	186	(5,448)

							(20,237)

Put
USD Currency	Deutsche Bank AG	10/05/18	BRL	4.12	USD	132	(2,867)
USD Currency	Barclays Bank plc	10/09/18	CAD	1.29	USD	3,905	(15,009)
USD Currency	Citibank NA	10/18/18	ZAR	13.80	USD	201	(999)
USD Currency	BNP Paribas SA	10/19/18	TRY	4.50	USD	2,001	—
USD Currency	Citibank NA	10/19/18	TRY	5.96	USD	125	(1,313)

							(20,188)

							$(40,425)

28

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.78%	Semi-Annual	JP Morgan Chase Bank NA	11/29/18	2.78%	USD	40,530	$(4,879)

Put
2-Year Interest Rate Swap	3.08%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	11/29/18	3.08	USD	40,530	(40,193)

										$(45,072)

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.31.V1	1.00%	Quarterly	12/20/23	USD	4,520	$(88,735)	$(85,346)	$(3,389)

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	1.63%	At Termination	06/15/28	EUR	1,710	$2,438	$—	$2,438

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.36%	Monthly	28 day MXIBTIIE	Monthly	01/28/19	MXN	25,421	$4,104	$—	$4,104
28 day MXIBTIIE	Monthly	7.66%	Monthly	02/22/21	MXN	11,810	(3,616)	—	(3,616)
28 day MXIBTIIE	Monthly	7.86%	Monthly	09/24/21	MXN	23,054	(530)	—	(530)
28 day MXIBTIIE	Monthly	7.87%	Monthly	09/24/21	MXN	22,908	(197)	—	(197)
7.11%	Monthly	28 day MXIBTIIE	Monthly	10/14/22	MXN	5,081	7,472	—	7,472
7.11%	Monthly	28 day MXIBTIIE	Monthly	10/14/22	MXN	3,855	5,633	—	5,633
28 day MXIBTIIE	Monthly	6.32%	Monthly	07/17/25	MXN	1,733	(8,359)	—	(8,359)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	08/25/25	USD	60	(3,566)	—	(3,566)
2.27%	Semi-Annual	3 month LIBOR	Quarterly	09/11/25	USD	91	4,620	—	4,620
2.91%	Semi-Annual	3 month LIBOR	Quarterly	08/23/26	USD	245	2,862	—	2,862
7.64%	Quarterly	3 month JIBAR	Quarterly	03/06/28	ZAR	3,505	13,368	—	13,368
7.66%	Quarterly	3 month JIBAR	Quarterly	03/06/28	ZAR	3,560	13,245	—	13,245
2.94%	Semi-Annual	3 month LIBOR	Quarterly	03/14/28	USD	70	949	—	949
2.89%	Semi-Annual	3 month LIBOR	Quarterly	03/19/28	USD	30	531	—	531
7.93%	Quarterly	3 month JIBAR	Quarterly	06/20/28	ZAR	2,945	7,792	—	7,792
7.94%	Quarterly	3 month JIBAR	Quarterly	06/20/28	ZAR	2,945	7,652	—	7,652
7.94%	Quarterly	3 month JIBAR	Quarterly	06/20/28	ZAR	4,235	10,904	—	10,904
3.07%	Semi-Annual	3 month LIBOR	Quarterly	09/13/28	USD	150	516	—	516

							$63,380	$—	$63,380

29

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/20	USD	135	$(1,197)	$421	$(1,618)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	135	(1,307)	683	(1,990)
Federative Republic of Brazil	1.00%	Quarterly	Goldman Sachs International	12/20/23	USD	130	9,100	11,585	(2,485)
Federative Republic of Brazil	1.00%	Quarterly	Goldman Sachs International	12/20/23	USD	220	15,401	19,605	(4,204)
Federative Republic of Brazil	1.00%	Quarterly	HSBC Bank plc	12/20/23	USD	1,002	70,175	89,557	(19,382)
Republic of Argentina	5.00%	Quarterly	Citibank NA	12/20/23	USD	28	354	1,593	(1,239)
Republic of Argentina	5.00%	Quarterly	HSBC Bank plc	12/20/23	USD	140	1,758	8,004	(6,246)
Republic of South Africa	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/23	USD	180	8,254	10,850	(2,596)
Republic of the Philippines	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	653	(7,133)	(3,225)	(3,908)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	210	1,140	2,116	(976)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	130	706	1,310	(604)
United Mexican States	1.00%	Quarterly	Goldman Sachs International	12/20/23	USD	1,155	6,273	11,139	(4,866)
CMBX.NA.9.A	2.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	60	64	1,118	(1,054)
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	USD	100	106	1,714	(1,608)
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	USD	196	207	3,083	(2,876)
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	USD	60	64	1,044	(980)
CMBX.NA.9.A	2.00%	Monthly	Goldman Sachs International	09/17/58	USD	30	32	557	(525)
CMBX.NA.9.AAA	0.50%	Monthly	Credit Suisse International	09/17/58	USD	150	(1,168)	1,786	(2,954)
CMBX.NA.9.AAA	0.50%	Monthly	Deutsche Bank AG	09/17/58	USD	120	(934)	1,446	(2,380)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	230	(1,791)	2,951	(4,742)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	90	(701)	1,072	(1,773)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	100	(778)	1,191	(1,969)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	230	(2,297)	–	(2,297)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	140	(1,399)	(20)	(1,379)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	200	(1,998)	(148)	(1,850)
CMBX.NA.6.BBB-	3.00%	Monthly	JP Morgan Securities LLC	05/11/63	USD	30	3,531	2,862	669

							$96,462	$172,294	$(75,832)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB+	USD	135	$1,197	$(486)	$1,683
United Mexican States	1.00%	Quarterly	JP Morgan Chase Bank NA	09/20/20	BBB+	USD	135	1,307	(597)	1,904
CMBX.NA.3.AM	0.50%	Monthly	Credit Suisse International	12/13/49	NR	USD	390	(111)	(2,061)	1,950
CMBX.NA.4.AM	0.50%	Monthly	Deutsche Bank AG	02/17/51	NR	USD	95	(7)	(145)	138
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	NR	USD	60	(454)	(5,908)	5,454
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	NR	USD	60	(454)	(3,262)	2,808
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	09/17/58	NR	USD	150	(8,927)	(13,071)	4,144
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	09/17/58	NR	USD	4	(238)	(400)	162
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	37	(2,202)	(4,450)	2,248
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	80	(4,761)	(8,531)	3,770
CMBX.NA.9.BBB-	3.00%	Monthly	JP Morgan Securities LLC	09/17/58	NR	USD	32	(1,905)	(2,812)	907
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	30	(1,785)	(3,633)	1,848
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	30	(1,785)	(2,804)	1,019
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	2	(119)	(237)	118
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	45	(2,678)	(4,613)	1,935
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	69	(4,107)	(6,722)	2,615
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	60	151	(2,630)	2,781
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	120	303	(5,169)	5,472
CMBX.NA.10.BBB-	3.00%	Monthly	JP Morgan Securities LLC	11/17/59	NR	USD	10	(502)	(857)	355
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	NR	USD	30	(3,530)	(2,367)	(1,163)

								$(30,607)	$(70,755)	$40,148

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

30

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.85%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	11/01/18	MXN	716	$189	$—	$189
28 day MXIBTIIE	Monthly	7.07%	Monthly	Citibank NA	11/21/18	MXN	8,086	(707)	—	(707)
28 day MXIBTIIE	Monthly	7.06%	Monthly	JP Morgan Chase Bank NA	11/21/18	MXN	9,703	(857)	—	(857)
28 day MXIBTIIE	Monthly	6.98%	Monthly	Citibank NA	11/28/18	MXN	13,800	(1,931)	—	(1,931)
28 day MXIBTIIE	Monthly	6.98%	Monthly	JP Morgan Chase Bank NA	11/28/18	MXN	7,828	(1,095)	—	(1,095)
8.53%	At Termination	1 day BZDIOVER	At Termination	Goldman Sachs International	01/02/20	BRL	8,000	(6,681)	—	(6,681)
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	05/16/21	USD	470	(7,290)	—	(7,290)
5.73%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	01/03/25	MXN	672	4,055	—	4,055
28 day MXIBTIIE	Monthly	6.43%	Monthly	Bank of America NA	06/06/25	MXN	541	(2,423)	—	(2,423)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	06/09/25	MXN	271	(1,290)	—	(1,290)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	07/17/25	MXN	864	(4,153)	—	(4,153)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	3,395	16,691	—	16,691
28 day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	12/05/25	MXN	122	(637)	—	(637)

								$(6,129)	$—	$(6,129)

OTC Total Return — Volatility Swaps

Reference Entity	Volatility Strike Price(a)	Counterparty	Termination Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD Currency	8.73%	Deutsche Bank AG	04/03/19	USD	1,430	$(8,766)	$—	$(8,766)
USD Currency	8.90%	Deutsche Bank AG	04/03/19	USD	706	(5,014)	—	(5,014)
USD Currency	8.90%	Deutsche Bank AG	04/03/19	USD	706	(5,012)	—	(5,012)

						$(18,792)	$—	$(18,792)

(a)	At expiration, the Fund receives the difference between the realized volatility and predefined volatility strike price multiplied by the notional amount.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.02%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.12%
3 month JIBAR	Johannesburg Interbank Average Rate	7.00%
3 month LIBOR	London Interbank Offered Rate	2.40%

Currency

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

EGP — Egyptian Pound

EUR — Euro

IDR — Indonesian Rupiah

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NGN — Nigerian Naira

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

TRY — Turkish Lira

TWD — New Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Portfolio Abbreviations

ABS — Asset-Backed Security

BZDIOVER — Overnight Brazil CETIP — Interbank Rate

CDX — Credit Default Swap Index

CLO — Collateralized Loan Obligation

CSMC — Credit Suisse Mortgage Capital

CWABS — Countrywide Asset-Backed Certificates

DAC — Designated Activity Company

GO — General Obligation Bonds

JIBAR — Johannesburg Interbank Agreed Rate

LIBOR — London Interbank Offered Rate

MXIBTIIE — Mexico Interbank TIIE 28-Day

OTC — Over-the-counter

RB — Revenue Bonds

REMIC — Real Estate Mortgage Investment Conduit

S&P — Standard & Poor’s

TBA — To-be-announced

31

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$47,439,288	$2,203,507	$49,642,795
Corporate Bonds:
Aerospace & Defense	—	4,433,442	—	4,433,442
Air Freight & Logistics	—	529,638	—	529,638
Airlines	—	1,984,300	—	1,984,300
Auto Components	—	670,309	—	670,309
Automobiles	—	2,058,990	—	2,058,990
Banks	—	26,412,717	—	26,412,717
Beverages	—	1,493,029	—	1,493,029
Biotechnology	—	1,468,748	—	1,468,748
Building Products	—	291,257	—	291,257
Capital Markets	—	6,078,133	3,000,000	9,078,133
Chemicals	—	212,547	—	212,547
Commercial Services & Supplies	—	344,271	—	344,271
Communications Equipment	—	62,941	—	62,941
Consumer Finance	—	7,328,340	—	7,328,340
Containers & Packaging	—	238,025	—	238,025
Diversified Consumer Services	—	659,455	—	659,455
Diversified Financial Services	—	1,553,030	922,134	2,475,164
Diversified Telecommunication Services	—	5,073,309	—	5,073,309
Electric Utilities	—	6,703,032	—	6,703,032
Electrical Equipment	—	114,519	—	114,519

32

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund

	Level 1	Level 2	Level 3	Total
Electronic Equipment, Instruments & Components	$—	$479,249	$—	$479,249
Energy Equipment & Services	—	859,703	—	859,703
Equity Real Estate Investment Trusts (REITs)	—	1,520,304	—	1,520,304
Food & Staples Retailing	—	756,164	—	756,164
Food Products	—	751,408	—	751,408
Health Care Equipment & Supplies	—	2,445,625	—	2,445,625
Health Care Providers & Services	—	4,772,854	—	4,772,854
Hotels, Restaurants & Leisure	—	467,349	—	467,349
Household Durables	—	163,707	—	163,707
Industrial Conglomerates	—	67,383	—	67,383
Insurance	—	886,805	—	886,805
IT Services	—	1,481,116	—	1,481,116
Life Sciences Tools & Services	—	174,102	—	174,102
Media	—	5,109,431	—	5,109,431
Metals & Mining	—	854,363	—	854,363
Multi-Utilities	—	437,852	—	437,852
Oil, Gas & Consumable Fuels	—	12,722,495	—	12,722,495
Paper & Forest Products	—	462,175	—	462,175
Pharmaceuticals	—	2,735,714	—	2,735,714
Road & Rail	—	1,114,753	—	1,114,753
Semiconductors & Semiconductor Equipment	—	3,182,570	—	3,182,570
Software	—	2,762,524	—	2,762,524
Specialty Retail	—	230,211	—	230,211
Technology Hardware, Storage & Peripherals	—	1,726,074	—	1,726,074
Thrifts & Mortgage Finance	—	318,988	—	318,988
Tobacco	—	989,798	—	989,798
Trading Companies & Distributors	—	307,504	—	307,504
Wireless Telecommunication Services	—	2,529,096	—	2,529,096
Floating Rate Loan Interests:
Aerospace & Defense	—	214,754	—	214,754
Air Freight & Logistics	—	193,386	—	193,386
Banks	—	869,744	—	869,744
Building Products	—	108,496	—	108,496
Capital Markets	—	466,803	—	466,803
Construction & Engineering	—	355,174	—	355,174
Construction Materials	—	361,261	135,675	496,936
Containers & Packaging	—	301,850	—	301,850
Diversified Financial Services	—	302,359	1,358,282	1,660,641
Diversified Telecommunication Services	—	303,901	—	303,901
Electric Utilities	—	277,687	—	277,687
Gas Utilities	—	130,163	—	130,163
Hotels, Restaurants & Leisure	—	989,555	—	989,555
Industrial Conglomerates	—	254,684	—	254,684
IT Services	—	303,044	—	303,044
Machinery	—	192,631	—	192,631
Thrifts & Mortgage Finance	—	1,362,362	—	1,362,362
Trading Companies & Distributors	—	169,648	—	169,648
Foreign Agency Obligations	—	803,782	—	803,782
Foreign Government Obligations	—	14,063,481	—	14,063,481
Municipal Bonds	—	26,312,594	—	26,312,594
Non-Agency Mortgage-Backed Securities	—	22,510,883	1,496,722	24,007,605
Preferred Securities	—	798,336	—	798,336
U.S. Government Sponsored Agency Securities	—	167,048,500	76,809	167,125,309
U.S. Treasury Obligations	—	70,104,433	—	70,104,433
Short-Term Securities:
Certificates of Deposit	—	2,200,885	—	2,200,885
Commercial Paper	—	2,875,221	—	2,875,221
Foreign Government Obligations	—	470,530	—	470,530
Money Market Funds	12,949,505	—	—	12,949,505
Options Purchased:
Foreign currency exchange contracts	—	84,833	—	84,833
Interest rate contracts	41,234	567,566	—	608,800
Liabilities:
TBA Sale Commitments	—	(43,619,660)	—	(43,619,660)

	$12,990,739	$436,837,523	$9,193,129	$459,021,391

33

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Total Return V.I. Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$41,980	$—	$41,980
Foreign currency exchange contracts	—	787,295	—	787,295
Interest rate contracts	181,061	100,583	—	281,644
Other contracts	—	2,438	—	2,438
Liabilities:
Credit contracts	—	(81,053)	—	(81,053)
Foreign currency exchange contracts	—	(306,183)	—	(306,183)
Interest rate contracts	(1,374,874)	(107,196)	—	(1,482,070)

	$(1,193,813)	$437,864	$—	$(755,949)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	U.S. Government Sponsored Agency Securities	Total
Investments:
Assets:
Opening Balance, as of December 31, 2017	$2,576,403	$1,000,000	$1,599,976	$2,319,947	$—	$7,496,326
Transfers into Level 3	113,721	—	—	281,344	33,413	428,478
Transfers out of Level 3	(1,529,887)	—	—	(770,910)	—	(2,300,797)
Other(a)	490,000	—	—	(490,000)	—	—
Accrued discounts/premiums	5,641	—	1,151	1,750	71	8,613
Net realized gain (loss)	(15,684)	—	9,767	10,646	—	4,729
Net change in unrealized appreciation (depreciation)(b)	(3,173)	—	5,856	(16,309)	(4,688)	(18,314)
Purchases	1,147,560	3,000,000	1,502,584	709,267	48,013	6,407,424
Sales	(581,074)	(77,866)	(1,625,377)	(549,013)	—	(2,833,330)

Closing Balance, as of September 30, 2018	$2,203,507	$3,922,134	$1,493,957	$1,496,722	$76,809	$9,193,129

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018(b)	$(3,042)	$—	$1,006	$(1,245)	$(3,299)	$(6,580)

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

During the period ended September 30, 2018, there were no transfers between Level 1 and Level 2.

34

Schedule of Investments (unaudited) September 30, 2018	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 3.3%(a)
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, (LIBOR USD 1 Month + 1.70%), 3.86%, 09/15/26(b)	USD	210	$210,574
BSPRT Issuer Ltd., Series 2017-FL1, Class A, (LIBOR USD 1 Month + 1.35%), 3.51%, 06/15/27(b)		111	111,545
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 3.51%, 08/15/30(b)		700	700,594
OCP CLO Ltd., Series 2012-2A, Class A1R, (LIBOR USD 3 Month + 1.40%), 3.71%, 11/22/25(b)		349	349,370
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34		100	96,094
Romark WM-R Ltd., Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.38%, 04/20/31(b)		500	497,066

Total Asset-Backed Securities — 3.3% (Cost: $1,970,197)			1,965,243

Foreign Agency Obligations — 0.0%

Mexico — 0.0%
Petroleos Mexicanos, 5.35%, 02/12/28(a)		10	9,425

Total Foreign Agency Obligations — 0.0% (Cost: $9,521)			9,425

Non-Agency Mortgage-Backed Securities — 3.2%

Collateralized Mortgage Obligations — 0.5%
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57		128	126,367
Series 2018-3, Class MA, 3.50%, 08/25/57		161	159,013

			285,380

Commercial Mortgage-Backed Securities — 2.3%(a)
AREIT Trust, Series 2018-CRE1, Class A, 2.98%, 02/14/35(c)(d)		131	131,076
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.24%, 10/10/29		440	427,812
CSMC Trust:
Series 2016-MFF, Class A, 3.76%, 11/15/33(c)		69	69,663
Series 2017-CALI, Class A, 3.43%, 11/10/32		120	118,302
DBUBS Mortgage Trust, Series 2017-BRBK, Class A, 3.45%, 10/10/34		180	177,784
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 3.46%, 12/15/34(c)		143	143,400
LMREC, Inc., Series 2016-CRE2, Class A, 2.70%, 11/24/31(c)		100	100,000
RAIT Trust, Series 2017-FL7, Class A, 3.11%, 06/15/37(c)		183	183,494

			1,351,531
Interest Only Commercial Mortgage-Backed Securities — 0.4%(c)
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.90%, 05/10/58		842	81,644
Core Industrial Trust(a):
Series 2015-TEXW, Class XA, 0.90%, 02/10/34		3,275	72,719

Security	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-WEST, Class XA, 1.08%, 02/10/37	USD	1,570	$81,818

			236,181
Total Non-Agency Mortgage-Backed Securities — 3.2% (Cost: $1,917,442)			1,873,092

U.S. Government Sponsored Agency Securities — 82.5%

Agency Obligations — 7.8%
Federal Home Loan Bank, 4.00%, 04/10/28		500	522,361
Federal Home Loan Bank Discount Notes, 2.14%, 10/26/18(e)		4,100	4,093,994

			4,616,355
Collateralized Mortgage Obligations — 1.8%
Federal National Mortgage Association:
Series 2017-69, Class HA, 3.00%, 06/25/46		629	614,707
Series 2011-8, Class ZA, 4.00%, 02/25/41		264	266,210
Government National Mortgage Association Variable Rate Notes, Series 2014-107, Class WX, 6.81%, 07/20/39(f)		168	184,254

			1,065,171

Interest Only Commercial Mortgage-Backed Securities — 2.7%
Federal Home Loan Mortgage Corp. Variable Rate Notes(f)
Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)		22,407	58,896
Series K064, Class X1, 0.74%, 03/25/27		1,393	60,695
Federal National Mortgage Association Variable Rate Notes:(f)
Series 2015-M1, Class X2, 0.65%, 09/25/24		4,989	129,237
Series 2016-M4, Class X2, 2.69%, 01/25/39		383	38,015
Government National Mortgage Association Variable Rate Notes:
Series 2003-17, 0.00%, 03/16/43(f)		2,182	—
Series 2003-109, 0.00%, 11/16/43(f)		1,976	376
Series 2002-83, 0.00%, 10/16/42(f)		934	1
Series 2017-54, 0.65%, 12/16/58(f)		181	11,052
Series 2017-168, 0.66%, 12/16/59(f)		731	46,288
Series 2017-72, 0.68%, 04/16/57(f)		1,340	84,643
Series 2017-53, 0.69%, 11/16/56(f)		2,048	120,522
Series 2017-44, 0.70%, 04/17/51(f)		760	46,552
Series 2017-64, 0.72%, 11/16/57(f)		357	23,485
Series 2017-30, 0.76%, 08/16/58(f)		760	49,004
Series 2017-61, 0.77%, 05/16/59(f)		512	38,049
Series 2016-22, 0.77%, 11/16/55(f)		2,597	138,741
Series 2016-45, 1.01%, 02/16/58(f)		3,493	264,987
Series 2016-119, (LIBOR USD 1 Month + 0.00%), 1.13%, 04/16/58(b)		3,765	307,259
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.19%, 02/16/58(b)		1,554	141,396

			1,559,198
Mortgage-Backed Securities — 70.2%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31		260	251,112
2.50%, 10/15/33(g)		225	216,906
3.00%, 09/01/27 - 12/01/46		604	587,731
3.00%, 10/15/33 - 10/15/48(g)		1,352	1,300,059
3.50%, 04/01/31 - 01/01/48		2,539	2,519,062
3.50%, 10/15/33 - 10/15/48(g)		47	46,721

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Mortgage-Backed Securities (continued)
4.00%, 10/15/33 - 10/15/48(g)	USD	544	$549,986
4.00%, 08/01/40 - 06/01/48		839	853,745
4.50%, 02/01/39 - 12/01/43		177	183,714
4.50%, 10/15/48(g)		305	314,781
5.00%, 10/01/41 - 11/01/41		202	214,799
5.50%, 06/01/41		133	143,553
8.00%, 12/01/29 - 07/01/30		31	36,034
Federal National Mortgage Association:
2.00%, 10/01/31 - 03/01/32		144	135,547
2.50%, 04/01/30 - 02/01/33		841	813,299
2.50%, 10/25/33(g)		48	46,309
3.00%, 04/01/27 - 03/01/47		5,324	5,177,742
3.00%, 10/25/33 - 11/25/48(g)		2,370	2,301,542
3.50%, 04/01/29 - 01/01/48		3,914	3,880,379
3.50%, 10/25/33 - 10/25/48(g)		2,021	1,989,485
4.00%, 01/01/26 - 04/01/48		4,254	4,331,647
4.00%, 10/25/48(g)		8	8,078
4.50%, 05/01/24 - 08/01/48		2,613	2,712,565
4.50%, 10/25/48(g)		234	241,378
5.00%, 09/01/35 - 08/01/41		272	288,822
5.50%, 05/01/34 - 12/01/39		267	287,250
6.00%, 04/01/35 - 06/01/41		305	335,962
6.50%, 05/01/40		56	61,408
Government National Mortgage Association:
3.00%, 02/15/45 - 07/20/47		1,933	1,876,969
3.00%, 10/15/48(g)		59	57,138
3.50%, 01/15/42 - 10/20/46		3,371	3,359,553
3.50%, 10/15/48(g)		204	202,845
4.00%, 09/20/40 - 01/15/48		343	351,607
4.00%, 10/15/48 - 11/15/48(g)		2,926	2,973,607
4.50%, 12/20/39 - 02/15/42		1,388	1,452,696
4.50%, 10/15/48(g)		275	284,186
5.00%, 12/15/38 - 07/20/42		127	133,903
5.00%, 10/15/48(g)		94	98,161
5.50%, 01/15/34		649	709,388

			41,329,669
Total U.S. Government Sponsored Agency Securities — 82.5% (Cost: $49,498,249)			48,570,393

U.S. Treasury Obligations — 50.2%
U.S. Treasury Bonds:
4.25%, 05/15/39		203	236,733
4.50%, 08/15/39		197	237,346
4.38%, 11/15/39		198	234,947
3.13%, 02/15/43		771	761,664
2.88%, 05/15/43 - 11/15/46		994	938,680
3.63%, 08/15/43		736	789,791
3.75%, 11/15/43		781	855,164
3.00%, 02/15/47		140	134,920
3.00%, 08/15/48(h)		1,065	1,024,938
U.S. Treasury Inflation Linked Notes, 0.63%, 04/15/23		600	600,828
U.S. Treasury Notes:
1.25%, 08/31/19(h)		1,976	1,951,223
1.00%, 10/15/19(h)		1,976	1,942,269
1.63%, 06/30/20 - 10/31/23		2,122	2,033,154
2.63%, 05/15/21(h)		2,318	2,303,422
1.13%, 06/30/21(h)		1,383	1,319,360
2.25%, 07/31/21 - 02/15/27		3,765	3,631,241
2.75%, 09/15/21 - 08/31/25(h)		3,860	3,816,928
2.13%, 09/30/21(h)		1,383	1,352,747
1.88%, 04/30/22		1,383	1,334,433

Security	Par (000)		Value
U.S. Treasury Obligations (continued)
2.00%, 04/30/24 - 11/15/26	USD	3,684	$3,472,322
2.88%, 08/15/28(h)		605	595,689

Total U.S. Treasury Obligations — 50.2% (Cost: $30,157,415)			29,567,799

Total Long-Term Investments — 139.2% (Cost: $83,552,824)			81,985,952

Short-Term Securities — 2.1%

Certificates of Deposit — 0.5%

Domestic — 0.1%
Wells Fargo Bank NA, 2.70%, 04/16/19		60	60,042

Yankee — 0.4%(i)
Canadian Imperial Bank of Commerce, New York, 2.66%, 04/17/19		140	140,042
MUFG Bank Ltd., New York, 2.68%, 04/17/19(a)		130	130,047

			270,089

Total Certificates of Deposit — 0.5% (Cost: $330,000)			330,131

		Shares
Money Market Funds — 1.6%(j)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%(k)		937,253	937,253
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.89%		5,476	5,476

Total Money Market Funds — 1.6% (Cost: $942,729)			942,729

Total Short-Term Securities — 2.1% (Cost: $1,272,729)			1,272,860

Total Options Purchased — 0.2% (Cost: $111,815)			90,631

Total Investments Before Options Written and TBA Sale Commitments — 141.5% (Cost: $84,937,368)			83,349,443

Total Options Written — 0.0% (Premium Received — $19,254)			(12,883)

		Par (000)
TBA Sale Commitments — (22.4)%(g)

Mortgage-Backed Securities — (22.4)%
Federal Home Loan Mortgage Corp.:
2.50%, 10/15/33	USD	20	(19,281)
3.00%, 10/15/48		28	(26,790)
3.50%, 10/15/33 - 10/15/48		685	(677,462)
5.00%, 10/15/48		48	(50,396)
Federal National Mortgage Association:
2.50%, 10/25/33		261	(251,518)
3.00%, 10/25/33 - 11/25/48		2,118	(2,025,958)
3.50%, 10/25/48 - 11/25/48		4,192	(4,122,790)
4.00%, 10/25/33 - 10/25/48		2,548	(2,574,473)
4.50%, 10/25/48		417	(430,148)
5.00%, 10/25/48		189	(198,392)

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Mortgage-Backed Securities (continued)
6.00%, 10/25/48	USD	160	$(172,844)
Government National Mortgage Association:
3.00%, 10/15/48		226	(218,867)
3.50%, 10/15/48		736	(731,595)
4.00%, 10/15/48		1,240	(1,260,562)
4.50%, 10/15/48 - 11/15/48		396	(409,065)

Total TBA Sale Commitments — (22.4)% (Proceeds: $13,218,665)			(13,170,141)

Total Investments Net of Options Written and TBA Sale Commitments — 119.1% (Cost: $71,699,449)			70,166,419
Liabilities in Excess of Other Assets — (19.1)%			(11,262,138)

Net Assets — 100.0%			$58,904,281

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rates are discount rates or a range of discount rates as of period end.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Issuer is a U.S. branch of a foreign domiciled bank.
(j)	Annualized 7-day yield as of period end.

(k)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,793,803	(856,550)	937,253	$937,253	$21,651	$—	$—

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock U.S. Government Bond V.I. Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Credit Suisse AG NY Branch	2.37%	09/28/18	10/01/18	$1,951,300	$1,951,685	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	2.37%	09/28/18	10/01/18	2,326,693	2,327,152	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	2.10%	09/28/18	10/01/18	1,035,712	1,035,893	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	2.10%	09/28/18	10/01/18	598,950	599,055	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	2.15%	09/28/18	10/01/18	1,234,375	1,234,596	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	2.28%	09/28/18	10/01/18	2,529,094	2,529,575	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	2.35%	09/28/18	10/01/18	1,367,441	1,367,709	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	2.35%	09/28/18	10/01/18	1,953,770	1,954,153	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	2.35%	09/28/18	10/01/18	1,324,223	1,324,482	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	2.36%	09/28/18	10/01/18	64,837	64,850	U.S. Treasury Obligations	Overnight

				$14,386,395	$14,389,150

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP	1	12/06/18	$144	$(2,779)
Euro-Schatz	12	12/06/18	1,557	191
U.S. Treasury Long Bond	5	12/19/18	703	(11,149)
U.S. Treasury 2 Year Note	82	12/31/18	17,280	(31,005)
U.S. Treasury 5 Year Note	9	12/31/18	1,012	(3,004)
90-Day Eurodollar	26	09/16/19	6,300	648
90-Day Eurodollar	76	03/16/20	18,399	(25,766)

				(72,864)

Short Contracts
U.S. Treasury 10 Year Note	13	12/19/18	1,544	504
U.S. Treasury 10 Year Ultra Note	1	12/19/18	126	1,574
U.S. Treasury Ultra Bond	1	12/19/18	154	(501)
90-Day Eurodollar	63	03/15/21	15,255	19,662

				21,239

				$(51,625)

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock U.S. Government Bond V.I. Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	326,074	USD	22,200	JP Morgan Chase Bank NA	10/01/18	$858
BRL	114,579	USD	28,000	Goldman Sachs International	10/02/18	371
USD	23,478	EUR	20,000	Morgan Stanley & Co. International plc	10/03/18	256
USD	6,000	RUB	384,713	Barclays Bank plc	10/05/18	129
USD	32,000	RUB	2,032,160	Deutsche Bank AG	10/05/18	990
USD	7,400	ZAR	104,175	JP Morgan Chase Bank NA	10/05/18	36
ZAR	227,397	USD	14,800	Goldman Sachs International	10/05/18	1,274
MXN	3,969	USD	203	Citibank NA	10/09/18	9
MXN	7,281	USD	373	HSBC Bank plc	10/09/18	16
MXN	4,369	USD	224	Morgan Stanley & Co. International plc	10/09/18	9
IDR	60,417,600	USD	4,000	Barclays Bank plc	10/12/18	51
MXN	420,501	USD	22,200	Goldman Sachs International	10/17/18	213
TRY	165,907	USD	26,000	BNP Paribas SA	10/22/18	1,124
CLP	10,852,320	USD	16,000	Citibank NA	10/24/18	507
CLP	4,292,992	USD	6,400	Barclays Bank plc	10/26/18	130
RUB	489,010	USD	7,400	Goldman Sachs International	10/26/18	45
ZAR	319,627	USD	22,200	Bank of America NA	11/01/18	310
USD	598,180	JPY	66,022,000	Royal Bank of Scotland	11/05/18	15,628
MXN	76,462	USD	4,000	Barclays Bank plc	11/26/18	50
MXN	720,431	USD	37,000	HSBC Bank plc	11/26/18	1,155
USD	616,826	JPY	67,951,000	Toronto Dominion Bank	11/26/18	16,309
CAD	161,196	USD	124,000	Barclays Bank plc	12/19/18	1,015

						40,485

USD	5,483	MXN	103,127	BNP Paribas SA	10/01/18	(27)
USD	16,516	MXN	310,595	Royal Bank of Scotland	10/01/18	(81)
USD	4,000	MXN	75,117	UBS AG	10/01/18	(14)
USD	22,200	ZAR	318,344	Bank of America NA	10/01/18	(312)
USD	12,000	BRL	49,873	Barclays Bank plc	10/02/18	(349)
USD	8,000	BRL	33,339	Morgan Stanley & Co. International plc	10/02/18	(255)
USD	8,000	BRL	33,384	UBS AG	10/02/18	(266)
EUR	20,000	USD	23,368	Goldman Sachs International	10/03/18	(145)
RUB	2,438,156	USD	38,000	BNP Paribas SA	10/05/18	(795)
USD	1,810	ZAR	27,455	Barclays Bank plc	10/05/18	(131)
USD	5,590	ZAR	84,845	Morgan Stanley & Co. International plc	10/05/18	(407)
USD	4,566	TRY	28,563	Bank of America NA	10/22/18	(104)
USD	15,000	TRY	93,127	BNP Paribas SA	10/22/18	(225)
USD	5,000	TRY	31,287	HSBC Bank plc	10/22/18	(115)
USD	1,434	TRY	8,975	Morgan Stanley & Co. International plc	10/22/18	(33)
USD	36,800	IDR	552,000,000	Morgan Stanley & Co. International plc	10/26/18	(114)
USD	12,334	TWD	377,717	Bank of America NA	10/26/18	(93)
USD	24,666	TWD	754,877	Morgan Stanley & Co. International plc	10/26/18	(167)
IDR	309,435,000	USD	21,000	Barclays Bank plc	10/31/18	(327)
USD	859	ZAR	12,355	Barclays Bank plc	10/31/18	(12)
USD	429	ZAR	6,173	BNP Paribas SA	10/31/18	(5)
USD	1,819	ZAR	26,166	HSBC Bank plc	10/31/18	(24)
USD	4,293	ZAR	61,707	Morgan Stanley & Co. International plc	10/31/18	(53)
USD	26,000	MXN	491,414	Barclays Bank plc	11/01/18	(120)
USD	7,200	ZAR	104,097	JP Morgan Chase Bank NA	11/01/18	(131)
USD	15,000	ZAR	216,650	Royal Bank of Scotland	11/01/18	(258)
BRL	56,588	USD	14,000	BNP Paribas SA	11/05/18	(26)
BRL	56,350	USD	14,000	UBS AG	11/05/18	(84)
JPY	66,022,000	USD	586,626	JP Morgan Chase Bank NA	11/05/18	(4,074)
USD	28,000	BRL	114,892	Goldman Sachs International	11/05/18	(372)
ZAR	104,597	USD	7,400	JP Morgan Chase Bank NA	11/05/18	(38)
JPY	1,473,000	USD	13,367	BNP Paribas SA	11/26/18	(349)
JPY	66,478,000	USD	591,572	JP Morgan Chase Bank NA	11/26/18	(4,073)
USD	37,800	MXN	728,852	Royal Bank of Scotland	11/26/18	(801)
USD	124,000	CAD	161,198	Citibank NA	12/19/18	(1,017)

						(15,397)

	Net Unrealized Appreciation					$25,088

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock U.S. Government Bond V.I. Fund

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Treasury 10 Year Note	51	10/05/18	USD	118.50	USD	5,100	$5,578
U.S. Treasury 10 Year Note	16	10/26/18	USD	117.50	USD	1,600	1,000

							$6,578

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	One-Touch	Morgan Stanley & Co. International plc	10/25/18	MXN	16.50	MXN	16.50	USD	2	$—
USD Currency	One-Touch	Deutsche Bank AG	10/31/18	BRL	3.60	BRL	3.60	USD	2	279
USD Currency	Down and Out	Deutsche Bank AG	11/08/18	BRL	3.90	BRL	3.65	USD	20	67

										$346

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	Deutsche Bank AG	10/09/18	CAD	1.29	USD	528	$2,086
USD Currency	HSBC Bank plc	10/18/18	ZAR	12.63	USD	362	5
USD Currency	Citibank NA	10/19/18	TRY	4.50	USD	281	—

							$2,091

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional		Value
	Rate	Frequency	Rate	Frequency	Counterparty			Amount (000)
Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.04%	Semi-Annual	JP Morgan Chase Bank NA	04/27/38	3.04%	USD	860	$40,656

Put
10-Year Interest Rate Swap	3.21%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	10/05/18	3.21%	USD	1,619	300
10-Year Interest Rate Swap	3.04%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	04/27/38	3.04%	USD	860	40,660

										40,960

										$81,616

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock U.S. Government Bond V.I. Fund

OTC Currency Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	Barclays Bank plc	10/09/18	CAD	1.29	USD	528	$(2,029)
USD Currency	BNP Paribas SA	10/19/18	TRY	4.50	USD	281	—

							$(2,029)

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.78%	Semi-Annual	JP Morgan Chase Bank NA	11/29/18	2.78%	USD	5,415	$(653)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.70%	Semi-Annual	Citibank NA	03/05/19	2.70%	USD	3,000	(1,317)

										(1,970)

Put
2-Year Interest Rate Swap	3.08%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	11/29/18	3.08%	USD	5,415	(5,370)
2-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/04/19	3.20%	USD	1,400	(1,757)
2-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/04/19	3.20%	USD	1,400	(1,757)

										(8,884)

										$(10,854)

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock U.S. Government Bond V.I. Fund

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.31.V1	1.00%	Quarterly	12/20/23	USD	304	$(5,968)	$(5,708)	$(260)

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	1.63%	At Termination	06/15/28	EUR	240	$343	$—	$343

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency				Notional Amount (000)
7.36%	Monthly	28 day MXIBTIIE	Monthly	N/A		01/28/19	MXN	2,947	$475	$—	$475
1 day Fed Funds	At Termination	1.47%	At Termination	12/19/18	(a)	03/20/19	USD	28,245	(63,857)	(9,126)	(54,731)
1.47%	At Termination	1 day Fed Funds	At Termination	12/19/18	(a)	03/20/19	USD	28,245	63,857	—	63,857
1.37%	Semi-Annual	3 month LIBOR	Quarterly	N/A		11/30/20	USD	2,470	77,641	—	77,641
3 month LIBOR	Quarterly	1.37%	Semi-Annual	N/A		11/30/20	USD	1,350	(42,436)	7,244	(49,680)
28 day MXIBTIIE	Monthly	7.66%	Monthly	N/A		02/22/21	MXN	879	(269)	—	(269)
28 day MXIBTIIE	Monthly	7.86%	Monthly	N/A		09/24/21	MXN	1,542	(35)	—	(35)
28 day MXIBTIIE	Monthly	7.87%	Monthly	N/A		09/24/21	MXN	1,532	(13)	—	(13)
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	321	469	—	469
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	424	623	—	623
2.50%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/29/23	USD	1,035	23,264	—	23,264
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A		08/25/25	USD	15	(891)	—	(891)

									$58,828	$(1,882)	$60,710

(a)	Forward Swap.

8

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock U.S. Government Bond V.I. Fund

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of the Philippines	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	45	$(491)	$(222)	$(269)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	10	55	101	(46)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	10	54	101	(47)
United Mexican States	1.00%	Quarterly	Goldman Sachs International	12/20/23	USD	61	331	588	(257)

							$(51)	$568	$(619)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty				Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency		Termination Date	Notional Amount (000)
28 day MXIBTIIE	Monthly	7.07%	Monthly	Citibank NA	11/21/18	MXN	938	$(82)	$—	$(82)
28 day MXIBTIIE	Monthly	7.06%	Monthly	JP Morgan Chase Bank NA	11/21/18	MXN	1,125	(99)	—	(99)
28 day MXIBTIIE	Monthly	6.98%	Monthly	Citibank NA	11/28/18	MXN	1,600	(224)	—	(224)
28 day MXIBTIIE	Monthly	6.98%	Monthly	JP Morgan Chase Bank NA	11/28/18	MXN	908	(127)	—	(127)
8.53%	At Termination	1 day BZDIOVER	At Termination	Goldman Sachs International	01/02/20	BRL	921	(769)	—	(769)
28 day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	08/06/25	MXN	640	(3,123)	—	(3,123)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	810	3,982	—	3,982

								$(442)	$—	$(442)

9

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock U.S. Government Bond V.I. Fund

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.02%
1 day Fed Funds	1 day Fed Funds	2.18%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.12%
3 month LIBOR	London Interbank Offered Rate	2.40%

Currency

BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — Euro
IDR — Indonesian Rupiah
JPY — Japanese Yen
MXN — Mexican Peso
RUB — New Russian Ruble
TRY — Turkish Lira
TWD — New Taiwan Dollar
USD — United States Dollar
ZAR — South African Rand

Portfolio Abbreviations

BZDIOVER — Overnight Brazil CETIP — Interbank Rate
CDX — Credit Default Swap Index
CLO — Collateralized Loan Obligation
CSMC — Credit Suisse Mortgage Capital
LIBOR — London Interbank Offered Rate
MXIBTIIE — Mexico Interbank TIIE 28-Day
OTC — Over-The-Counter
TBA — To-be-announced

10

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock U.S. Government Bond V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,965,243	$—	$1,965,243
Foreign Agency Obligations	—	9,425	—	9,425
Non-Agency Mortgage-Backed Securities	—	1,742,016	131,076	1,873,092
U.S. Government Sponsored Agency Securities	—	48,570,393	—	48,570,393
U.S. Treasury Obligations	—	29,567,799	—	29,567,799
Short-Term Securities:
Certificates of Deposit	—	330,131	—	330,131
Money Market Funds	942,729	—	—	942,729
Options Purchased:
Foreign currency exchange contracts	—	2,437	—	2,437
Interest rate contracts	6,578	81,616	—	88,194
Liabilities:
TBA Sale Commitments	—	(13,170,141)	—	(13,170,141)

	$949,307	$69,098,919	$131,076	$70,179,302

Derivative Financial Instruments(a)
Assets:
Foreign currency exchange contracts	$—	$40,485	$—	$40,485
Interest rate contracts	22,579	170,311	—	192,890
Other contracts	—	343	—	343
Liabilities:
Credit contracts	—	(879)	—	(879)
Foreign currency exchange contracts	—	(17,426)	—	(17,426)
Interest rate contracts	(74,204)	(120,897)	—	(195,101)

	$(51,625)	$71,937	$—	$20,312

(a)

Derivative financial instruments are swaps, futures contracts, and forward foreign currency exchange contracts. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument

During the period ended September 30, 2018, there were no transfers between levels.

11

Item 2  – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds II, Inc.

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds II, Inc.

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds II, Inc.

Date: November 19, 2018